UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21981
American Funds Target Date Retirement Series
(Exact name of registrant as specified in charter)

333 South Hope Street, 55th Floor
Los Angeles, California 90071
(Address of principal executive offices)

Gregory F. Niland
5300 Robin Hood Rd.
Norfolk, VA 23513
(Name and address of agent for service)
Registrant's telephone number, including area code:
(949) 975-5000
Date of fiscal year end:
October 31
Date of reporting period:
April 30, 2026
ITEM 1 - Reports to Stockholders

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class A
| AAFJX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class C
| CCGDX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 56	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class T
| TDABX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-1
| FATSX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-2
| FBAJX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class F-3
| FCBEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-1
| RAADX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 37	0.73% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2
| RAABX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-2E
| RBAHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-3
| RCADX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-4
| RCAEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5E
| RAAJX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-5
| REAGX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2070 Target Date Retirement Fund
Class R-6
| RFBFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2070 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 647
Total number of portfolio holdings	17
Portfolio turnover rate	3%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-187-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class A
| AAOTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 18	0.35% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class C
| CCLTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 56	1.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class T
| TDTTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-1
| FAXTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-2
| FBMTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class F-3
| FCQTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-1
| RAQTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2
| RBOTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.12% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by f
und type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-2E
| RBEOX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-3
| RCPTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-4
| RDLTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 19	0.37% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5E
| RHLTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-5
| REOTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 4	0.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds
®
2065 Target Date Retirement Fund
Class R-6
| RFVTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2065 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.02% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 6,969
Total number of portfolio holdings	17
Portfolio turnover rate	4%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-185-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class A
| AANTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-083-0626 © 2026 Capital Group.
All
rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class C
| CCKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-083-0626 © 2026 Capital
Gro
up. All
rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class T
| TDSSX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 5	0.09% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your
financial
intermediary
.
Lit. No. MFTTSRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-1
| FAWTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financ ial
intermediary.
Lit. No. MFF1SRX-083-0626 © 2026 Capital Group. All
rights
r
eser
ved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-2
| FBKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class F-3
| FCKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will
be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-1
| RANTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
,
or
contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2
| RBNTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with
multiple
accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group
or
your financial intermediary.
Lit. No. MFR2SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-2E
| RBENX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MF2ESRX-083-0626 © 2026 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-3
| RCNTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your
financial
intermediary.
Lit. No. MFR3SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-4
| RDKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed
to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFR4SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5E
| RHKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or
yo
ur
financial
intermediary.
Lit. No. MFE5SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-5
| REMTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your
financial
intermediary.
Lit. No. MFR5SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2060 Target Date Retirement Fund
®
Class R-6
| RFUTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2060 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 20,126
Total number of portfolio holdings	18
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by
Capital Group
or
your
financial
intermediary.
Lit. No. MFR6SRX-083-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class A
| AAMTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding).
If
you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class C
| CCJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class T
| TDFWX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important
information
about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information
is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-1
| FAJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026.
You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial
intermediary
. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-2
| FBJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *

*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class F-3
| FCJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-1
| RAMTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional
information
about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2
| RBMTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *

*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-2E
| RBEMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-3
| RCMTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most
shareholder
documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-4
| RDJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*
Annualized
.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only
one
copy of most shareholder documents will be mailed to
shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5E
| RHJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a
hypothetical
$10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-5
| REKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2055 Target Date Retirement Fund
®
Class R-6
| RFKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2055 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 30,845
Total number of portfolio holdings	20
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the
fund
, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-082-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class A
| AALTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(per
ce
nt of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER
REPORT
American Funds 2050 Target Date Retirement Fund
®
Class C
| CCITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL
SHAREHOLDER
REPORT
American Funds 2050 Target Date Retirement Fund
®
Class T
| TDFYX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-1
| FAITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-2
| FBITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class F-3
| DITFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-1
| RAITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2
| RBITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-2E
| RBHEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-3
| RCITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-4
| RDITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(8
00) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5E
| RHITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-5
| REITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2050 Target Date Retirement Fund
®
Class R-6
| RFITX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2050 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 41,875
Total number of portfolio holdings	20
Portfolio turnover rate	6%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-069-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class A
| AAHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class C
| CCHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class T
| TDFUX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-1
| FATTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-2
| FBHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(perce
nt of net a
ssets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class F-3
| FCHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(p
ercent
of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-1
| RAHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hy
pothe
tical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2
| RBHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based
on
a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-2E
| RBHHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-3
| RCHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in mil lions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-4
| RDHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 i
nv
estment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5E
| RHHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(
perc
ent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-5
| REHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fund type
(perc
ent
of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2045 Target Date Retirement Fund
®
Class R-6
| RFHTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2045 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 46,598
Total number of portfolio holdings	25
Portfolio turnover rate	5%
Portfolio holdings by fun
d typ
e
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-068-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class A
| AAGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percen
t of
net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class C
| CCGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(perce
nt of
net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class T
| TDFOX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(per
cent of n
et assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-1
| FAUTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(
percent
of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-2
| FBGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(per
cen
t of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class F-3
| FCGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(
percent
of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-1
| RAKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percen
t of
net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2
| RBKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 57	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(
percent of ne
t assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-2E
| RBEKX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(pe
rcen
t of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-3
| RCKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(p
ercent o
f net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-4
| RDGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(perce
nt of
net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5E
| RHGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(perc
ent
of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-5
| REGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(pe
rcen
t of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2040 Target Date Retirement Fund
®
Class R-6
| RFGTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2040 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,820
Total number of portfolio holdings	26
Portfolio turnover rate	8%
Portfolio holdings by fund type
(p
erc
ent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-067-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class A
| AAFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.34% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFAASRX-066-0626 © 2026 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class C
| CCFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts
at
the
same
address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class T
| TDFHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt
by Capital Group or your
financial
intermediary.
Lit. No. MFTTSRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-1
| FAQTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial
intermediary.
Lit. No. MFF1SRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-2
| FBFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Grou
p
or your financial intermediary.
Lit. No. MFF2SRX-066-0626 © 2026 Capital Group. All ri
ght
s reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class F-3
| FDFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact
y
our financi
a
l intermediary.
Yo
ur instructions
wil
l typically be effective
w
ithin 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-1
| RAFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(p
ercen
t of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2
| RBFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(
perc
ent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-2E
| RBEFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(p
ercent o
f net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-3
| RCFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 34	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-066-0626 © 2026 Capital Group. All rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-4
| RDFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5E
| RHFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-5
| REFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-066-0626 © 2026 Capital Group. All
rights
reserved
.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2035 Target Date Retirement Fund
®
Class R-6
| RFFTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2035 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 55,877
Total number of portfolio holdings	24
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your
financial
intermediary.
Lit. No. MFR6SRX-066-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class A
| AAETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class C
| CCETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class T
| TDFMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-1
| FAETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your fin anci
al intermediary.
Lit. No. MFF1SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-2
| FBETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class F-3
| FCETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital
Group
or your financial intermediary.
Lit. No. MFF3SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-1
| RAETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address
(householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2
| RBETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund
expenses
, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-2E
| RBEEX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 202
6. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To
reduce
fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-3
| RCETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-4
| RDETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(
based
on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce
fund
expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you
would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5E
|
RHETX
for the six months ended April 30, 2026
This
semi-annual shareholder report
contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at
(800) 421-4225
.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
investment
)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce
fund
expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-5
| REETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2030 Target Date Retirement Fund
®
Class R-6
| RFETX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2030 Target Date Retirement Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 52,288
Total number of portfolio holdings	25
Portfolio turnover rate	10%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-065-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class A
| AADTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class C
| CCDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class T
| TDLMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class F-1
| FAPTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund
statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically
be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class F-2
| FBDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund t
yp
e
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within
30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class F-3
| FDDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions )	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-1
| RADTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fu
nd type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-2
| RBDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-2E
| RBEDX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-3
| RCDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-4
| RDDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to
shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-5E
| RHDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at  (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-5
| REDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2025 Target Date Retirement Income Fund
®
(formerly American Funds 2025 Target Date Retirement Fund)
Class R-6
| RFDTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2025 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 31,442
Total number of portfolio holdings	21
Portfolio turnover rate	7%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-064-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class A
| AACTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 17	0.33% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class C
| CCCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.07% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class T
| TDAMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class F-1
| FAOTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class F-2
| FBCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class F-3
| FCCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-1
| RACTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-2
| RBCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fu
nd type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-2E
| RBEHX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 41	0.81% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund
type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-3
| RCCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-4
| RDCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-5E
| RHCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-5
| RECTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2020 Target Date Retirement Income Fund
®
(formerly American Funds 2020 Target Date Retirement Fund)
Class R-6
| RRCTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2020 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 14,383
Total number of portfolio holdings	21
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent
of
net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mai
led to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-063-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class A
| AABTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 inv
es
tment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(perce
n
t of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses,
onl
y one copy of mo
st
shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class C
| CCBTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000
in
vestment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 54	1.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent
of
net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses,
on
ly one copy
of
most shareholder documents will be mailed to shareholders
wi
th multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class T
| TDQMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents wi
ll be mailed to s
ha
reholders with multiple accounts at the same address (householding). If you would pr
efer that your documents not be householded, please contact C
a
pital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions
wil
l typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class F-1
| FAKTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 20	0.39% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy
of
most shareholder documents
w
ill be mailed to shareholders
wi
th multiple accounts at the same addr
es
s (householding). If you would prefer that your documents not be householded, pl
ease contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class F-2
| FBBTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class F-3
| FDBTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-1
| RAJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-2
| RBJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-2E
| RBEJX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-3
| RCJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(8
00) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-4
| RDBTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-5E
| RHBTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-5
| REJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder
documents
will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2015 Target Date Retirement Income Fund
®
(formerly American Funds 2015 Target Date Retirement Fund)
Class R-6
| RFJTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2015 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 4,558
Total number of portfolio holdings	18
Portfolio turnover rate	8%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-062-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class A
| AAATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-A
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 16	0.32% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-A
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders
with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective
within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFAASRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class C
| CCATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-C
. You can also request this information by contacting us at (800) 421-4225.
What were the
fund
costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 55	1.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of
additional
information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-C
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFCCSRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class T
| TDMMX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class T	$ 4	0.08% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFTTSRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class F-1
| FAATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-1	$ 19	0.38% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF1SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class F-2
| FBATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund

(the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-2	$ 5	0.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF2SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class F-3
| DJTFX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-F3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F-3	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-F3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFF3SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-1
| RAATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R1
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-1	$ 56	1.10% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R1
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR1SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-2
| RBATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2	$ 56	1.11% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR2SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-2E
| RBEAX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R2E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-2E	$ 42	0.82% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R2E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MF2ESRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-3
| RCATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R3
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-3	$ 33	0.66% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R3
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR3SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-4
| RDATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R4
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-4	$ 18	0.36% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R4
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR4SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-5E
| RHATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5E
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5E	$ 8	0.16% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5E
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFE5SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-5
| REATX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R5
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-5	$ 3	0.06% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R5
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR5SRX-061-0626 © 2026 Capital Group. All rights reserved.

SEMI-ANNUAL SHAREHOLDER REPORT
American Funds 2010 Target Date Retirement Income Fund
®
(formerly American Funds 2010 Target Date Retirement Fund)
Class R-6
| RFTTX
for the six months ended April 30, 2026
This semi-annual shareholder report contains important information about American Funds 2010 Target Date Retirement Income Fund (the "fund") for the period from November 1, 2025 to April 30, 2026. You can find additional information about the fund at
capitalgroup.com/mutual-fund-literature-R6
. You can also request this information by contacting us at (800) 421-4225.
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R-6	$ 1	0.01% *
*Annualized.
Key fund statistics
Fund net assets (in millions)	$ 3,794
Total number of portfolio holdings	16
Portfolio turnover rate	9%
Portfolio holdings by fund type
(percent of net assets)
*Less than 1%.
Availability of additional information
Additional information about the fund, including its prospectus, financial information, holdings, and proxy voting information is available at
capitalgroup.com/mutual-fund-literature-R6
.
Important information
To reduce fund expenses, only one copy of most shareholder documents will be mailed to shareholders with multiple accounts at the same address (householding). If you would prefer that your documents not be householded, please contact Capital Group at
(800) 421-4225
, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Capital Group or your financial intermediary.
Lit. No. MFR6SRX-061-0626 © 2026 Capital Group. All rights reserved.

ITEM 2 - Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 - Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 - Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 - Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 - Investments

The schedule of investments is included as part of the material filed under Item 7 of this Form.

ITEM 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies

American Funds Target Date Retirement Series®
Financial Statements and Other Information N-CSR Items 7-11
for the six months ended April 30, 2026
Lit. No. MFGEFP2-850-0626 © 2026 Capital Group. All rights reserved.

American Funds 2070 Target Date Retirement Fundunaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2070.

Growth funds 50%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	777,327	$65,326
New Perspective Fund, Class R-6	892,079	64,551
New World Fund, Inc., Class R-6	529,083	53,802
The Growth Fund of America, Class R-6	573,042	47,328
AMCAP Fund, Class R-6 (a)	924,905	44,997
The New Economy Fund, Class R-6 (a)	429,897	34,615
EUPAC Fund, Class R-6	202,753	12,936
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	196,219	2,392
		325,947
Growth-and-income funds 38%
Fundamental Investors, Class R-6	583,248	57,998
Capital World Growth and Income Fund, Class R-6	694,284	53,946
Washington Mutual Investors Fund, Class R-6	763,195	51,523
The Investment Company of America, Class R-6	684,314	45,049
American Mutual Fund, Class R-6	606,902	37,531
		246,047
Balanced funds 6%
American Balanced Fund, Class R-6	709,624	28,101
American Funds Global Balanced Fund, Class R-6	256,401	10,748
		38,849
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	2,524,944	30,173
American Funds Emerging Markets Bond Fund, Class R-6	798,386	6,475
		36,648
Total investment securities 100% (cost: $603,620,000)		647,491
Other assets less liabilities 0%		(152)
Net assets 100%		$647,339

American Funds Target Date Retirement Series	1

American Funds 2070 Target Date Retirement Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
SMALLCAP World Fund, Inc., Class R-6	$33,372	$28,346	$458	$(27)	$4,093	$65,326	$390	$1,492
New Perspective Fund, Class R-6	33,372	32,164	133	(10)	(842)	64,551	513	2,026
New World Fund, Inc., Class R-6	26,697	24,887	161	(10)	2,389	53,802	452	1,379
The Growth Fund of America, Class R-6	23,360	25,741	345	(13)	(1,415)	47,328	151	2,570
AMCAP Fund, Class R-6 (a)	23,360	21,779	477	(20)	355	44,997	—	1,165
The New Economy Fund, Class R-6 (a)	16,685	16,488	28	(2)	1,472	34,615	—	1,782
EUPAC Fund, Class R-6	6,674	6,387	—	—	(125)	12,936	235	565
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	2,356	—	—	36	2,392	—	—
						325,947
Growth-and-income funds 38%
Fundamental Investors, Class R-6	30,034	25,256	30	— (c)	2,738	57,998	216	1,931
Capital World Growth and Income Fund, Class R-6	26,697	25,719	55	— (c)	1,585	53,946	362	2,551
Washington Mutual Investors Fund, Class R-6	26,697	24,203	19	— (c)	642	51,523	318	1,357
The Investment Company of America, Class R-6	23,360	21,627	—	—	62	45,049	208	2,190
American Mutual Fund, Class R-6	16,685	20,666	94	— (c)	274	37,531	244	1,076
						246,047
Balanced funds 6%
American Balanced Fund, Class R-6	20,021	15,927	8,369	176	346	28,101	382	1,237
American Funds Global Balanced Fund, Class R-6	6,672	5,594	1,625	(19)	126	10,748	113	300
						38,849
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	16,699	15,440	1,512	(16)	(438)	30,173	497	—
American Funds Emerging Markets Bond Fund, Class R-6	3,338	3,170	29	(1)	(3)	6,475	121	—
						36,648
Total 100%				$58	$11,295	$647,491	$4,202	$21,621

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Amount less than one thousand.

Refer to the notes to financial statements.

2	American Funds Target Date Retirement Series

American Funds 2065 Target Date Retirement Fundunaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2065.

Growth funds 50%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	8,360,303	$702,600
New Perspective Fund, Class R-6	9,602,834	694,861
New World Fund, Inc., Class R-6	5,695,358	579,161
The Growth Fund of America, Class R-6	6,168,568	509,462
AMCAP Fund, Class R-6 (a)	9,956,227	484,370
The New Economy Fund, Class R-6 (a)	4,637,301	373,395
EUPAC Fund, Class R-6	2,178,088	138,962
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	1,953,853	23,818
		3,506,629
Growth-and-income funds 38%
Fundamental Investors, Class R-6	6,302,629	626,734
Capital World Growth and Income Fund, Class R-6	7,484,710	581,562
Washington Mutual Investors Fund, Class R-6	8,276,098	558,719
The Investment Company of America, Class R-6	7,399,094	487,082
American Mutual Fund, Class R-6	6,459,732	399,470
		2,653,567
Balanced funds 6%
American Balanced Fund, Class R-6	7,631,775	302,218
American Funds Global Balanced Fund, Class R-6	2,743,097	114,991
		417,209
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	27,050,168	323,249
American Funds Emerging Markets Bond Fund, Class R-6	8,536,821	69,234
		392,483
Total investment securities 100% (cost: $5,860,093,000)		6,969,888
Other assets less liabilities 0%		(879)
Net assets 100%		$6,969,009

American Funds Target Date Retirement Series	3

American Funds 2065 Target Date Retirement Fund (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
SMALLCAP World Fund, Inc., Class R-6	$583,610	$98,542	$25,891	$(826)	$47,165	$702,600	$5,919	$22,658
New Perspective Fund, Class R-6	585,146	130,988	1,544	(93)	(19,636)	694,861	7,873	31,125
New World Fund, Inc., Class R-6	471,010	85,587	2,536	(41)	25,141	579,161	6,943	21,165
The Growth Fund of America, Class R-6	413,475	128,716	1,169	112	(31,672)	509,462	2,323	39,553
AMCAP Fund, Class R-6 (a)	415,143	85,148	11,541	271	(4,651)	484,370	—	18,213
The New Economy Fund, Class R-6 (a)	299,332	65,207	2,138	(56)	11,050	373,395	—	27,407
EUPAC Fund, Class R-6	117,417	26,147	1,305	(119)	(3,178)	138,962	3,597	8,651
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	23,406	—	—	412	23,818	—	—
						3,506,629
Growth-and-income funds 38%
Fundamental Investors, Class R-6	529,412	79,642	8,665	1,042	25,303	626,734	2,871	29,674
Capital World Growth and Income Fund, Class R-6	470,795	102,906	3,916	(235)	12,012	581,562	5,029	39,385
Washington Mutual Investors Fund, Class R-6	470,016	90,320	6,173	(315)	4,871	558,719	4,277	20,900
The Investment Company of America, Class R-6	412,342	89,244	5,320	(170)	(9,014)	487,082	2,750	33,717
American Mutual Fund, Class R-6	293,486	107,944	2,900	(211)	1,151	399,470	3,297	16,650
						2,653,567
Balanced funds 6%
American Balanced Fund, Class R-6	352,101	58,318	111,127	8,080	(5,154)	302,218	5,566	19,234
American Funds Global Balanced Fund, Class R-6	117,487	17,208	20,470	698	68	114,991	1,546	4,573
						417,209
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	294,596	72,838	38,778	(1,302)	(4,105)	323,249	6,602	—
American Funds Emerging Markets Bond Fund, Class R-6	58,985	12,857	3,063	(53)	508	69,234	1,281	—
						392,483
Total 100%				$6,782	$50,271	$6,969,888	$59,874	$332,905

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

4	American Funds Target Date Retirement Series

American Funds 2060 Target Date Retirement Fund®unaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2060.

Growth funds 50%	Shares	Value (000)
SMALLCAP World Fund, Inc., Class R-6	23,295,762	$1,957,776
New Perspective Fund, Class R-6	26,858,094	1,943,452
New World Fund, Inc., Class R-6	16,419,570	1,669,706
The Growth Fund of America, Class R-6	17,844,957	1,473,815
AMCAP Fund, Class R-6 (a)	28,693,945	1,395,960
The New Economy Fund, Class R-6 (a)	13,419,657	1,080,551
EUPAC Fund, Class R-6	6,302,712	402,113
American Funds Global Insight Fund, Class R-6	4,066,025	121,290
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	5,653,446	68,915
		10,113,578
Growth-and-income funds 38%
Fundamental Investors, Class R-6	18,238,075	1,813,594
Capital World Growth and Income Fund, Class R-6	21,658,782	1,682,887
Washington Mutual Investors Fund, Class R-6	23,951,101	1,616,939
The Investment Company of America, Class R-6	20,492,912	1,349,048
American Mutual Fund, Class R-6	19,074,736	1,179,582
		7,642,050
Balanced funds 6%
American Balanced Fund, Class R-6	22,043,440	872,920
American Funds Global Balanced Fund, Class R-6	8,802,429	368,998
		1,241,918
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	77,860,806	930,437
American Funds Emerging Markets Bond Fund, Class R-6	24,706,812	200,372
		1,130,809
Total investment securities 100% (cost: $15,924,461,000)		20,128,355
Other assets less liabilities 0%		(2,441)
Net assets 100%		$20,125,914

American Funds Target Date Retirement Series	5

American Funds 2060 Target Date Retirement Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 50%
SMALLCAP World Fund, Inc., Class R-6	$1,793,281	$156,140	$121,538	$(5,809)	$135,702	$1,957,776	$18,017	$68,964
New Perspective Fund, Class R-6	1,805,875	203,437	3,577	(121)	(62,162)	1,943,452	23,778	93,999
New World Fund, Inc., Class R-6	1,472,536	160,555	35,377	3,132	68,860	1,669,706	21,343	65,066
The Growth Fund of America, Class R-6	1,290,936	283,833	—	—	(100,954)	1,473,815	7,152	121,747
AMCAP Fund, Class R-6 (a)	1,290,936	166,463	44,143	1,956	(19,252)	1,395,960	—	56,333
The New Economy Fund, Class R-6 (a)	923,122	147,611	18,535	1,552	26,801	1,080,551	—	84,271
EUPAC Fund, Class R-6	371,402	47,311	5,583	(596)	(10,421)	402,113	11,152	26,823
American Funds Global Insight Fund, Class R-6	70,005	46,506	—	—	4,779	121,290	836	—
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	67,728	—	—	1,187	68,915	—	—
						10,113,578
Growth-and-income funds 38%
Fundamental Investors, Class R-6	1,661,230	143,797	66,784	8,118	67,233	1,813,594	8,650	90,991
Capital World Growth and Income Fund, Class R-6	1,477,377	201,932	27,674	477	30,775	1,682,887	15,254	121,693
Washington Mutual Investors Fund, Class R-6	1,460,564	184,637	39,740	116	11,362	1,616,939	12,953	64,767
The Investment Company of America, Class R-6	1,257,626	174,308	51,069	654	(32,471)	1,349,048	8,009	100,805
American Mutual Fund, Class R-6	941,671	269,462	32,524	(520)	1,493	1,179,582	10,344	53,500
						7,642,050
Balanced funds 6%
American Balanced Fund, Class R-6	1,098,402	107,891	339,945	31,411	(24,839)	872,920	17,040	59,411
American Funds Global Balanced Fund, Class R-6	367,991	27,023	28,216	351	1,849	368,998	4,803	14,117
						1,241,918
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	925,110	150,793	129,581	(1,058)	(14,827)	930,437	19,875	—
American Funds Emerging Markets Bond Fund, Class R-6	182,608	27,430	11,329	(38)	1,701	200,372	3,642	—
						1,130,809
Total 100%				$39,625	$86,816	$20,128,355	$182,848	$1,022,487

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

6	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund®unaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2055.

Growth funds 49%	Shares	Value (000)
New Perspective Fund, Class R-6	38,236,216	$2,766,773
SMALLCAP World Fund, Inc., Class R-6	32,007,592	2,689,918
New World Fund, Inc., Class R-6	23,367,873	2,376,279
The Growth Fund of America, Class R-6	27,380,541	2,261,359
AMCAP Fund, Class R-6 (a)	43,982,741	2,139,760
The New Economy Fund, Class R-6 (a)	19,432,398	1,564,697
American Funds Global Insight Fund, Class R-6	23,889,782	712,632
EUPAC Fund, Class R-6	9,670,281	616,964
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	8,675,397	105,753
		15,234,135
Growth-and-income funds 37%
Fundamental Investors, Class R-6	27,038,401	2,688,699
Capital World Growth and Income Fund, Class R-6	31,983,280	2,485,101
Washington Mutual Investors Fund, Class R-6	36,628,079	2,472,762
American Mutual Fund, Class R-6	32,304,337	1,997,700
The Investment Company of America, Class R-6	26,749,465	1,760,917
		11,405,179
Equity-income funds 1%
Capital Income Builder, Class R-6	2,293,521	186,188
The Income Fund of America, Class R-6	6,749,491	185,814
		372,002
Balanced funds 7%
American Balanced Fund, Class R-6	37,454,297	1,483,190
American Funds Global Balanced Fund, Class R-6	14,683,594	615,536
		2,098,726
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	119,720,993	1,430,666
American Funds Emerging Markets Bond Fund, Class R-6	37,908,459	307,437
		1,738,103
Total investment securities 100% (cost: $23,573,837,000)		30,848,145
Other assets less liabilities 0%		(3,601)
Net assets 100%		$30,844,544

American Funds Target Date Retirement Series	7

American Funds 2055 Target Date Retirement Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 49%
New Perspective Fund, Class R-6	$2,602,968	$263,750	$9,089	$(470)	$(90,386)	$2,766,773	$34,048	$134,570
SMALLCAP World Fund, Inc., Class R-6	2,530,630	172,683	191,663	(15,557)	193,825	2,689,918	25,167	96,334
New World Fund, Inc., Class R-6	2,195,771	141,361	62,971	7,789	94,329	2,376,279	31,626	96,416
The Growth Fund of America, Class R-6	2,026,344	394,539	—	—	(159,524)	2,261,359	11,149	189,798
AMCAP Fund, Class R-6 (a)	2,026,344	214,889	73,294	3,323	(31,502)	2,139,760	—	87,961
The New Economy Fund, Class R-6 (a)	1,392,058	172,976	38,359	6,320	31,702	1,564,697	—	125,994
American Funds Global Insight Fund, Class R-6	610,532	66,564	—	—	35,536	712,632	7,436	—
EUPAC Fund, Class R-6	584,264	66,334	15,568	(1,256)	(16,810)	616,964	17,543	42,197
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	103,930	—	—	1,823	105,753	—	—
						15,234,135
Growth-and-income funds 37%
Fundamental Investors, Class R-6	2,560,480	176,264	158,895	22,898	87,952	2,688,699	13,068	139,050
Capital World Growth and Income Fund, Class R-6	2,272,180	240,818	72,016	7,006	37,113	2,485,101	23,131	185,799
Washington Mutual Investors Fund, Class R-6	2,273,423	267,887	85,141	(61)	16,654	2,472,762	20,053	100,626
American Mutual Fund, Class R-6	1,747,003	336,106	84,545	590	(1,454)	1,997,700	18,739	98,588
The Investment Company of America, Class R-6	1,697,451	191,613	83,468	6,988	(51,667)	1,760,917	10,608	134,650
						11,405,179
Equity-income funds 1%
Capital Income Builder, Class R-6	108,512	82,979	9,944	(174)	4,815	186,188	2,443	5,080
The Income Fund of America, Class R-6	108,009	86,351	10,749	(331)	2,534	185,814	3,188	6,462
						372,002
Balanced funds 7%
American Balanced Fund, Class R-6	1,787,858	151,742	467,407	43,602	(32,605)	1,483,190	27,593	95,871
American Funds Global Balanced Fund, Class R-6	580,381	68,040	36,755	638	3,232	615,536	7,572	21,976
						2,098,726
Fixed income funds 6%
U.S. Government Securities Fund, Class R-6	1,438,959	218,111	202,017	(6,499)	(17,888)	1,430,666	30,671	—
American Funds Emerging Markets Bond Fund, Class R-6	288,000	38,573	21,727	(87)	2,678	307,437	5,573	—
						1,738,103
Total 100%				$74,719	$110,357	$30,848,145	$289,608	$1,561,372

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

8	American Funds Target Date Retirement Series

American Funds 2050 Target Date Retirement Fund®unaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2050.

Growth funds 47%	Shares	Value (000)
New Perspective Fund, Class R-6	48,407,777	$3,502,787
SMALLCAP World Fund, Inc., Class R-6	38,461,978	3,232,345
The Growth Fund of America, Class R-6	37,162,047	3,069,213
AMCAP Fund, Class R-6 (a)	59,628,432	2,900,923
New World Fund, Inc., Class R-6	25,982,078	2,642,117
The New Economy Fund, Class R-6 (a)	22,713,972	1,828,929
American Funds Global Insight Fund, Class R-6	46,517,459	1,387,616
EUPAC Fund, Class R-6	13,124,914	837,370
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	11,774,063	143,526
		19,544,826
Growth-and-income funds 35%
Fundamental Investors, Class R-6	33,756,830	3,356,779
Washington Mutual Investors Fund, Class R-6	47,861,625	3,231,138
Capital World Growth and Income Fund, Class R-6	39,644,393	3,080,369
American Mutual Fund, Class R-6	47,509,320	2,937,977
The Investment Company of America, Class R-6	29,935,190	1,970,634
		14,576,897
Equity-income funds 5%
The Income Fund of America, Class R-6	39,691,986	1,092,720
Capital Income Builder, Class R-6	11,930,696	968,534
		2,061,254
Balanced funds 8%
American Balanced Fund, Class R-6	63,200,807	2,502,752
American Funds Global Balanced Fund, Class R-6	19,928,800	835,415
		3,338,167
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	162,497,441	1,941,844
American Funds Emerging Markets Bond Fund, Class R-6	51,453,982	417,292
		2,359,136
Total investment securities 100% (cost: $31,281,623,000)		41,880,280
Other assets less liabilities 0%		(5,120)
Net assets 100%		$41,875,160

American Funds Target Date Retirement Series	9

American Funds 2050 Target Date Retirement Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 47%
New Perspective Fund, Class R-6	$3,438,566	$297,769	$113,308	$8,072	$(128,312)	$3,502,787	$44,954	$177,646
SMALLCAP World Fund, Inc., Class R-6	3,091,876	175,247	248,949	(13,209)	227,380	3,232,345	30,711	117,556
The Growth Fund of America, Class R-6	2,801,254	507,551	18,826	(1,179)	(219,587)	3,069,213	15,366	261,587
AMCAP Fund, Class R-6 (a)	2,801,254	274,814	135,036	7,337	(47,446)	2,900,923	—	121,358
New World Fund, Inc., Class R-6	2,401,539	211,429	82,460	9,450	102,159	2,642,117	34,460	105,056
The New Economy Fund, Class R-6 (a)	1,606,295	212,641	34,531	5,768	38,756	1,828,929	—	144,780
American Funds Global Insight Fund, Class R-6	1,242,687	74,402	—	—	70,527	1,387,616	14,930	—
EUPAC Fund, Class R-6	809,655	85,144	31,663	(1,120)	(24,646)	837,370	24,233	58,289
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	141,053	—	—	2,473	143,526	—	—
						19,544,826
Growth-and-income funds 35%
Fundamental Investors, Class R-6	3,212,142	214,233	209,463	34,719	105,148	3,356,779	16,375	173,829
Washington Mutual Investors Fund, Class R-6	3,088,170	238,833	116,595	1,263	19,467	3,231,138	26,853	135,498
Capital World Growth and Income Fund, Class R-6	2,813,674	307,814	95,151	7,837	46,195	3,080,369	28,683	229,409
American Mutual Fund, Class R-6	2,755,460	318,222	129,823	(1,095)	(4,787)	2,937,977	29,023	155,105
The Investment Company of America, Class R-6	1,928,035	204,362	110,781	11,390	(62,372)	1,970,634	12,041	153,026
						14,576,897
Equity-income funds 5%
The Income Fund of America, Class R-6	936,207	241,751	96,498	84	11,176	1,092,720	25,081	54,601
Capital Income Builder, Class R-6	860,376	161,648	79,648	1,668	24,490	968,534	17,126	39,145
						2,061,254
Balanced funds 8%
American Balanced Fund, Class R-6	2,871,867	228,906	618,353	53,899	(33,567)	2,502,752	44,426	153,497
American Funds Global Balanced Fund, Class R-6	797,939	80,213	47,878	717	4,424	835,415	10,443	30,357
						3,338,167
Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,980,758	254,866	260,371	(19,045)	(14,364)	1,941,844	42,122	—
American Funds Emerging Markets Bond Fund, Class R-6	394,230	46,262	26,815	(151)	3,766	417,292	7,652	—
						2,359,136
Total 100%				$106,405	$120,880	$41,880,280	$424,479	$2,110,739

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

10	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund®unaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2045.

Growth funds 43%	Shares	Value (000)
The Growth Fund of America, Class R-6	40,459,918	$3,341,585
New Perspective Fund, Class R-6	44,927,223	3,250,934
AMCAP Fund, Class R-6 (a)	66,645,778	3,242,317
SMALLCAP World Fund, Inc., Class R-6	37,238,314	3,129,508
New World Fund, Inc., Class R-6	25,341,397	2,576,967
The New Economy Fund, Class R-6 (a)	24,230,999	1,951,080
American Funds Global Insight Fund, Class R-6	62,757,404	1,872,053
EUPAC Fund, Class R-6	10,222,312	652,183
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	6,167,676	75,184
		20,091,811
Growth-and-income funds 33%
Fundamental Investors, Class R-6	36,121,988	3,591,970
Capital World Growth and Income Fund, Class R-6	43,109,697	3,349,624
American Mutual Fund, Class R-6	52,809,414	3,265,734
Washington Mutual Investors Fund, Class R-6	46,303,045	3,125,919
The Investment Company of America, Class R-6	28,361,397	1,867,031
International Growth and Income Fund, Class R-6	5,806,966	280,418
		15,480,696
Equity-income funds 7%
The Income Fund of America, Class R-6	67,893,965	1,869,121
Capital Income Builder, Class R-6	17,321,041	1,406,122
		3,275,243
Balanced funds 10%
American Balanced Fund, Class R-6	86,634,963	3,430,745
American Funds Global Balanced Fund, Class R-6	22,182,759	929,901
		4,360,646
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	187,855,854	2,244,877
American Funds Emerging Markets Bond Fund, Class R-6	49,251,898	399,433
American Funds Multi-Sector Income Fund, Class R-6	29,751,014	279,065
Capital World Bond Fund, Class R-6	17,249,190	278,574
American Funds Inflation Linked Bond Fund, Class R-6	12,616,620	120,615
The Bond Fund of America, Class R-6	6,574,852	74,230
		3,396,794
Total investment securities 100% (cost: $34,852,346,000)		46,605,190
Other assets less liabilities 0%		(7,007)
Net assets 100%		$46,598,183

American Funds Target Date Retirement Series	11

American Funds 2045 Target Date Retirement Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 43%
The Growth Fund of America, Class R-6	$3,093,623	$531,679	$39,826	$(1,384)	$(242,507)	$3,341,585	$16,942	$288,430
New Perspective Fund, Class R-6	3,093,623	269,162	5,265	87	(106,673)	3,250,934	40,335	159,457
AMCAP Fund, Class R-6 (a)	3,093,623	323,277	131,023	7,211	(50,771)	3,242,317	—	133,847
SMALLCAP World Fund, Inc., Class R-6	2,962,793	171,371	214,026	(4,459)	213,829	3,129,508	29,535	113,053
New World Fund, Inc., Class R-6	2,472,565	153,363	162,128	27,401	85,766	2,576,967	35,449	108,070
The New Economy Fund, Class R-6 (a)	1,775,648	194,929	66,029	11,471	35,061	1,951,080	—	160,164
American Funds Global Insight Fund, Class R-6	1,769,982	25,906	20,930	3,371	93,724	1,872,053	20,788	—
EUPAC Fund, Class R-6	718,789	73,979	117,024	11,983	(35,544)	652,183	21,387	51,444
American Funds U.S. Small and Mid Cap Equity Fund, Class R-6	—	73,889	—	—	1,295	75,184	—	—
						20,091,811
Growth-and-income funds 33%
Fundamental Investors, Class R-6	3,498,029	206,592	260,843	44,392	103,800	3,591,970	17,643	188,949
Capital World Growth and Income Fund, Class R-6	3,136,997	287,788	132,871	14,378	43,332	3,349,624	31,758	256,030
American Mutual Fund, Class R-6	3,007,469	363,139	99,330	(243)	(5,301)	3,265,734	32,023	169,552
Washington Mutual Investors Fund, Class R-6	2,999,657	173,816	69,157	3,201	18,402	3,125,919	25,981	131,732
The Investment Company of America, Class R-6	1,793,197	156,767	35,120	2,688	(50,501)	1,867,031	11,171	143,337
International Growth and Income Fund, Class R-6	71,894	195,442	—	—	13,082	280,418	1,642	3,936
						15,480,696
Equity-income funds 7%
The Income Fund of America, Class R-6	1,731,948	270,720	152,822	1,374	17,901	1,869,121	45,448	99,893
Capital Income Builder, Class R-6	1,302,890	164,942	100,430	4,786	33,934	1,406,122	25,591	58,922
						3,275,243
Balanced funds 10%
American Balanced Fund, Class R-6	3,522,486	272,096	396,342	27,094	5,411	3,430,745	55,126	188,282
American Funds Global Balanced Fund, Class R-6	879,280	90,549	45,975	1,014	5,033	929,901	11,547	33,535
						4,360,646
Fixed income funds 7%
U.S. Government Securities Fund, Class R-6	2,184,138	276,004	177,703	(30,434)	(7,128)	2,244,877	47,005	—
American Funds Emerging Markets Bond Fund, Class R-6	430,524	46,894	82,548	2,503	2,060	399,433	6,590	—
American Funds Multi-Sector Income Fund, Class R-6	131,499	158,635	8,032	(180)	(2,857)	279,065	6,264	—
Capital World Bond Fund, Class R-6	130,607	157,364	6,613	(137)	(2,647)	278,574	2,859	—
American Funds Inflation Linked Bond Fund, Class R-6	131,241	50,460	56,990	(1,123)	(2,973)	120,615	5,522	—
The Bond Fund of America, Class R-6	—	74,911	—	—	(681)	74,230	478	—
						3,396,794
Total 100%				$124,994	$165,047	$46,605,190	$491,084	$2,288,633

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

12	American Funds Target Date Retirement Series

American Funds 2040 Target Date Retirement Fund®unaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2040.

Growth funds 34%	Shares	Value (000)
The Growth Fund of America, Class R-6	42,700,259	$3,526,614
AMCAP Fund, Class R-6 (a)	72,258,777	3,515,389
New Perspective Fund, Class R-6	42,187,984	3,052,723
SMALLCAP World Fund, Inc., Class R-6	34,012,740	2,858,431
American Funds Global Insight Fund, Class R-6	71,138,117	2,122,050
The New Economy Fund, Class R-6 (a)	18,450,824	1,485,660
New World Fund, Inc., Class R-6	14,455,864	1,470,017
		18,030,884
Growth-and-income funds 33%
American Mutual Fund, Class R-6	59,953,564	3,707,528
Capital World Growth and Income Fund, Class R-6	47,715,938	3,707,528
Fundamental Investors, Class R-6	35,673,161	3,547,339
Washington Mutual Investors Fund, Class R-6	44,745,588	3,020,775
The Investment Company of America, Class R-6	32,148,601	2,116,343
International Growth and Income Fund, Class R-6	21,927,422	1,058,875
		17,158,388
Equity-income funds 7%
The Income Fund of America, Class R-6	77,045,178	2,121,054
Capital Income Builder, Class R-6	21,598,228	1,753,344
		3,874,398
Balanced funds 11%
American Balanced Fund, Class R-6	107,053,198	4,239,307
American Funds Global Balanced Fund, Class R-6	36,468,937	1,528,778
		5,768,085
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	219,960,502	2,628,528
American Funds Multi-Sector Income Fund, Class R-6	120,342,042	1,128,808
American Funds Inflation Linked Bond Fund, Class R-6	113,315,013	1,083,291
Capital World Bond Fund, Class R-6	65,146,596	1,052,118
American Funds Mortgage Fund, Class R-6	89,420,986	788,693
Intermediate Bond Fund of America, Class R-6	37,615,543	473,956
The Bond Fund of America, Class R-6	30,743,788	347,097
American Funds Strategic Bond Fund, Class R-6	34,248,730	314,061
American Funds Emerging Markets Bond Fund, Class R-6	22,059,500	178,903
		7,995,455
Total investment securities 100% (cost: $39,799,413,000)		52,827,210
Other assets less liabilities 0%		(7,064)
Net assets 100%		$52,820,146

American Funds Target Date Retirement Series	13

American Funds 2040 Target Date Retirement Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 34%
The Growth Fund of America, Class R-6	$3,527,016	$485,718	$207,692	$18,263	$(296,691)	$3,526,614	$19,143	$325,894
AMCAP Fund, Class R-6 (a)	3,527,016	308,878	267,790	18,256	(70,971)	3,515,389	—	151,469
New Perspective Fund, Class R-6	3,224,890	265,981	325,483	47,743	(160,408)	3,052,723	41,844	165,423
SMALLCAP World Fund, Inc., Class R-6	2,877,624	147,011	361,532	9,674	185,654	2,858,431	28,474	108,991
American Funds Global Insight Fund, Class R-6	2,068,819	24,520	83,311	14,674	97,348	2,122,050	24,520	—
The New Economy Fund, Class R-6 (a)	1,714,261	169,369	427,927	131,335	(101,378)	1,485,660	—	151,438
New World Fund, Inc., Class R-6	1,714,261	97,611	410,241	74,232	(5,846)	1,470,017	24,110	73,501
						18,030,884
Growth-and-income funds 33%
American Mutual Fund, Class R-6	3,472,592	326,638	84,939	1,066	(7,829)	3,707,528	36,832	195,775
Capital World Growth and Income Fund, Class R-6	3,649,008	333,191	335,985	41,250	20,064	3,707,528	36,460	296,732
Fundamental Investors, Class R-6	3,578,200	209,952	385,605	64,162	80,630	3,547,339	17,720	192,231
Washington Mutual Investors Fund, Class R-6	2,995,939	156,768	151,752	11,536	8,284	3,020,775	25,498	130,656
The Investment Company of America, Class R-6	2,105,535	183,710	114,609	8,345	(66,638)	2,116,343	12,915	167,954
International Growth and Income Fund, Class R-6	1,081,652	71,484	162,115	24,247	43,607	1,058,875	13,323	58,161
						17,158,388
Equity-income funds 7%
The Income Fund of America, Class R-6	1,937,457	287,915	127,561	5,109	18,134	2,121,054	51,331	112,429
Capital Income Builder, Class R-6	1,535,919	260,712	92,288	4,892	44,109	1,753,344	30,850	70,065
						3,874,398
Balanced funds 11%
American Balanced Fund, Class R-6	4,104,814	287,066	195,191	9,977	32,641	4,239,307	65,118	221,952
American Funds Global Balanced Fund, Class R-6	1,084,058	484,531	55,032	1,235	13,986	1,528,778	15,819	41,345
						5,768,085
Fixed income funds 15%
U.S. Government Securities Fund, Class R-6	2,440,425	399,204	167,471	(17,930)	(25,700)	2,628,528	53,739	—
American Funds Multi-Sector Income Fund, Class R-6	1,004,797	196,081	57,315	(1,152)	(13,603)	1,128,808	34,018	—
American Funds Inflation Linked Bond Fund, Class R-6	1,156,800	171,130	211,762	(14,905)	(17,972)	1,083,291	43,005	—
Capital World Bond Fund, Class R-6	963,579	144,057	47,637	(462)	(7,419)	1,052,118	9,224	—
American Funds Mortgage Fund, Class R-6	356,187	474,793	32,434	(520)	(9,333)	788,693	12,064	—
Intermediate Bond Fund of America, Class R-6	156,962	339,761	18,290	(219)	(4,258)	473,956	6,350	—
The Bond Fund of America, Class R-6	—	355,785	5,489	(67)	(3,132)	347,097	2,234	—
American Funds Strategic Bond Fund, Class R-6	76,469	252,695	8,813	(172)	(6,118)	314,061	3,837	—
American Funds Emerging Markets Bond Fund, Class R-6	—	180,507	499	(20)	(1,085)	178,903	1,674	—
						7,995,455
Total 100%				$450,549	$(253,924)	$52,827,210	$610,102	$2,464,016

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

14	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund®unaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2035.

Growth funds 21%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	66,586,912	$3,239,453
The Growth Fund of America, Class R-6	36,384,537	3,004,999
American Funds Global Insight Fund, Class R-6	69,664,738	2,078,099
SMALLCAP World Fund, Inc., Class R-6	22,665,730	1,904,828
New Perspective Fund, Class R-6	20,796,964	1,504,869
		11,732,248
Growth-and-income funds 30%
American Mutual Fund, Class R-6	63,648,646	3,936,032
Capital World Growth and Income Fund, Class R-6	50,512,938	3,924,855
Fundamental Investors, Class R-6	28,747,353	2,858,637
Washington Mutual Investors Fund, Class R-6	41,581,315	2,807,155
The Investment Company of America, Class R-6	31,484,939	2,072,653
International Growth and Income Fund, Class R-6	23,217,192	1,121,158
		16,720,490
Equity-income funds 8%
The Income Fund of America, Class R-6	84,841,332	2,335,682
Capital Income Builder, Class R-6	27,718,678	2,250,202
		4,585,884
Balanced funds 13%
American Balanced Fund, Class R-6	113,343,785	4,488,414
American Funds Global Balanced Fund, Class R-6	66,551,783	2,789,851
		7,278,265
Fixed income funds 28%
American Funds Mortgage Fund, Class R-6	315,666,173	2,784,175
U.S. Government Securities Fund, Class R-6	232,917,145	2,783,360
American Funds Inflation Linked Bond Fund, Class R-6	258,934,862	2,475,417
Intermediate Bond Fund of America, Class R-6	159,065,404	2,004,224
The Bond Fund of America, Class R-6	136,123,181	1,536,831
American Funds Multi-Sector Income Fund, Class R-6	158,237,033	1,484,263
American Funds Strategic Bond Fund, Class R-6	130,476,846	1,196,473
Capital World Bond Fund, Class R-6	68,976,714	1,113,974
American Funds Emerging Markets Bond Fund, Class R-6	23,357,551	189,430
		15,568,147
Total investment securities 100% (cost: $44,433,806,000)		55,885,034
Other assets less liabilities 0%		(7,767)
Net assets 100%		$55,877,267

American Funds Target Date Retirement Series	15

American Funds 2035 Target Date Retirement Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 21%
AMCAP Fund, Class R-6 (a)	$3,292,534	$302,036	$305,533	$27,042	$(76,626)	$3,239,453	$—	$142,301
The Growth Fund of America, Class R-6	3,077,663	446,169	276,647	25,635	(267,821)	3,004,999	16,690	284,139
American Funds Global Insight Fund, Class R-6	2,110,739	39,611	184,142	39,954	71,937	2,078,099	24,705	—
SMALLCAP World Fund, Inc., Class R-6	1,990,291	105,832	323,687	11,026	121,366	1,904,828	19,604	75,040
New Perspective Fund, Class R-6	1,573,559	121,366	134,045	43,907	(99,918)	1,504,869	20,438	80,798
New World Fund, Inc., Class R-6 (c)	18,958	1,101	19,984	9,976	(10,051)	—	272	829
The New Economy Fund, Class R-6 (a)(c)	20,885	1,897	21,941	14,121	(14,962)	—	—	1,897
						11,732,248
Growth-and-income funds 30%
American Mutual Fund, Class R-6	3,769,650	260,651	86,419	6,600	(14,450)	3,936,032	39,470	211,274
Capital World Growth and Income Fund, Class R-6	3,853,418	359,845	354,092	46,457	19,227	3,924,855	38,522	312,948
Fundamental Investors, Class R-6	2,993,859	175,607	429,978	90,932	28,217	2,858,637	14,733	160,874
Washington Mutual Investors Fund, Class R-6	2,718,749	151,488	82,580	7,222	12,276	2,807,155	23,331	118,910
The Investment Company of America, Class R-6	2,131,505	183,110	183,504	22,696	(81,154)	2,072,653	12,828	167,203
International Growth and Income Fund, Class R-6	1,123,605	73,387	147,201	24,335	47,032	1,121,158	13,824	59,563
						16,720,490
Equity-income funds 8%
The Income Fund of America, Class R-6	2,146,751	250,516	87,058	4,308	21,165	2,335,682	56,514	124,573
Capital Income Builder, Class R-6	2,143,172	140,163	97,109	9,128	54,848	2,250,202	42,001	97,767
						4,585,884
Balanced funds 13%
American Balanced Fund, Class R-6	4,485,295	307,409	350,487	29,403	16,794	4,488,414	69,654	237,755
American Funds Global Balanced Fund, Class R-6	2,708,866	138,620	78,016	1,796	18,585	2,789,851	35,307	103,312
						7,278,265
Fixed income funds 28%
American Funds Mortgage Fund, Class R-6	2,579,585	367,292	124,664	(15,736)	(22,302)	2,784,175	59,579	—
U.S. Government Securities Fund, Class R-6	2,578,031	374,325	122,892	(13,359)	(32,745)	2,783,360	56,999	—
American Funds Inflation Linked Bond Fund, Class R-6	2,643,811	233,473	328,950	(34,246)	(38,671)	2,475,417	95,222	—
Intermediate Bond Fund of America, Class R-6	1,660,602	448,548	84,463	(7,448)	(13,015)	2,004,224	37,638	—
The Bond Fund of America, Class R-6	499,245	1,097,138	40,087	(647)	(18,818)	1,536,831	20,104	—
American Funds Multi-Sector Income Fund, Class R-6	1,558,696	50,255	104,502	(1,643)	(18,543)	1,484,263	49,153	—
American Funds Strategic Bond Fund, Class R-6	1,021,106	236,857	34,336	(1,685)	(25,469)	1,196,473	22,314	—
Capital World Bond Fund, Class R-6	1,017,413	139,011	34,353	(1,547)	(6,550)	1,113,974	9,810	—
American Funds Emerging Markets Bond Fund, Class R-6	—	190,591	—	—	(1,161)	189,430	1,775	—
						15,568,147
Total 100%				$338,227	$(330,809)	$55,885,034	$780,487	$2,179,183

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.
(c)	Affiliated issuer during the reporting period but no longer held at 4/30/2026.

Refer to the notes to financial statements.

16	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund®unaudited
Investment portfolio April 30, 2026
Designed for investors who plan to retire in or near 2030.

Growth funds 13%	Shares	Value (000)
AMCAP Fund, Class R-6 (a)	50,602,947	$2,461,833
American Funds Global Insight Fund, Class R-6	52,938,535	1,579,156
The Growth Fund of America, Class R-6	17,536,237	1,448,318
SMALLCAP World Fund, Inc., Class R-6	8,736,025	734,176
New Perspective Fund, Class R-6	10,102,144	730,991
		6,954,474
Growth-and-income funds 26%
American Mutual Fund, Class R-6	56,838,145	3,514,871
Capital World Growth and Income Fund, Class R-6	45,236,433	3,514,871
Washington Mutual Investors Fund, Class R-6	38,895,790	2,625,855
Fundamental Investors, Class R-6	15,851,465	1,576,270
The Investment Company of America, Class R-6	23,925,761	1,575,033
International Growth and Income Fund, Class R-6	18,493,922	893,071
		13,699,971
Equity-income funds 10%
The Income Fund of America, Class R-6	105,796,230	2,912,570
Capital Income Builder, Class R-6	27,913,871	2,266,048
		5,178,618
Balanced funds 13%
American Balanced Fund, Class R-6	106,220,671	4,206,338
American Funds Global Balanced Fund, Class R-6	58,621,464	2,457,412
		6,663,750
Fixed income funds 38%
The Bond Fund of America, Class R-6	352,709,815	3,982,094
American Funds Inflation Linked Bond Fund, Class R-6	322,879,194	3,086,725
American Funds Mortgage Fund, Class R-6	313,191,589	2,762,350
Intermediate Bond Fund of America, Class R-6	219,226,847	2,762,258
U.S. Government Securities Fund, Class R-6	218,115,050	2,606,475
American Funds Multi-Sector Income Fund, Class R-6	174,814,295	1,639,758
American Funds Strategic Bond Fund, Class R-6	139,268,417	1,277,091
Capital World Bond Fund, Class R-6	64,642,298	1,043,973
American High-Income Trust, Class R-6	56,127,604	553,980
American Funds Emerging Markets Bond Fund, Class R-6	10,301,674	83,547
		19,798,251
Total investment securities 100% (cost: $43,004,379,000)		52,295,064
Other assets less liabilities 0%		(7,409)
Net assets 100%		$52,287,655

American Funds Target Date Retirement Series	17

American Funds 2030 Target Date Retirement Fund® (continued)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 13%
AMCAP Fund, Class R-6 (a)	$2,878,136	$226,882	$597,774	$72,369	$(117,780)	$2,461,833	$—	$123,702
American Funds Global Insight Fund, Class R-6	1,633,746	19,086	159,053	44,333	41,044	1,579,156	19,087	—
The Growth Fund of America, Class R-6	1,737,445	194,423	342,596	103,631	(244,585)	1,448,318	9,419	160,323
SMALLCAP World Fund, Inc., Class R-6	906,801	42,509	268,719	28,675	24,910	734,176	8,806	33,704
New Perspective Fund, Class R-6	907,852	58,163	201,946	97,211	(130,289)	730,991	11,744	46,421
						6,954,474
Growth-and-income funds 26%
American Mutual Fund, Class R-6	3,562,738	234,401	272,533	26,281	(36,016)	3,514,871	36,614	197,788
Capital World Growth and Income Fund, Class R-6	3,603,438	327,335	472,802	68,642	(11,742)	3,514,871	35,654	291,681
Washington Mutual Investors Fund, Class R-6	2,644,384	137,063	173,626	15,755	2,279	2,625,855	22,399	114,664
Fundamental Investors, Class R-6	1,633,154	95,284	217,220	63,446	1,606	1,576,270	8,012	87,273
The Investment Company of America, Class R-6	1,631,526	138,127	149,373	30,882	(76,129)	1,575,033	9,822	128,305
International Growth and Income Fund, Class R-6	1,003,291	64,362	235,203	70,741	(10,120)	893,071	11,891	52,472
						13,699,971
Equity-income funds 10%
The Income Fund of America, Class R-6	2,236,209	762,885	123,725	5,011	32,190	2,912,570	61,413	129,764
Capital Income Builder, Class R-6	2,236,210	145,357	179,599	19,978	44,102	2,266,048	43,346	102,011
						5,178,618
Balanced funds 13%
American Balanced Fund, Class R-6	4,343,087	296,611	473,628	54,412	(14,144)	4,206,338	67,061	229,550
American Funds Global Balanced Fund, Class R-6	2,683,901	131,578	373,790	28,656	(12,933)	2,457,412	32,947	98,631
						6,663,750
Fixed income funds 38%
The Bond Fund of America, Class R-6	3,621,748	602,176	176,750	(26,782)	(38,298)	3,982,094	82,053	—
American Funds Inflation Linked Bond Fund, Class R-6	3,170,082	220,510	216,756	(31,943)	(55,168)	3,086,725	113,969	—
American Funds Mortgage Fund, Class R-6	2,577,509	351,058	128,489	(18,942)	(18,786)	2,762,350	59,487	—
Intermediate Bond Fund of America, Class R-6	2,574,782	349,918	133,717	(10,344)	(18,381)	2,762,258	55,111	—
U.S. Government Securities Fund, Class R-6	2,502,903	267,189	120,062	(14,513)	(29,042)	2,606,475	54,578	—
American Funds Multi-Sector Income Fund, Class R-6	1,560,494	173,375	72,578	(1,119)	(20,414)	1,639,758	51,123	—
American Funds Strategic Bond Fund, Class R-6	1,033,147	315,057	42,364	(2,917)	(25,832)	1,277,091	23,231	—
Capital World Bond Fund, Class R-6	1,015,293	73,801	37,713	(1,956)	(5,452)	1,043,973	9,301	—
American High-Income Trust, Class R-6	151,703	418,838	14,067	(165)	(2,329)	553,980	11,096	—
American Funds Emerging Markets Bond Fund, Class R-6	—	84,065	—	—	(518)	83,547	799	—
						19,798,251
Total 100%				$621,342	$(721,827)	$52,295,064	$838,963	$1,796,289

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

18	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Income Fund®unaudited
(formerly American Funds 2025 Target Date Retirement Fund)
Investment portfolio April 30, 2026
Designed for investors who retired in or near 2025.

Growth funds 5%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	28,489,618	$849,845
AMCAP Fund, Class R-6 (a)	13,134,331	638,985
		1,488,830
Growth-and-income funds 23%
American Mutual Fund, Class R-6	30,595,731	1,892,040
Capital World Growth and Income Fund, Class R-6	23,042,192	1,790,378
Washington Mutual Investors Fund, Class R-6	23,368,023	1,577,575
Fundamental Investors, Class R-6	9,539,880	948,646
The Investment Company of America, Class R-6	14,401,300	948,038
International Growth and Income Fund, Class R-6	4,542,550	219,360
		7,376,037
Equity-income funds 15%
The Income Fund of America, Class R-6	107,234,679	2,952,171
Capital Income Builder, Class R-6	21,258,414	1,725,758
		4,677,929
Balanced funds 12%
American Balanced Fund, Class R-6	63,898,488	2,530,380
American Funds Global Balanced Fund, Class R-6	30,029,363	1,258,831
		3,789,211
Fixed income funds 45%
The Bond Fund of America, Class R-6	231,734,039	2,616,277
American Funds Inflation Linked Bond Fund, Class R-6	240,087,220	2,295,234
American Funds Mortgage Fund, Class R-6	213,400,984	1,882,197
Intermediate Bond Fund of America, Class R-6	149,353,133	1,881,849
U.S. Government Securities Fund, Class R-6	131,277,483	1,568,766
American Funds Multi-Sector Income Fund, Class R-6	133,960,120	1,256,546
American High-Income Trust, Class R-6	106,192,978	1,048,125
American Funds Strategic Bond Fund, Class R-6	102,196,935	937,146
Capital World Bond Fund, Class R-6	38,905,953	628,331
		14,114,471
Total investment securities 100% (cost: $26,693,653,000)		31,446,478
Other assets less liabilities 0%		(4,643)
Net assets 100%		$31,441,835

American Funds Target Date Retirement Series	19

American Funds 2025 Target Date Retirement Income Fund® (continued)
(formerly American Funds 2025 Target Date Retirement Fund)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 5%
American Funds Global Insight Fund, Class R-6	$917,689	$10,724	$126,016	$35,759	$11,689	$849,845	$10,723	$—
AMCAP Fund, Class R-6 (a)	852,659	53,194	252,201	106,977	(121,644)	638,985	—	36,518
						1,488,830
Growth-and-income funds 23%
American Mutual Fund, Class R-6	1,939,241	127,284	170,034	24,478	(28,929)	1,892,040	19,804	107,480
Capital World Growth and Income Fund, Class R-6	1,890,032	171,275	299,271	76,247	(47,905)	1,790,378	18,588	152,687
Washington Mutual Investors Fund, Class R-6	1,625,199	83,893	142,145	22,606	(11,978)	1,577,575	13,738	70,155
Fundamental Investors, Class R-6	980,156	57,352	128,293	31,241	8,190	948,646	4,857	52,495
The Investment Company of America, Class R-6	982,509	83,127	90,482	14,544	(41,660)	948,038	5,977	77,150
International Growth and Income Fund, Class R-6	265,631	17,097	79,290	30,278	(14,356)	219,360	3,133	13,964
						7,376,037
Equity-income funds 15%
The Income Fund of America, Class R-6	2,814,009	395,510	289,212	12,479	19,385	2,952,171	73,064	161,541
Capital Income Builder, Class R-6	1,685,345	159,316	169,235	25,700	24,632	1,725,758	32,130	74,589
						4,677,929
Balanced funds 12%
American Balanced Fund, Class R-6	2,608,479	177,708	281,812	42,974	(16,969)	2,530,380	40,287	137,421
American Funds Global Balanced Fund, Class R-6	1,307,871	65,637	123,524	23,411	(14,564)	1,258,831	16,570	49,067
						3,789,211
Fixed income funds 45%
The Bond Fund of America, Class R-6	2,602,894	249,479	192,504	(17,142)	(26,450)	2,616,277	56,314	—
American Funds Inflation Linked Bond Fund, Class R-6	2,594,968	125,817	354,892	(33,415)	(37,244)	2,295,234	91,187	—
American Funds Mortgage Fund, Class R-6	1,952,911	102,819	147,745	(15,945)	(9,843)	1,882,197	42,616	—
Intermediate Bond Fund of America, Class R-6	1,956,091	101,147	155,710	(7,620)	(12,059)	1,881,849	39,491	—
U.S. Government Securities Fund, Class R-6	1,626,828	87,079	118,772	(8,630)	(17,739)	1,568,766	33,980	—
American Funds Multi-Sector Income Fund, Class R-6	1,305,788	66,641	99,225	30	(16,688)	1,256,546	40,464	—
American High-Income Trust, Class R-6	980,636	156,060	84,856	(2,744)	(971)	1,048,125	32,574	—
American Funds Strategic Bond Fund, Class R-6	975,190	47,838	63,749	(4,253)	(17,880)	937,146	19,520	—
Capital World Bond Fund, Class R-6	651,053	23,566	42,208	(4,091)	11	628,331	5,417	—
						14,114,471
Total 100%				$352,884	$(372,972)	$31,446,478	$600,434	$933,067

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

20	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Income Fund®unaudited
(formerly American Funds 2020 Target Date Retirement Fund)
Investment portfolio April 30, 2026
Designed for investors who retired in or near 2020.

Growth funds 2%	Shares	Value (000)
American Funds Global Insight Fund, Class R-6	6,764,740	$201,792
AMCAP Fund, Class R-6 (a)	1,568,036	76,285
		278,077
Growth-and-income funds 21%
American Mutual Fund, Class R-6	13,999,942	865,756
Capital World Growth and Income Fund, Class R-6	9,290,857	721,900
Washington Mutual Investors Fund, Class R-6	10,053,956	678,743
The Investment Company of America, Class R-6	6,567,683	432,350
Fundamental Investors, Class R-6	3,913,847	389,193
		3,087,942
Equity-income funds 19%
The Income Fund of America, Class R-6	64,443,949	1,774,142
Capital Income Builder, Class R-6	11,292,874	916,756
		2,690,898
Balanced funds 12%
American Balanced Fund, Class R-6	27,949,550	1,106,802
American Funds Global Balanced Fund, Class R-6	13,734,659	575,757
		1,682,559
Fixed income funds 46%
The Bond Fund of America, Class R-6	109,831,452	1,239,997
American Funds Inflation Linked Bond Fund, Class R-6	109,839,766	1,050,068
Intermediate Bond Fund of America, Class R-6	78,568,658	989,965
American Funds Mortgage Fund, Class R-6	97,612,677	860,944
American Funds Multi-Sector Income Fund, Class R-6	61,283,067	574,835
U.S. Government Securities Fund, Class R-6	42,058,014	502,593
American Funds Strategic Bond Fund, Class R-6	51,418,811	471,511
American High-Income Trust, Class R-6	45,968,233	453,706
Capital World Bond Fund, Class R-6	17,794,339	287,379
Short-Term Bond Fund of America, Class R-6	22,534,449	215,204
		6,646,202
Total investment securities 100% (cost: $12,150,614,000)		14,385,678
Other assets less liabilities 0%		(2,343)
Net assets 100%		$14,383,335

American Funds Target Date Retirement Series	21

American Funds 2020 Target Date Retirement Income Fund® (continued)
(formerly American Funds 2020 Target Date Retirement Fund)
Investments in affiliates (b)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth funds 2%
American Funds Global Insight Fund, Class R-6	$239,121	$2,827	$52,223	$15,279	$(3,212)	$201,792	$2,827	$—
AMCAP Fund, Class R-6 (a)	119,895	8,825	50,249	29,266	(31,452)	76,285	—	5,180
						278,077
Growth-and-income funds 21%
American Mutual Fund, Class R-6	889,510	60,062	81,860	12,200	(14,156)	865,756	9,077	49,270
Capital World Growth and Income Fund, Class R-6	746,764	74,401	111,003	29,157	(17,419)	721,900	7,384	60,358
Washington Mutual Investors Fund, Class R-6	715,945	36,799	78,713	17,703	(12,991)	678,743	6,011	30,788
The Investment Company of America, Class R-6	449,247	40,718	45,166	6,211	(18,660)	432,350	2,748	35,413
Fundamental Investors, Class R-6	418,988	27,069	73,377	23,026	(6,513)	389,193	2,068	22,495
						3,087,942
Equity-income funds 19%
The Income Fund of America, Class R-6	1,812,185	148,689	205,352	21,868	(3,248)	1,774,142	46,092	102,597
Capital Income Builder, Class R-6	894,876	90,901	95,411	16,528	9,862	916,756	17,071	39,637
						2,690,898
Balanced funds 12%
American Balanced Fund, Class R-6	1,163,127	79,469	146,899	25,107	(14,002)	1,106,802	17,994	61,475
American Funds Global Balanced Fund, Class R-6	596,801	30,099	55,103	9,896	(5,936)	575,757	7,598	22,501
						1,682,559
Fixed income funds 46%
The Bond Fund of America, Class R-6	1,241,150	109,663	90,133	(11,803)	(8,880)	1,239,997	26,704	—
American Funds Inflation Linked Bond Fund, Class R-6	1,210,334	42,465	169,850	(6,862)	(26,019)	1,050,068	42,246	—
Intermediate Bond Fund of America, Class R-6	959,397	96,673	55,836	(2,381)	(7,888)	989,965	20,110	—
American Funds Mortgage Fund, Class R-6	913,344	30,736	71,302	(8,095)	(3,739)	860,944	19,694	—
American Funds Multi-Sector Income Fund, Class R-6	612,052	21,283	50,828	265	(7,937)	574,835	18,744	—
U.S. Government Securities Fund, Class R-6	615,278	12,145	115,855	(17,063)	8,088	502,593	12,145	—
American Funds Strategic Bond Fund, Class R-6	478,527	26,248	22,177	(1,536)	(9,551)	471,511	9,740	—
American High-Income Trust, Class R-6	460,950	32,781	38,487	(753)	(785)	453,706	14,858	—
Capital World Bond Fund, Class R-6	309,674	6,258	26,715	(2,570)	732	287,379	2,503	—
Short-Term Bond Fund of America, Class R-6	56,159	170,929	10,453	(65)	(1,366)	215,204	2,659	—
						6,646,202
Total 100%				$155,378	$(175,072)	$14,385,678	$288,273	$429,714

(a)	Non-income producing.
(b)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

22	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Income Fund®unaudited
(formerly American Funds 2015 Target Date Retirement Fund)
Investment portfolio April 30, 2026
Designed for investors who retired in or near 2015.

Growth-and-income funds 19%	Shares	Value (000)
American Mutual Fund, Class R-6	4,226,977	$261,396
Capital World Growth and Income Fund, Class R-6	2,589,207	201,181
Washington Mutual Investors Fund, Class R-6	2,720,406	183,655
The Investment Company of America, Class R-6	2,083,732	137,172
Fundamental Investors, Class R-6	780,224	77,586
		860,990
Equity-income funds 21%
The Income Fund of America, Class R-6	24,094,941	663,335
Capital Income Builder, Class R-6	3,647,803	296,128
		959,463
Balanced funds 10%
American Balanced Fund, Class R-6	8,098,209	320,689
American Funds Global Balanced Fund, Class R-6	3,668,552	153,786
		474,475
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	35,210,755	443,656
The Bond Fund of America, Class R-6	38,810,841	438,174
American Funds Inflation Linked Bond Fund, Class R-6	33,378,934	319,103
American Funds Mortgage Fund, Class R-6	32,453,764	286,242
Short-Term Bond Fund of America, Class R-6	28,070,074	268,069
American Funds Strategic Bond Fund, Class R-6	19,724,412	180,873
American Funds Multi-Sector Income Fund, Class R-6	17,968,441	168,544
American High-Income Trust, Class R-6	9,693,456	95,674
Capital World Bond Fund, Class R-6	3,941,380	63,653
		2,263,988
Total investment securities 100% (cost: $3,857,615,000)		4,558,916
Other assets less liabilities 0%		(768)
Net assets 100%		$4,558,148

American Funds Target Date Retirement Series	23

American Funds 2015 Target Date Retirement Income Fund® (continued)
(formerly American Funds 2015 Target Date Retirement Fund)
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 19%
American Mutual Fund, Class R-6	$271,955	$17,716	$27,613	$5,582	$(6,244)	$261,396	$2,755	$14,962
Capital World Growth and Income Fund, Class R-6	217,003	21,908	40,833	12,589	(9,486)	201,181	2,131	17,541
Washington Mutual Investors Fund, Class R-6	188,684	9,890	16,222	3,713	(2,410)	183,655	1,585	8,070
The Investment Company of America, Class R-6	141,839	12,815	13,537	2,091	(6,036)	137,172	866	11,199
Fundamental Investors, Class R-6	85,397	5,144	16,277	5,618	(2,296)	77,586	416	4,571
						860,990
Equity-income funds 21%
The Income Fund of America, Class R-6	652,120	68,029	64,097	6,205	1,078	663,335	16,682	36,956
Capital Income Builder, Class R-6	292,786	24,883	30,246	5,949	2,756	296,128	5,525	12,850
						959,463
Balanced funds 10%
American Balanced Fund, Class R-6	331,230	22,487	36,402	5,130	(1,756)	320,689	5,098	17,390
American Funds Global Balanced Fund, Class R-6	171,373	8,500	27,169	5,772	(4,690)	153,786	2,129	6,372
						474,475
Fixed income funds 50%
Intermediate Bond Fund of America, Class R-6	444,461	43,270	39,476	(1,498)	(3,101)	443,656	9,075	—
The Bond Fund of America, Class R-6	435,033	45,786	35,341	(3,443)	(3,861)	438,174	9,409	—
American Funds Inflation Linked Bond Fund, Class R-6	369,011	18,819	58,701	(1,614)	(8,412)	319,103	12,915	—
American Funds Mortgage Fund, Class R-6	293,557	20,207	23,606	(2,013)	(1,903)	286,242	6,418	—
Short-Term Bond Fund of America, Class R-6	260,246	28,779	18,990	(690)	(1,276)	268,069	5,229	—
American Funds Strategic Bond Fund, Class R-6	189,808	8,156	12,782	(745)	(3,564)	180,873	3,777	—
American Funds Multi-Sector Income Fund, Class R-6	180,377	6,531	16,090	136	(2,410)	168,544	5,530	—
American High-Income Trust, Class R-6	114,354	3,710	22,077	(594)	281	95,674	3,521	—
Capital World Bond Fund, Class R-6	76,628	1,500	14,156	(1,684)	1,365	63,653	493	—
						2,263,988
Total 100%				$40,504	$(51,965)	$4,558,916	$93,554	$129,911

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

24	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Income Fund®unaudited
(formerly American Funds 2010 Target Date Retirement Fund)
Investment portfolio April 30, 2026
Designed for investors who retired in or near 2010.

Growth-and-income funds 15%	Shares	Value (000)
American Mutual Fund, Class R-6	2,912,473	$180,107
Washington Mutual Investors Fund, Class R-6	2,261,357	152,664
Capital World Growth and Income Fund, Class R-6	1,318,813	102,472
The Investment Company of America, Class R-6	1,461,196	96,191
Fundamental Investors, Class R-6	265,366	26,388
		557,822
Equity-income funds 25%
The Income Fund of America, Class R-6	25,323,189	697,148
Capital Income Builder, Class R-6	3,288,311	266,945
		964,093
Balanced funds 8%
American Balanced Fund, Class R-6	6,534,429	258,763
American Funds Global Balanced Fund, Class R-6	1,253,695	52,555
		311,318
Fixed income funds 52%
Intermediate Bond Fund of America, Class R-6	36,864,073	464,487
The Bond Fund of America, Class R-6	36,201,800	408,718
Short-Term Bond Fund of America, Class R-6	35,318,915	337,296
American Funds Mortgage Fund, Class R-6	32,597,610	287,511
American Funds Inflation Linked Bond Fund, Class R-6	23,876,259	228,257
American Funds Strategic Bond Fund, Class R-6	16,983,564	155,739
American Funds Multi-Sector Income Fund, Class R-6	8,497,523	79,707
		1,961,715
Total investment securities 100% (cost: $3,357,482,000)		3,794,948
Other assets less liabilities 0%		(524)
Net assets 100%		$3,794,424

American Funds Target Date Retirement Series	25

American Funds 2010 Target Date Retirement Income Fund® (continued)
(formerly American Funds 2010 Target Date Retirement Fund)
Investments in affiliates (a)

	Value at 11/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 4/30/2026 (000)	Dividend income (000)	Capital gain distributions received (000)
Growth-and-income funds 15%
American Mutual Fund, Class R-6	$184,471	$16,979	$21,057	$2,871	$(3,157)	$180,107	$1,881	$10,219
Washington Mutual Investors Fund, Class R-6	154,256	12,130	14,951	2,389	(1,160)	152,664	1,307	6,648
Capital World Growth and Income Fund, Class R-6	108,651	12,383	20,321	5,849	(4,090)	102,472	1,070	8,787
The Investment Company of America, Class R-6	108,561	13,482	22,789	4,523	(7,586)	96,191	655	8,592
Fundamental Investors, Class R-6	31,543	2,136	8,501	3,051	(1,841)	26,388	151	1,681
						557,822
Equity-income funds 25%
The Income Fund of America, Class R-6	702,520	60,938	74,070	7,883	(123)	697,148	17,799	39,499
Capital Income Builder, Class R-6	271,718	17,775	30,466	6,609	1,309	266,945	5,109	11,956
						964,093
Balanced funds 8%
American Balanced Fund, Class R-6	271,540	19,972	35,528	5,053	(2,274)	258,763	4,198	14,347
American Funds Global Balanced Fund, Class R-6	62,858	3,284	13,933	3,388	(3,042)	52,555	772	2,344
						311,318
Fixed income funds 52%
Intermediate Bond Fund of America, Class R-6	441,802	58,580	31,197	(884)	(3,814)	464,487	9,208	—
The Bond Fund of America, Class R-6	395,326	44,929	24,835	(1,976)	(4,726)	408,718	8,664	—
Short-Term Bond Fund of America, Class R-6	333,357	30,707	24,305	(555)	(1,908)	337,296	6,617	—
American Funds Mortgage Fund, Class R-6	286,880	21,415	16,899	(1,538)	(2,347)	287,511	6,362	—
American Funds Inflation Linked Bond Fund, Class R-6	263,396	11,616	39,596	(1,478)	(5,681)	228,257	9,278	—
American Funds Strategic Bond Fund, Class R-6	162,943	4,595	8,088	(535)	(3,176)	155,739	3,271	—
American Funds Multi-Sector Income Fund, Class R-6	93,228	3,213	15,633	319	(1,420)	79,707	2,810	—
						1,961,715
Total 100%				$34,969	$(45,036)	$3,794,948	$79,152	$104,073

(a)	Part of the same “group of investment companies“ as the fund as defined under the Investment Company Act of 1940, as amended.

Refer to the notes to financial statements.

26	American Funds Target Date Retirement Series

Financial statementsunaudited
Statements of assets and liabilities at April 30, 2026 (dollars in thousands)

	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Assets:
Investment securities of affiliated issuers, at value	$647,491	$6,969,888	$20,128,355	$30,848,145	$41,880,280
Receivables for:
Sales of investments	—	—	—	22,285	25,264
Sales of fund’s shares	2,192	12,231	20,992	22,239	26,831
Dividends	138	1,510	4,371	6,667	9,104
Total assets	649,821	6,983,629	20,153,718	30,899,336	41,941,479
Liabilities:
Payables for:
Purchases of investments	1,470	8,651	6,617	6,667	9,104
Repurchases of fund’s shares	899	5,083	18,942	44,617	52,260
Services provided by related parties	112	867	2,158	3,349	4,711
Trustees’ deferred compensation	1	19	87	159	244
Total liabilities	2,482	14,620	27,804	54,792	66,319

Net assets at April 30, 2026	$647,339	$6,969,009	$20,125,914	$30,844,544	$41,875,160
Net assets consist of:
Capital paid in on shares of beneficial interest	$580,865	$5,515,646	$14,844,802	$21,911,069	$29,014,562
Total distributable earnings (accumulated loss)	66,474	1,453,363	5,281,112	8,933,475	12,860,598
Net assets at April 30, 2026	$647,339	$6,969,009	$20,125,914	$30,844,544	$41,875,160
Investment securities of affiliated issuers, at cost	$603,620	$5,860,093	$15,924,461	$23,573,837	$31,281,623

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	27

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund*
Assets:
Investment securities of affiliated issuers, at value	$46,605,190	$52,827,210	$55,885,034	$52,295,064	$31,446,478
Receivables for:
Sales of investments	32,396	20,982	28,760	34,558	33,377
Sales of fund’s shares	29,121	32,873	32,518	26,575	15,506
Dividends	11,175	19,789	38,930	53,444	40,163
Total assets	46,677,882	52,900,854	55,985,242	52,409,641	31,535,524
Liabilities:
Payables for:
Purchases of investments	11,175	19,789	38,930	53,444	40,163
Repurchases of fund’s shares	62,713	54,139	61,304	61,358	48,882
Services provided by related parties	5,535	6,439	7,362	6,768	4,320
Trustees’ deferred compensation	276	341	379	416	324
Total liabilities	79,699	80,708	107,975	121,986	93,689

Net assets at April 30, 2026	$46,598,183	$52,820,146	$55,877,267	$52,287,655	$31,441,835
Net assets consist of:
Capital paid in on shares of beneficial interest	$32,348,490	$36,749,068	$41,671,035	$40,294,832	$25,210,977
Total distributable earnings (accumulated loss)	14,249,693	16,071,078	14,206,232	11,992,823	6,230,858
Net assets at April 30, 2026	$46,598,183	$52,820,146	$55,877,267	$52,287,655	$31,441,835
Investment securities of affiliated issuers, at cost	$34,852,346	$39,799,413	$44,433,806	$43,004,379	$26,693,653

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

28	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars in thousands)

	2020 Fund*	2015 Fund*	2010 Fund*
Assets:
Investment securities of affiliated issuers, at value	$14,385,678	$4,558,916	$3,794,948
Receivables for:
Sales of investments	14,693	1,265	849
Sales of fund’s shares	3,528	3,997	4,367
Dividends	18,816	6,399	5,571
Total assets	14,422,715	4,570,577	3,805,735
Liabilities:
Payables for:
Purchases of investments	18,816	6,399	5,572
Repurchases of fund’s shares	18,272	5,260	5,216
Services provided by related parties	2,100	701	473
Trustees’ deferred compensation	192	69	50
Total liabilities	39,380	12,429	11,311

Net assets at April 30, 2026	$14,383,335	$4,558,148	$3,794,424
Net assets consist of:
Capital paid in on shares of beneficial interest	$11,462,078	$3,653,813	$3,201,280
Total distributable earnings (accumulated loss)	2,921,257	904,335	593,144
Net assets at April 30, 2026	$14,383,335	$4,558,148	$3,794,424
Investment securities of affiliated issuers, at cost	$12,150,614	$3,857,615	$3,357,482

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	29

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$67,686	$650,492	$1,633,983	$2,358,847	$3,352,477
	Shares outstanding	4,977	30,714	76,139	75,109	134,935
	Net asset value per share	$13.60	$21.18	$21.46	$31.41	$24.85
Class C:	Net assets	$3,482	$44,760	$126,562	$134,973	$188,291
	Shares outstanding	258	2,149	6,050	4,435	7,830
	Net asset value per share	$13.50	$20.83	$20.92	$30.43	$24.05
Class T:	Net assets	$14	$21	$20	$19	$19
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$13.66	$21.35	$21.59	$31.50	$24.91
Class F-1:	Net assets	$3,927	$9,023	$52,996	$90,359	$131,565
	Shares outstanding	288	425	2,467	2,901	5,346
	Net asset value per share	$13.62	$21.23	$21.48	$31.15	$24.61
Class F-2:	Net assets	$5,177	$43,712	$129,897	$138,573	$217,253
	Shares outstanding	379	2,050	6,005	4,403	8,742
	Net asset value per share	$13.65	$21.32	$21.63	$31.47	$24.85
Class F-3:	Net assets	$3,432	$3,266	$18,353	$20,953	$35,067
	Shares outstanding	251	153	850	664	1,406
	Net asset value per share	$13.66	$21.36	$21.60	$31.55	$24.94
Class R-1:	Net assets	$44	$1,828	$14,639	$18,365	$27,422
	Shares outstanding	3	87	699	609	1,142
	Net asset value per share	$13.61	$21.03	$20.95	$30.17	$24.00
Class R-2:	Net assets	$32,069	$291,837	$587,951	$905,408	$1,246,604
	Shares outstanding	2,375	14,012	28,152	29,935	51,963
	Net asset value per share	$13.50	$20.83	$20.88	$30.25	$23.99
Class R-2E:	Net assets	$5,685	$44,151	$141,889	$209,170	$289,898
	Shares outstanding	420	2,102	6,710	6,819	11,962
	Net asset value per share	$13.55	$21.00	$21.15	$30.67	$24.23
Class R-3:	Net assets	$55,080	$427,426	$941,934	$1,468,173	$2,028,994
	Shares outstanding	4,061	20,292	44,332	47,514	83,085
	Net asset value per share	$13.56	$21.06	$21.25	$30.90	$24.42
Class R-4:	Net assets	$26,808	$264,605	$825,401	$1,349,142	$1,735,240
	Shares outstanding	1,970	12,484	38,431	43,030	70,014
	Net asset value per share	$13.61	$21.19	$21.48	$31.35	$24.78
Class R-5E:	Net assets	$36,240	$263,214	$592,018	$857,025	$1,174,514
	Shares outstanding	2,658	12,367	27,507	27,363	47,426
	Net asset value per share	$13.64	$21.28	$21.52	$31.32	$24.77
Class R-5:	Net assets	$6,896	$73,825	$226,201	$413,137	$504,415
	Shares outstanding	505	3,460	10,431	12,987	20,039
	Net asset value per share	$13.65	$21.34	$21.69	$31.81	$25.17
Class R-6:	Net assets	$400,799	$4,850,849	$14,834,070	$22,880,400	$30,943,401
	Shares outstanding	29,339	227,131	683,172	717,937	1,234,461
	Net asset value per share	$13.66	$21.36	$21.71	$31.87	$25.07

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

30	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund*
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$3,654,983	$4,518,604	$4,980,346	$5,255,367	$4,034,522
	Shares outstanding	145,191	187,380	229,389	271,930	243,256
	Net asset value per share	$25.17	$24.11	$21.71	$19.33	$16.59
Class C:	Net assets	$187,564	$207,323	$229,648	$224,307	$150,553
	Shares outstanding	7,675	8,845	10,862	11,917	9,301
	Net asset value per share	$24.44	$23.44	$21.14	$18.82	$16.19
Class T:	Net assets	$18	$18	$16	$15	$13
	Shares outstanding	1	1	1	1	1
	Net asset value per share	$25.23	$24.17	$21.76	$19.35	$16.61
Class F-1:	Net assets	$167,443	$246,047	$277,112	$222,466	$100,738
	Shares outstanding	6,714	10,298	12,873	11,630	6,135
	Net asset value per share	$24.94	$23.89	$21.53	$19.13	$16.42
Class F-2:	Net assets	$236,941	$345,109	$420,629	$478,356	$319,902
	Shares outstanding	9,399	14,308	19,365	24,759	19,311
	Net asset value per share	$25.21	$24.12	$21.72	$19.32	$16.57
Class F-3:	Net assets	$28,638	$48,181	$70,666	$63,477	$39,545
	Shares outstanding	1,134	1,991	3,245	3,276	2,379
	Net asset value per share	$25.25	$24.20	$21.78	$19.38	$16.62
Class R-1:	Net assets	$44,859	$54,951	$47,663	$50,018	$15,712
	Shares outstanding	1,844	2,349	2,276	2,642	967
	Net asset value per share	$24.33	$23.39	$20.94	$18.93	$16.25
Class R-2:	Net assets	$1,535,047	$1,723,445	$1,862,880	$1,578,812	$984,245
	Shares outstanding	63,318	73,935	88,606	84,216	61,061
	Net asset value per share	$24.24	$23.31	$21.02	$18.75	$16.12
Class R-2E:	Net assets	$352,309	$414,013	$463,957	$467,574	$274,206
	Shares outstanding	14,340	17,578	21,917	24,749	16,902
	Net asset value per share	$24.57	$23.55	$21.17	$18.89	$16.22
Class R-3:	Net assets	$2,416,514	$2,682,964	$3,083,145	$2,778,314	$1,635,129
	Shares outstanding	97,764	112,950	144,271	145,827	99,936
	Net asset value per share	$24.72	$23.75	$21.37	$19.05	$16.36
Class R-4:	Net assets	$1,979,582	$2,382,854	$2,598,995	$2,589,285	$1,442,222
	Shares outstanding	78,790	99,026	119,995	134,226	87,079
	Net asset value per share	$25.12	$24.06	$21.66	$19.29	$16.56
Class R-5E:	Net assets	$1,381,813	$1,532,860	$1,566,875	$1,431,365	$890,604
	Shares outstanding	55,100	63,767	72,349	74,290	53,870
	Net asset value per share	$25.08	$24.04	$21.66	$19.27	$16.53
Class R-5:	Net assets	$566,527	$615,939	$734,869	$677,431	$370,523
	Shares outstanding	22,190	25,207	33,421	34,618	22,085
	Net asset value per share	$25.53	$24.43	$21.99	$19.57	$16.78
Class R-6:	Net assets	$34,045,945	$38,047,838	$39,540,466	$36,470,868	$21,183,921
	Shares outstanding	1,340,297	1,564,596	1,807,614	1,874,286	1,267,890
	Net asset value per share	$25.40	$24.32	$21.87	$19.46	$16.71

Refer to the end of the statements of assets and liabilities for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	31

Financial statements (continued)unaudited
Statements of assets and liabilities at April 30, 2026  (continued)(dollars and shares in thousands, except per-share amounts)

		2020 Fund*	2015 Fund*	2010 Fund*
Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized
Class A:	Net assets	$2,245,728	$808,795	$535,247
	Shares outstanding	153,625	61,082	42,510
	Net asset value per share	$14.62	$13.24	$12.59
Class C:	Net assets	$69,713	$15,232	$13,749
	Shares outstanding	4,866	1,166	1,109
	Net asset value per share	$14.33	$13.06	$12.40
Class T:	Net assets	$12	$12	$12
	Shares outstanding	1	1	1
	Net asset value per share	$14.62	$13.23	$12.59
Class F-1:	Net assets	$45,177	$13,221	$15,213
	Shares outstanding	3,118	1,007	1,219
	Net asset value per share	$14.49	$13.13	$12.48
Class F-2:	Net assets	$168,201	$47,556	$45,139
	Shares outstanding	11,531	3,600	3,595
	Net asset value per share	$14.59	$13.21	$12.56
Class F-3:	Net assets	$31,839	$10,342	$11,585
	Shares outstanding	2,175	780	920
	Net asset value per share	$14.64	$13.25	$12.59
Class R-1:	Net assets	$8,062	$5,898	$1,795
	Shares outstanding	558	454	143
	Net asset value per share	$14.46	$12.99	$12.56
Class R-2:	Net assets	$426,714	$129,671	$73,139
	Shares outstanding	29,838	9,974	5,902
	Net asset value per share	$14.30	$13.00	$12.39
Class R-2E:	Net assets	$126,312	$47,995	$37,525
	Shares outstanding	8,824	3,699	3,038
	Net asset value per share	$14.31	$12.98	$12.35
Class R-3:	Net assets	$711,367	$231,421	$168,416
	Shares outstanding	49,147	17,630	13,468
	Net asset value per share	$14.47	$13.13	$12.50
Class R-4:	Net assets	$763,955	$183,035	$162,673
	Shares outstanding	52,291	13,827	12,927
	Net asset value per share	$14.61	$13.24	$12.58
Class R-5E:	Net assets	$400,494	$93,749	$73,516
	Shares outstanding	27,512	7,117	5,866
	Net asset value per share	$14.56	$13.17	$12.53
Class R-5:	Net assets	$165,550	$59,315	$42,118
	Shares outstanding	11,206	4,441	3,318
	Net asset value per share	$14.77	$13.36	$12.69
Class R-6:	Net assets	$9,220,211	$2,911,906	$2,614,297
	Shares outstanding	627,021	219,258	206,874
	Net asset value per share	$14.70	$13.28	$12.64
*
Formerly American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, respectively.

Refer to the notes to financial statements.

32	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026 (dollars in thousands)

	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund
Investment income:
Income:
Dividends from affiliated issuers	$4,202	$59,874	$182,848	$289,608	$424,479
Fees and expenses*:
Distribution services	328	3,362	8,216	12,399	17,073
Transfer agent services	139	1,407	3,473	5,321	7,354
Reports to shareholders	2	24	71	110	152
Registration statement and prospectus	51	415	887	1,214	1,573
Trustees’ compensation	1	8	27	41	56
Auditing and legal	— †	2	6	10	15
Custodian	— †	1	4	6	9
Other	— †	1	3	6	8
Total fees and expenses	521	5,220	12,687	19,107	26,240
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	22	—	—	—	—
Net investment income (loss)	3,703	54,654	170,161	270,501	398,239
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	58	6,782	39,625	74,719	106,405
Capital gain distributions received from affiliated issuers	21,621	332,905	1,022,487	1,561,372	2,110,739
	21,679	339,687	1,062,112	1,636,091	2,217,144
Net unrealized appreciation (depreciation) on investments in affiliated issuers	11,295	50,271	86,816	110,357	120,880
Net realized gain (loss) and unrealized appreciation (depreciation)	32,974	389,958	1,148,928	1,746,448	2,338,024
Net increase (decrease) in net assets resulting from operations	$36,677	$444,612	$1,319,089	$2,016,949	$2,736,263

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	33

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026  (continued)(dollars in thousands)

	2045 Fund	2040 Fund	2035 Fund	2030 Fund	2025 Fund†
Investment income:
Income:
Dividends from affiliated issuers	$491,084	$610,102	$780,487	$838,963	$600,434
Fees and expenses*:
Distribution services	20,050	23,588	26,561	25,340	16,451
Transfer agent services	8,646	10,042	11,087	10,554	6,786
Reports to shareholders	167	191	203	194	120
Registration statement and prospectus	1,695	1,862	1,985	1,911	1,199
Trustees’ compensation	62	71	75	72	44
Auditing and legal	16	18	20	18	12
Custodian	10	11	12	12	7
Other	9	10	11	11	7
Total fees and expenses	30,655	35,793	39,954	38,112	24,626
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	—	—	—	—	—
Net investment income (loss)	460,429	574,309	740,533	800,851	575,808
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	124,994	450,549	338,227	621,342	352,884
Capital gain distributions received from affiliated issuers	2,288,633	2,464,016	2,179,183	1,796,289	933,067
	2,413,627	2,914,565	2,517,410	2,417,631	1,285,951
Net unrealized appreciation (depreciation) on investments in affiliated issuers	165,047	(253,924)	(330,809)	(721,827)	(372,972)
Net realized gain (loss) and unrealized appreciation (depreciation)	2,578,674	2,660,641	2,186,601	1,695,804	912,979
Net increase (decrease) in net assets resulting from operations	$3,039,103	$3,234,950	$2,927,134	$2,496,655	$1,488,787

Refer to the end of the statements of operations for footnote(s).
Refer to the notes to financial statements.

34	American Funds Target Date Retirement Series

Financial statements (continued)unaudited
Statements of operations for the six months ended April 30, 2026  (continued)(dollars in thousands)

	2020 Fund†	2015 Fund†	2010 Fund†
Investment income:
Income:
Dividends from affiliated issuers	$288,273	$93,554	$79,152
Fees and expenses*:
Distribution services	7,976	2,499	1,753
Transfer agent services	3,228	1,005	710
Reports to shareholders	55	18	15
Registration statement and prospectus	554	180	150
Trustees’ compensation	20	7	5
Auditing and legal	6	1	1
Custodian	3	1	1
Other	3	1	1
Total fees and expenses	11,845	3,712	2,636
Less waivers and/or reimbursements of fees and expenses:
Miscellaneous fee reimbursement	—	—	—
Net investment income (loss)	276,428	89,842	76,516
Net realized gain (loss) and unrealized appreciation (depreciation):
Net realized gain (loss) on sale of investments in affiliated issuers	155,378	40,504	34,969
Capital gain distributions received from affiliated issuers	429,714	129,911	104,073
	585,092	170,415	139,042
Net unrealized appreciation (depreciation) on investments in affiliated issuers	(175,072)	(51,965)	(45,036)
Net realized gain (loss) and unrealized appreciation (depreciation)	410,020	118,450	94,006
Net increase (decrease) in net assets resulting from operations	$686,448	$208,292	$170,522
*
Additional information related to class-specific fees and expenses is included in the notes to financial statements.
†
Formerly American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, respectively.

Refer to the notes to financial statements.

American Funds Target Date Retirement Series	35

Financial statements (continued)
Statements of changes in net assets(dollars in thousands)

	2070 Fund		2065 Fund		2060 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$3,703	$1,333	$54,654	$56,925	$170,161	$208,552
Net realized gain (loss)	21,679	4,120	339,687	229,239	1,062,112	949,325
Net unrealized appreciation (depreciation)	11,295	32,306	50,271	636,441	86,816	1,925,654
Net increase (decrease) in net assets resulting from operations	36,677	37,759	444,612	922,605	1,319,089	3,083,531
Distributions paid to shareholders	(7,142)	(334)	(265,922)	(101,289)	(974,608)	(464,056)
Net capital share transactions	284,149	270,667	906,821	1,402,975	1,392,972	1,463,290
Total increase (decrease) in net assets	313,684	308,092	1,085,511	2,224,291	1,737,453	4,082,765
Net assets:
Beginning of period	333,655	25,563	5,883,498	3,659,207	18,388,461	14,305,696
End of year	$647,339	$333,655	$6,969,009	$5,883,498	$20,125,914	$18,388,461

	2055 Fund		2050 Fund		2045 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$270,501	$343,836	$398,239	$526,249	$460,429	$623,995
Net realized gain (loss)	1,636,091	1,536,524	2,217,144	2,151,995	2,413,627	2,426,154
Net unrealized appreciation (depreciation)	110,357	3,015,695	120,880	3,978,564	165,047	4,242,141
Net increase (decrease) in net assets resulting from operations	2,016,949	4,896,055	2,736,263	6,656,808	3,039,103	7,292,290
Distributions paid to shareholders	(1,614,520)	(793,895)	(2,274,640)	(1,161,724)	(2,519,208)	(1,305,251)
Net capital share transactions	1,614,425	1,046,361	1,586,359	712,622	2,151,701	498,730
Total increase (decrease) in net assets	2,016,854	5,148,521	2,047,982	6,207,706	2,671,596	6,485,769
Net assets:
Beginning of period	28,827,690	23,679,169	39,827,178	33,619,472	43,926,587	37,440,818
End of year	$30,844,544	$28,827,690	$41,875,160	$39,827,178	$46,598,183	$43,926,587

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

36	American Funds Target Date Retirement Series

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2040 Fund		2035 Fund		2030 Fund
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$574,309	$808,307	$740,533	$1,117,233	$800,851	$1,272,607
Net realized gain (loss)	2,914,565	2,903,518	2,517,410	2,756,042	2,417,631	2,513,678
Net unrealized appreciation (depreciation)	(253,924)	4,349,089	(330,809)	3,700,869	(721,827)	3,001,634
Net increase (decrease) in net assets resulting from operations	3,234,950	8,060,914	2,927,134	7,574,144	2,496,655	6,787,919
Distributions paid to shareholders	(2,933,371)	(1,595,458)	(3,145,330)	(2,079,456)	(3,176,970)	(1,862,042)
Net capital share transactions	2,171,149	(527,323)	2,385,156	(265,635)	1,125,895	(2,519,231)
Total increase (decrease) in net assets	2,472,728	5,938,133	2,166,960	5,229,053	445,580	2,406,646
Net assets:
Beginning of period	50,347,418	44,409,285	53,710,307	48,481,254	51,842,075	49,435,429
End of year	$52,820,146	$50,347,418	$55,877,267	$53,710,307	$52,287,655	$51,842,075

	2025 Fund†		2020 Fund†		2015 Fund†
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2026*	2025	2026*	2025	2026*	2025
Operations:
Net investment income (loss)	$575,808	$996,088	$276,428	$482,108	$89,842	$159,021
Net realized gain (loss)	1,285,951	1,621,682	585,092	783,060	170,415	229,539
Net unrealized appreciation (depreciation)	(372,972)	1,296,283	(175,072)	476,186	(51,965)	130,613
Net increase (decrease) in net assets resulting from operations	1,488,787	3,914,053	686,448	1,741,354	208,292	519,173
Distributions paid to shareholders	(2,265,139)	(1,683,945)	(1,091,762)	(785,421)	(335,068)	(250,726)
Net capital share transactions	(291,990)	(3,269,638)	(112,036)	(1,842,824)	(30,100)	(542,709)
Total increase (decrease) in net assets	(1,068,342)	(1,039,530)	(517,350)	(886,891)	(156,876)	(274,262)
Net assets:
Beginning of period	32,510,177	33,549,707	14,900,685	15,787,576	4,715,024	4,989,286
End of year	$31,441,835	$32,510,177	$14,383,335	$14,900,685	$4,558,148	$4,715,024

Refer to the end of the statements of changes in net assets for footnote(s).
Refer to the notes to financial statements.

American Funds Target Date Retirement Series	37

Financial statements (continued)
Statements of changes in net assets (continued)(dollars in thousands)

	2010 Fund†
	Six months ended April 30,	Year ended October 31,
	2026*	2025
Operations:
Net investment income (loss)	$76,516	$131,454
Net realized gain (loss)	139,042	155,153
Net unrealized appreciation (depreciation)	(45,036)	119,661
Net increase (decrease) in net assets resulting from operations	170,522	406,268
Distributions paid to shareholders	(252,822)	(196,715)
Net capital share transactions	4,242	(306,960)
Total increase (decrease) in net assets	(78,058)	(97,407)
Net assets:
Beginning of period	3,872,482	3,969,889
End of year	$3,794,424	$3,872,482
*
Unaudited
†
Formerly American Funds 2025 Target Date Retirement Fund, American Funds 2020 Target Date Retirement Fund, American Funds 2015 Target Date Retirement Fund and American Funds 2010 Target Date Retirement Fund, respectively.
Refer to the notes to financial statements.

38	American Funds Target Date Retirement Series

Notes to financial statementsunaudited
1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The series consists of 13 funds (the "funds") — American Funds 2070 Target Date Retirement Fund (“2070 Fund”), American Funds 2065 Target Date Retirement Fund (“2065 Fund”), American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Income Fund (“2025 Fund”) (formerly American Funds 2025 Target Date Retirement Fund), American Funds 2020 Target Date Retirement Income Fund (“2020 Fund”) (formerly American Funds 2020 Target Date Retirement Fund), American Funds 2015 Target Date Retirement Income Fund (“2015 Fund”) (formerly American Funds 2015 Target Date Retirement Fund) and American Funds 2010 Target Date Retirement Income Fund (“2010 Fund”) (formerly American Funds 2010 Target Date Retirement Fund). The assets of each fund are segregated, with each fund accounted for separately.
Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”), the series’ investment adviser, is also the investment adviser of the underlying funds.
Each fund in the series has 14 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:
Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Class C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*
Class T shares of each fund are not available for purchase.
Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.
2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board ("FASB"). Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	39

Operating segments — Each fund represents a single operating segment as the operating results of each fund are monitored as a whole and its long-term asset allocation is determined in accordance with the terms of its prospectus, based on defined investment objectives that are executed by the fund’s portfolio management team. A senior executive team comprised of the funds’ Principal Executive Officer and Principal Financial Officer, serves as the funds’ chief operating decision maker (“CODM”), who act in accordance with Board of Trustees reviews and approvals. The CODM uses financial information, such as changes in net assets from operations, changes in net assets from fund share transactions, and income and expense ratios, consistent with that presented within the accompanying financial statements and financial highlights to assess each fund’s profits and losses and to make resource allocation decisions. Segment assets are reflected in the statement of assets and liabilities as net assets, which consists primarily of investment securities, at value, and significant segment expenses are listed in the accompanying statement of operations.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date. Distributions received by the funds that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.
Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution and transfer agent services, are charged directly to the respective share class of each fund.
Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on each fund’s ex-dividend date.
3. Valuation

Security valuation — The net asset value per share of each fund is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information.
Processes and structure — The series’ board of trustees has designated the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. As of April 30, 2026, all of the investment securities held by each fund were classified as Level 1.

40	American Funds Target Date Retirement Series

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.
Allocation risk — Investments in each fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of each fund’s assets could cause the funds to lose value or their results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, each fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk each fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.
Fund structure — Each fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in each fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as each fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by each fund. Additionally, in accordance with an exemption under the Investment Company Act of 1940, as amended, the investment adviser considers only proprietary funds when selecting underlying investment options and allocations. This means that each fund’s investment adviser does not, nor does it expect to, consider any unaffiliated funds as underlying investment options for each fund. This strategy could raise certain conflicts of interest when determining the overall asset allocation of the fund or choosing underlying investments for each fund, including the selection of funds that result in greater compensation to the adviser or funds with relatively lower historical investment results. The investment adviser has policies and procedures designed to mitigate material conflicts of interest that may arise in connection with its management of each fund.
Underlying fund risks — Because each fund’s investments consist of underlying funds, each fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.
Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries or companies; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; levels of public debt and deficits; changes in inflation rates; and currency exchange rate, interest rate and commodity price fluctuations.
Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease), bank failures and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the underlying funds invest in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the underlying funds’ investments may be negatively affected by developments in other countries and regions.
Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in the issuer’s financial condition or credit rating, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives. An individual security may also be affected by factors relating to the industry or sector of the issuer or the securities markets as a whole, and conversely an industry or sector or the securities markets may be affected by a change in financial condition or other event affecting a single issuer.
Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. These risks may be even greater in the case of smaller capitalization stocks. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target date and are expected to lessen as the fund approaches its target date.

American Funds Target Date Retirement Series	41

Investing outside the United States — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., and securities tied economically to countries outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers are domiciled, operate or generate revenue or to which the securities are tied economically. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls, sanctions, or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different regulatory, legal, accounting, auditing, financial reporting and recordkeeping requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund, which could impact the liquidity of the fund’s portfolio. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.
Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by factors such as the interest rates, maturities and credit quality of these securities.
Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Also, when interest rates rise, issuers of debt securities that may be prepaid at any time, such as mortgage- or other asset-backed securities, are less likely to refinance existing debt securities, causing the average life of such securities to extend. A general change in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.
Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Changes in actual or perceived creditworthiness may occur quickly. A downgrade or default affecting any of the underlying funds’ securities could cause the value of the underlying funds’ shares to decrease. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in assessing credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.
Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities, rated Ba1/BB+ or below by Nationally Recognized Statistical Rating Organizations, generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in lower quality, higher yielding debt securities rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the fund’s investment adviser or unrated but determined by the investment adviser to be of equivalent quality, which securities are sometimes referred to as “junk bonds.”
Investing in inflation-linked bonds — The values of inflation-linked bonds generally fluctuate in response to changes in real interest rates — i.e., rates of interest after factoring in inflation. A rise in real interest rates may cause the prices of inflation-linked securities to fall, while a decline in real interest rates may cause the prices to increase. Inflation-linked bonds may experience greater losses than other debt securities with similar durations when real interest rates rise faster than nominal interest rates. There can be no assurance that the value of an inflation-linked security will be directly correlated to changes in interest rates; for example, if interest rates rise for reasons other than inflation, the increase may not be reflected in the security’s inflation measure.

42	American Funds Target Date Retirement Series

Investing in inflation-linked bonds may also reduce an underlying fund’s distributable income during periods of deflation. If prices for goods and services decline throughout the economy, the principal and income on inflation-linked securities may decline and result in losses to the underlying fund.
Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. While such securities are subject to the risks associated with investments in debt instruments generally (for example, credit, extension and interest rate risks), they are also subject to other and different risks. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and an underlying fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in an underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the underlying fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing an underlying fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.
Investing in securities backed by the U.S. government — U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Notwithstanding that these securities are backed by the full faith and credit of the U.S. government, circumstances could arise that would prevent or delay the payment of interest or principal on these securities, which could adversely affect their value and cause the fund to suffer losses. Such an event could lead to significant disruptions in U.S. and global markets. Securities issued by U.S. government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.
Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may cause the underlying fund to lose significantly more than its initial investment. Derivatives may be difficult to value, difficult for the underlying fund to buy or sell at an opportune time or price and difficult, or even impossible, to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction. In certain cases, the underlying fund may be hindered or delayed in exercising remedies against or closing out derivative instruments with a counterparty, which may result in additional losses. Derivatives are also subject to operational risk (such as documentation issues, settlement issues and systems failures) and legal risk (such as insufficient documentation, insufficient capacity or authority of a counterparty, and issues with the legality or enforceability of a contract).
Interest rate risk — The values and liquidity of the securities held by the underlying fund may be affected by changing interest rates. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities. The underlying fund may invest in variable and floating rate securities. When the underlying fund holds variable or floating rate securities, a decrease in market interest rates will adversely affect the income received from such securities and the net asset value of the fund’s shares. Although the values of such securities are generally less sensitive to interest rate changes than those of other debt securities, the value of variable and floating rate securities may decline if their interest rates do not rise as quickly, or as much, as market interest rates. Conversely, floating rate securities will not generally increase in value if interest rates decline. During periods of extremely low short-term interest rates, the underlying fund may not be able to maintain a positive yield or total return and, in relatively low interest rate environments, there are heightened risks  associated with rising interest rates.

American Funds Target Date Retirement Series	43

Liquidity risk — Certain underlying fund holdings may be or may become difficult or impossible to sell, particularly during times of market turmoil. Liquidity may be impacted by the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile or difficult to determine, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the underlying fund may be unable to sell such holdings when necessary to meet its liquidity needs, or to try to limit losses, or may be forced to sell at a loss.
Management — The investment adviser to each fund and to the underlying funds actively manages each underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.
5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended April 30, 2026, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.
Each fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.
Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses, cost of investments sold and capital losses related to sales of certain securities within 30 days of purchase. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

44	American Funds Target Date Retirement Series

Additional tax basis disclosures for each fund are as follows (dollars in thousands):
	2070 Fund	2065 Fund	2060 Fund	2055 Fund	2050 Fund	2045 Fund
As of October 31, 2025
Undistributed ordinary income	$274	$—	$—	$—	$23,256	$52,062
Undistributed long-term capital gains	4,151	223,689	843,302	1,406,512	1,949,430	2,124,603
As of April 30, 2026
Gross unrealized appreciation on investments	43,825	1,104,906	4,227,945	7,320,666	10,678,192	11,869,746
Gross unrealized depreciation on investments	(214)	(6,850)	(49,712)	(96,422)	(139,347)	(168,003)
Net unrealized appreciation (depreciation) on investments	43,611	1,098,056	4,178,233	7,224,244	10,538,845	11,701,743
Cost of investments	603,880	5,871,832	15,950,122	23,623,901	31,341,435	34,903,447

	2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund
As of October 31, 2025
Undistributed ordinary income	$132,450	$386,027	$506,209	$411,644	$199,515	$69,417	$57,825
Undistributed long-term capital gains	2,398,786	2,288,890	2,194,367	1,516,297	729,747	214,072	151,942
As of April 30, 2026
Gross unrealized appreciation on investments	13,197,638	11,862,917	10,236,620	5,665,507	2,686,249	835,624	555,062
Gross unrealized depreciation on investments	(215,820)	(460,638)	(1,003,838)	(962,060)	(466,302)	(141,092)	(133,075)
Net unrealized appreciation (depreciation) on investments	12,981,818	11,402,279	9,232,782	4,703,447	2,219,947	694,532	421,987
Cost of investments	39,845,392	44,482,755	43,062,282	26,743,031	12,165,731	3,864,384	3,372,961
Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):
2070 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$280	$457	$737	$57	$1	$58
Class C	5	22	27	1	— *	1
Class T	— *	— *	— *	— *	— *	— *
Class F-1	2	2	4	— *	— *	— *
Class F-2	30	37	67	3	— *	3
Class F-3	18	21	39	— *	— *	— *
Class R-1	— *	— *	— *	— *	— *	— *
Class R-2	63	250	313	21	1	22
Class R-2E	14	48	62	14	1	15
Class R-3	171	374	545	35	1	36
Class R-4	124	192	316	8	— *	8
Class R-5E	200	260	460	22	1	23
Class R-5	43	53	96	9	— *	9
Class R-6	2,040	2,436	4,476	156	3	159
Total	$2,990	$4,152	$7,142	$326	$8	$334
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	45

2065 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$3,102	$21,220	$24,322	$3,113	$6,219	$9,332
Class C	—	1,507	1,507	66	466	532
Class T	— *	1	1	— *	— *	— *
Class F-1	38	269	307	34	69	103
Class F-2	285	1,400	1,685	257	405	662
Class F-3	26	115	141	10	15	25
Class R-1	—	62	62	1	20	21
Class R-2	— *	10,028	10,028	382	3,277	3,659
Class R-2E	65	1,470	1,535	118	402	520
Class R-3	1,129	14,209	15,338	1,455	4,115	5,570
Class R-4	1,209	8,444	9,653	1,248	2,489	3,737
Class R-5E	1,543	8,147	9,690	1,472	2,417	3,889
Class R-5	524	2,483	3,007	526	805	1,331
Class R-6	34,303	154,343	188,646	29,080	42,828	71,908
Total	$42,224	$223,698	$265,922	$37,762	$63,527	$101,289
2060 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$7,975	$69,016	$76,991	$10,090	$25,034	$35,124
Class C	—	5,742	5,742	185	2,353	2,538
Class T	— *	1	1	— *	— *	— *
Class F-1	231	2,129	2,360	290	778	1,068
Class F-2	855	5,265	6,120	970	1,896	2,866
Class F-3	129	720	849	143	261	404
Class R-1	—	622	622	17	221	238
Class R-2	— *	26,044	26,044	834	10,016	10,850
Class R-2E	147	6,372	6,519	486	2,323	2,809
Class R-3	2,257	40,339	42,596	3,840	14,495	18,335
Class R-4	3,951	36,091	40,042	5,465	13,708	19,173
Class R-5E	3,600	24,061	27,661	4,454	9,126	13,580
Class R-5	1,558	9,209	10,767	1,802	3,418	5,220
Class R-6	110,549	617,745	728,294	124,599	227,252	351,851
Total	$131,252	$843,356	$974,608	$153,175	$310,881	$464,056
Refer to the end of the table(s) for footnote(s).

46	American Funds Target Date Retirement Series

2055 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$11,869	$107,421	$119,290	$16,136	$39,148	$55,284
Class C	—	6,605	6,605	257	2,729	2,986
Class T	— *	1	1	— *	— *	— *
Class F-1	436	4,245	4,681	635	1,580	2,215
Class F-2	938	6,083	7,021	1,160	2,251	3,411
Class F-3	156	920	1,076	196	356	552
Class R-1	—	861	861	32	330	362
Class R-2	— *	43,935	43,935	1,681	17,061	18,742
Class R-2E	221	10,229	10,450	820	3,814	4,634
Class R-3	3,583	68,585	72,168	7,162	25,483	32,645
Class R-4	6,570	64,002	70,572	10,118	25,236	35,354
Class R-5E	5,315	37,550	42,865	7,131	14,496	21,627
Class R-5	2,963	18,500	21,463	3,662	6,908	10,570
Class R-6	175,908	1,037,624	1,213,532	215,228	390,285	605,513
Total	$207,959	$1,406,561	$1,614,520	$264,218	$529,677	$793,895
2050 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$20,143	$154,696	$174,839	$26,725	$57,366	$84,091
Class C	—	9,320	9,320	560	3,886	4,446
Class T	— *	1	1	— *	— *	— *
Class F-1	743	6,096	6,839	1,020	2,259	3,279
Class F-2	1,669	9,580	11,249	1,908	3,349	5,257
Class F-3	289	1,524	1,813	247	408	655
Class R-1	—	1,323	1,323	71	502	573
Class R-2	3	60,943	60,946	3,527	23,755	27,282
Class R-2E	545	14,446	14,991	1,522	5,582	7,104
Class R-3	6,911	94,989	101,900	11,265	35,403	46,668
Class R-4	10,217	83,887	94,104	15,263	33,859	49,122
Class R-5E	8,318	51,849	60,167	11,575	21,231	32,806
Class R-5	4,121	22,925	27,046	5,218	8,925	14,143
Class R-6	272,234	1,437,868	1,710,102	334,454	551,844	886,298
Total	$325,193	$1,949,447	$2,274,640	$413,355	$748,369	$1,161,724
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	47

2045 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$25,129	$166,391	$191,520	$32,583	$60,500	$93,083
Class C	60	9,182	9,242	752	3,753	4,505
Class T	— *	1	1	— *	— *	— *
Class F-1	1,098	7,668	8,766	1,431	2,694	4,125
Class F-2	2,031	10,483	12,514	2,673	4,125	6,798
Class F-3	266	1,263	1,529	281	410	691
Class R-1	38	2,155	2,193	154	744	898
Class R-2	640	74,477	75,117	5,999	28,536	34,535
Class R-2E	993	17,169	18,162	2,198	6,502	8,700
Class R-3	10,279	112,530	122,809	16,383	40,927	57,310
Class R-4	13,478	94,839	108,317	19,495	37,154	56,649
Class R-5E	11,077	61,015	72,092	14,718	23,670	38,388
Class R-5	5,123	25,538	30,661	6,382	9,629	16,011
Class R-6	324,323	1,541,962	1,866,285	399,875	583,683	983,558
Total	$394,535	$2,124,673	$2,519,208	$502,924	$802,327	$1,305,251
2040 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$38,275	$204,651	$242,926	$45,456	$76,650	$122,106
Class C	392	10,067	10,459	1,087	4,284	5,371
Class T	— *	1	1	— *	— *	— *
Class F-1	2,032	11,352	13,384	2,482	4,257	6,739
Class F-2	3,513	15,092	18,605	3,731	5,307	9,038
Class F-3	524	2,107	2,631	537	725	1,262
Class R-1	112	2,554	2,666	257	940	1,197
Class R-2	3,359	82,699	86,058	8,585	32,735	41,320
Class R-2E	1,805	19,395	21,200	2,936	7,500	10,436
Class R-3	15,581	123,905	139,486	21,264	47,501	68,765
Class R-4	19,964	111,772	131,736	26,524	45,755	72,279
Class R-5E	14,933	68,304	83,237	18,940	28,033	46,973
Class R-5	6,593	27,624	34,217	7,696	10,727	18,423
Class R-6	427,383	1,719,382	2,146,765	506,831	684,718	1,191,549
Total	$534,466	$2,398,905	$2,933,371	$646,326	$949,132	$1,595,458
Refer to the end of the table(s) for footnote(s).

48	American Funds Target Date Retirement Series

2035 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$67,573	$202,481	$270,054	$67,316	$98,874	$166,190
Class C	1,718	10,167	11,885	2,144	5,537	7,681
Class T	— *	1	1	— *	— *	— *
Class F-1	3,700	11,354	15,054	3,773	5,628	9,401
Class F-2	6,321	16,327	22,648	5,643	7,255	12,898
Class F-3	1,080	2,667	3,747	914	1,127	2,041
Class R-1	344	2,064	2,408	423	1,073	1,496
Class R-2	13,423	80,267	93,690	16,299	41,988	58,287
Class R-2E	4,636	20,156	24,792	5,126	10,175	15,301
Class R-3	34,319	129,317	163,636	36,136	64,518	100,654
Class R-4	36,008	110,477	146,485	39,159	58,483	97,642
Class R-5E	22,745	61,289	84,034	24,133	32,003	56,136
Class R-5	11,610	29,510	41,120	12,317	15,571	27,888
Class R-6	652,827	1,612,949	2,265,776	682,411	841,430	1,523,841
Total	$856,304	$2,289,026	$3,145,330	$895,794	$1,183,662	$2,079,456
2030 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$88,988	$218,890	$307,878	$92,213	$72,827	$165,040
Class C	2,406	10,120	12,526	3,020	3,782	6,802
Class T	— *	1	1	— *	— *	— *
Class F-1	3,736	9,335	13,071	3,750	2,988	6,738
Class F-2	8,992	19,492	28,484	8,452	5,958	14,410
Class F-3	1,200	2,503	3,703	959	652	1,611
Class R-1	494	2,188	2,682	656	812	1,468
Class R-2	16,434	69,895	86,329	20,188	24,888	45,076
Class R-2E	5,961	20,232	26,193	7,210	7,245	14,455
Class R-3	39,939	119,264	159,203	44,641	41,747	86,388
Class R-4	44,812	112,466	157,278	50,861	40,677	91,538
Class R-5E	25,705	57,907	83,612	29,709	21,488	51,197
Class R-5	12,992	27,782	40,774	14,335	9,950	24,285
Class R-6	730,692	1,524,544	2,255,236	805,626	547,408	1,353,034
Total	$982,351	$2,194,619	$3,176,970	$1,081,620	$780,422	$1,862,042
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	49

2025 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$87,762	$191,506	$279,268	$94,646	$94,311	$188,957
Class C	2,243	7,566	9,809	2,950	4,339	7,289
Class T	— *	1	1	— *	— *	— *
Class F-1	2,213	4,926	7,139	2,550	2,556	5,106
Class F-2	7,576	14,924	22,500	7,504	6,801	14,305
Class F-3	947	1,805	2,752	1,010	888	1,898
Class R-1	242	889	1,131	398	580	978
Class R-2	14,635	49,353	63,988	18,506	26,670	45,176
Class R-2E	4,849	13,808	18,657	6,175	7,566	13,741
Class R-3	31,287	80,424	111,711	37,150	42,803	79,953
Class R-4	32,313	72,208	104,521	40,106	40,636	80,742
Class R-5E	20,169	41,031	61,200	24,788	22,982	47,770
Class R-5	9,257	18,024	27,281	11,367	10,179	21,546
Class R-6	535,174	1,020,007	1,555,181	626,200	550,284	1,176,484
Total	$748,667	$1,516,472	$2,265,139	$873,350	$810,595	$1,683,945
2020 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$52,012	$112,011	$164,023	$58,714	$50,792	$109,506
Class C	1,100	3,767	4,867	1,749	2,207	3,956
Class T	— *	1	1	— *	— *	— *
Class F-1	1,063	2,323	3,386	1,110	973	2,083
Class F-2	4,224	8,271	12,495	4,294	3,398	7,692
Class F-3	865	1,643	2,508	723	556	1,279
Class R-1	128	401	529	136	163	299
Class R-2	6,749	21,986	28,735	8,580	10,497	19,077
Class R-2E	2,457	6,757	9,214	3,060	3,219	6,279
Class R-3	14,453	36,331	50,784	17,335	17,292	34,627
Class R-4	17,840	39,340	57,180	22,425	19,643	42,068
Class R-5E	9,882	19,932	29,814	12,073	9,774	21,847
Class R-5	4,325	8,384	12,709	5,315	4,162	9,477
Class R-6	246,869	468,648	715,517	298,133	229,098	527,231
Total	$361,967	$729,795	$1,091,762	$433,647	$351,774	$785,421
Refer to the end of the table(s) for footnote(s).

50	American Funds Target Date Retirement Series

2015 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$19,908	$37,575	$57,483	$22,911	$17,941	$40,852
Class C	256	759	1,015	404	456	860
Class T	— *	1	1	— *	— *	— *
Class F-1	316	611	927	408	316	724
Class F-2	1,287	2,216	3,503	1,468	1,057	2,525
Class F-3	289	481	770	259	181	440
Class R-1	101	266	367	98	113	211
Class R-2	2,240	6,200	8,440	2,862	3,097	5,959
Class R-2E	927	2,210	3,137	1,173	1,091	2,264
Class R-3	5,049	11,079	16,128	6,452	5,734	12,186
Class R-4	4,648	8,921	13,569	5,518	4,391	9,909
Class R-5E	2,587	4,557	7,144	3,001	2,211	5,212
Class R-5	1,645	2,800	4,445	2,048	1,456	3,504
Class R-6	81,735	136,404	218,139	97,753	68,327	166,080
Total	$120,988	$214,080	$335,068	$144,355	$106,371	$250,726
2010 Fund
	Six months ended April 30, 2026			Year ended October 31, 2025
Share class	Ordinary income	Long-term capital gains	Total distributions paid	Ordinary income	Long-term capital gains	Total distributions paid
Class A	$13,069	$21,194	$34,263	$15,262	$10,530	$25,792
Class C	232	564	796	349	340	689
Class T	— *	— *	— *	— *	— *	— *
Class F-1	375	608	983	362	247	609
Class F-2	1,184	1,751	2,935	1,268	808	2,076
Class F-3	285	410	695	307	190	497
Class R-1	31	81	112	60	55	115
Class R-2	1,344	3,101	4,445	1,559	1,487	3,046
Class R-2E	755	1,554	2,309	1,042	854	1,896
Class R-3	3,644	6,804	10,448	4,282	3,357	7,639
Class R-4	4,122	6,814	10,936	5,166	3,658	8,824
Class R-5E	1,937	2,967	4,904	2,699	1,758	4,457
Class R-5	1,110	1,625	2,735	1,412	890	2,302
Class R-6	72,781	104,480	177,261	85,673	53,100	138,773
Total	$100,869	$151,953	$252,822	$119,441	$77,274	$196,715
*
Amount less than one thousand.
6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of Capital Client Group, Inc. (“CCG”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, CCG and AFS are considered related parties to the series.
Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in each fund’s financial highlights tables.

American Funds Target Date Retirement Series	51

Class-specific fees and expenses — Expenses that are specific to individual share classes of each fund are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:
Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate CCG for paying service fees, to firms that have entered into agreements with CCG to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.
Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50
For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by CCG for certain shares sold without a sales charge. This share class reimburses CCG for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit is not exceeded. As of April 30, 2026, unreimbursed expenses subject to reimbursement totaled $1,000 for 2070 Fund’s Class A shares. There were no unreimbursed expenses subject to reimbursement on any other funds.
Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. Under this agreement, the fund also pays sub-transfer agency fees to AFS. These fees are paid by AFS to third parties for performing transfer agent services on behalf of fund shareholders.
Administrative services — The series has an administrative services agreement with CRMC under which each fund compensates CRMC for providing administrative services to the series. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the series and market developments that impact underlying fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides each underlying fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets for Class R-6 shares. CRMC receives administrative services fees at the annual rate of 0.03% of the average daily net assets of the Class R-6 shares of each underlying fund for CRMC’s provision of administrative services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.
For the six months ended April 30, 2026, the class-specific expenses of each fund under these agreements were as follows
(dollars in thousands):

52	American Funds Target Date Retirement Series

2070 Fund
Share class	Distribution services	Transfer agent services
Class A	$76	$19
Class C	12	1
Class T	—	— *
Class F-1	2	1
Class F-2	Not applicable	2
Class F-3	Not applicable	— *
Class R-1	— *	— *
Class R-2	96	46
Class R-2E	14	5
Class R-3	103	31
Class R-4	25	10
Class R-5E	Not applicable	20
Class R-5	Not applicable	1
Class R-6	Not applicable	3
Total class-specific expenses	$328	$139
2065 Fund
Share class	Distribution services	Transfer agent services
Class A	$754	$219
Class C	203	15
Class T	—	— *
Class F-1	10	5
Class F-2	Not applicable	17
Class F-3	Not applicable	— *
Class R-1	8	1
Class R-2	1,004	472
Class R-2E	121	40
Class R-3	966	285
Class R-4	296	120
Class R-5E	Not applicable	171
Class R-5	Not applicable	18
Class R-6	Not applicable	44
Total class-specific expenses	$3,362	$1,407
2060 Fund
Share class	Distribution services	Transfer agent services
Class A	$1,817	$569
Class C	601	45
Class T	—	— *
Class F-1	60	30
Class F-2	Not applicable	52
Class F-3	Not applicable	— *
Class R-1	68	7
Class R-2	2,075	979
Class R-2E	414	140
Class R-3	2,196	649
Class R-4	985	402
Class R-5E	Not applicable	403
Class R-5	Not applicable	54
Class R-6	Not applicable	143
Total class-specific expenses	$8,216	$3,473
2055 Fund
Share class	Distribution services	Transfer agent services
Class A	$2,651	$826
Class C	639	49
Class T	—	— *
Class F-1	107	54
Class F-2	Not applicable	56
Class F-3	Not applicable	— *
Class R-1	84	8
Class R-2	3,232	1,524
Class R-2E	611	208
Class R-3	3,449	1,020
Class R-4	1,626	666
Class R-5E	Not applicable	586
Class R-5	Not applicable	101
Class R-6	Not applicable	223
Total class-specific expenses	$12,399	$5,321
2050 Fund
Share class	Distribution services	Transfer agent services
Class A	$3,683	$1,184
Class C	895	68
Class T	—	— *
Class F-1	155	78
Class F-2	Not applicable	88
Class F-3	Not applicable	— *
Class R-1	129	13
Class R-2	4,461	2,106
Class R-2E	859	293
Class R-3	4,775	1,413
Class R-4	2,116	867
Class R-5E	Not applicable	812
Class R-5	Not applicable	125
Class R-6	Not applicable	307
Total class-specific expenses	$17,073	$7,354
Refer to the end of the table(s) for footnote(s).
2045 Fund
Share class	Distribution services	Transfer agent services
Class A	$4,074	$1,290
Class C	892	68
Class T	—	— *
Class F-1	197	99
Class F-2	Not applicable	98
Class F-3	Not applicable	— *
Class R-1	213	21
Class R-2	5,508	2,597
Class R-2E	1,032	352
Class R-3	5,712	1,692
Class R-4	2,422	992
Class R-5E	Not applicable	962
Class R-5	Not applicable	141
Class R-6	Not applicable	334
Total class-specific expenses	$20,050	$8,646

American Funds Target Date Retirement Series	53

2040 Fund
Share class	Distribution services	Transfer agent services
Class A	$5,309	$1,609
Class C	996	75
Class T	—	— *
Class F-1	295	149
Class F-2	Not applicable	142
Class F-3	Not applicable	— *
Class R-1	261	25
Class R-2	6,221	2,939
Class R-2E	1,202	409
Class R-3	6,400	1,896
Class R-4	2,904	1,189
Class R-5E	Not applicable	1,078
Class R-5	Not applicable	154
Class R-6	Not applicable	377
Total class-specific expenses	$23,588	$10,042
2035 Fund
Share class	Distribution services	Transfer agent services
Class A	$6,105	$1,781
Class C	1,121	85
Class T	—	— *
Class F-1	333	167
Class F-2	Not applicable	172
Class F-3	Not applicable	1
Class R-1	229	22
Class R-2	6,776	3,196
Class R-2E	1,377	469
Class R-3	7,424	2,200
Class R-4	3,196	1,311
Class R-5E	Not applicable	1,102
Class R-5	Not applicable	185
Class R-6	Not applicable	396
Total class-specific expenses	$26,561	$11,087
2030 Fund
Share class	Distribution services	Transfer agent services
Class A	$6,346	$1,915
Class C	1,115	85
Class T	—	— *
Class F-1	272	138
Class F-2	Not applicable	204
Class F-3	Not applicable	— *
Class R-1	253	25
Class R-2	5,869	2,765
Class R-2E	1,396	477
Class R-3	6,836	2,027
Class R-4	3,253	1,335
Class R-5E	Not applicable	1,035
Class R-5	Not applicable	174
Class R-6	Not applicable	374
Total class-specific expenses	$25,340	$10,554
2025 Fund
Share class	Distribution services	Transfer agent services
Class A	$4,972	$1,500
Class C	745	57
Class T	—	— *
Class F-1	127	65
Class F-2	Not applicable	141
Class F-3	Not applicable	— *
Class R-1	85	8
Class R-2	3,716	1,756
Class R-2E	845	291
Class R-3	4,102	1,219
Class R-4	1,859	767
Class R-5E	Not applicable	658
Class R-5	Not applicable	100
Class R-6	Not applicable	224
Total class-specific expenses	$16,451	$6,786
2020 Fund
Share class	Distribution services	Transfer agent services
Class A	$2,779	$836
Class C	359	27
Class T	—	— *
Class F-1	55	28
Class F-2	Not applicable	74
Class F-3	Not applicable	— *
Class R-1	40	4
Class R-2	1,596	753
Class R-2E	391	134
Class R-3	1,782	530
Class R-4	974	401
Class R-5E	Not applicable	298
Class R-5	Not applicable	45
Class R-6	Not applicable	98
Total class-specific expenses	$7,976	$3,228
Refer to the end of the table(s) for footnote(s).
2015 Fund

Share class	Distribution services	Transfer agent services
Class A	$931	$301
Class C	78	6
Class T	—	— *
Class F-1	16	8
Class F-2	Not applicable	21
Class F-3	Not applicable	— *
Class R-1	28	3
Class R-2	484	228
Class R-2E	143	49
Class R-3	582	173
Class R-4	237	98
Class R-5E	Not applicable	71
Class R-5	Not applicable	16
Class R-6	Not applicable	31
Total class-specific expenses	$2,499	$1,005

54	American Funds Target Date Retirement Series

2010 Fund

Share class	Distribution services	Transfer agent services
Class A	$635	$198
Class C	69	5
Class T	—	— *
Class F-1	18	9
Class F-2	Not applicable	20
Class F-3	Not applicable	— *
Class R-1	9	1
Class R-2	276	131
Class R-2E	115	40
Class R-3	420	125
Class R-4	211	87
Class R-5E	Not applicable	56
Class R-5	Not applicable	11
Class R-6	Not applicable	27
Total class-specific expenses	$1,753	$710
*
Amount less than one thousand.
Miscellaneous fee reimbursement — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses for 2070 Fund during its startup period. For the six months ended April 30, 2026, total fees and expenses reimbursed by CRMC was $22,000. CRMC may recoup all or a portion of this reimbursement by the end of the current fiscal year. This reimbursement may be adjusted or discontinued by CRMC, subject to any restrictions in the series’ prospectus. Fees and expenses in the fund’s statement of operations are presented gross of the reimbursement from CRMC.
Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation shown on the accompanying financial statements reflects current fees (either paid in cash or deferred) and a net decrease in the value of the deferred amounts as follows (dollars in thousands):
	Current fees	Decrease in value of deferred amounts	Total trustees’ compensation
2070 Fund	$1	$— *	$1
2065 Fund	9	(1)	8
2060 Fund	28	(1)	27
2055 Fund	43	(2)	41
2050 Fund	59	(3)	56
2045 Fund	65	(3)	62
2040 Fund	74	(3)	71
2035 Fund	79	(4)	75
2030 Fund	75	(3)	72
2025 Fund	46	(2)	44
2020 Fund	21	(1)	20
2015 Fund	7	— *	7
2010 Fund	5	— *	5
*
Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, CCG and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.
Interfund lending — Pursuant to an exemptive order issued by the SEC, each fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. Each fund did not lend or borrow cash through the interfund lending program at any time during the six months ended April 30, 2026.

American Funds Target Date Retirement Series	55

7. Indemnifications

The series’ organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the series. In the normal course of business, the series may also enter into contracts that provide general indemnifications. Each fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the series. The risk of material loss from such claims is considered remote. Insurance policies are also available to the series’ board members and officers.
8. Investment transactions

The funds engaged in purchases and sales (excluding in-kind transactions, if any) of investment securities of affiliated issuers during the six months ended April 30, 2026, as follows (dollars in thousands):
	Purchases	Sales
2070 Fund	$315,751	$13,306
2065 Fund	1,275,018	245,832
2060 Fund	2,566,858	953,273
2055 Fund	3,455,510	1,619,885
2050 Fund	4,277,160	2,451,013
2045 Fund	4,763,676	2,374,191
2040 Fund	6,615,068	4,327,106
2035 Fund	6,196,299	4,023,330
2030 Fund	5,730,057	5,170,798
2025 Fund	2,362,563	3,402,212
2020 Fund	1,149,038	1,642,727
2015 Fund	368,134	512,407
2010 Fund	334,134	401,998

56	American Funds Target Date Retirement Series

9. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):
2070 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$28,207	2,163	$737	57	$(4,181)	(320)	$24,763	1,900
Class C	1,664	129	27	2	(191)	(15)	1,500	116
Class T	—	—	—	—	—	—	—	—
Class F-1	3,609	272	3	— †	(8)	(1)	3,604	271
Class F-2	2,119	162	66	5	(275)	(21)	1,910	146
Class F-3	2,947	229	39	3	— †	— †	2,986	232
Class R-1	13	1	— †	— †	— †	— †	13	1
Class R-2	14,084	1,093	313	24	(4,317)	(333)	10,080	784
Class R-2E	1,453	112	62	5	(426)	(32)	1,089	85
Class R-3	24,481	1,884	545	42	(5,655)	(439)	19,371	1,487
Class R-4	11,894	917	315	24	(2,793)	(214)	9,416	727
Class R-5E	17,411	1,335	460	36	(3,044)	(232)	14,827	1,139
Class R-5	2,575	198	97	8	(655)	(52)	2,017	154
Class R-6	249,345	19,028	4,476	344	(61,248)	(4,677)	192,573	14,695
Total net increase (decrease)	$359,802	27,523	$7,140	550	$(82,793)	(6,336)	$284,149	21,737
Year ended October 31, 2025
Class A	$35,706	3,115	$58	5	$(5,619)	(467)	$30,145	2,653
Class C	1,641	144	1	— †	(163)	(13)	1,479	131
Class T	—	—	—	—	—	—	—	—
Class F-1	192	16	—	—	— †	— †	192	16
Class F-2	2,606	227	3	— †	(189)	(16)	2,420	211
Class F-3	226	18	—	—	—	—	226	18
Class R-1	14	1	— †	— †	— †	— †	14	1
Class R-2	19,917	1,722	22	2	(5,578)	(493)	14,361	1,231
Class R-2E	3,538	312	14	1	(171)	(14)	3,381	299
Class R-3	30,230	2,602	36	3	(5,272)	(443)	24,994	2,162
Class R-4	16,807	1,466	8	1	(3,586)	(303)	13,229	1,164
Class R-5E	17,287	1,490	23	2	(2,065)	(179)	15,245	1,313
Class R-5	4,157	355	9	1	(470)	(41)	3,696	315
Class R-6	200,143	17,070	159	14	(39,017)	(3,209)	161,285	13,875
Total net increase (decrease)	$332,464	28,538	$333	29	$(62,130)	(5,178)	$270,667	23,389
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	57

2065 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$94,476	4,623	$24,312	1,204	$(37,283)	(1,823)	$81,505	4,004
Class C	7,147	356	1,506	76	(4,076)	(203)	4,577	229
Class T	—	—	—	—	—	—	—	—
Class F-1	1,956	95	307	15	(1,099)	(53)	1,164	57
Class F-2	7,742	377	1,683	83	(3,491)	(170)	5,934	290
Class F-3	1,133	55	141	7	(370)	(18)	904	44
Class R-1	135	7	62	3	(34)	(2)	163	8
Class R-2	50,556	2,522	10,025	504	(36,869)	(1,846)	23,712	1,180
Class R-2E	11,366	561	1,536	76	(9,265)	(459)	3,637	178
Class R-3	87,422	4,310	15,335	764	(53,549)	(2,645)	49,208	2,429
Class R-4	57,376	2,811	9,653	478	(35,947)	(1,763)	31,082	1,526
Class R-5E	60,645	2,955	9,690	478	(29,007)	(1,415)	41,328	2,018
Class R-5	11,518	561	3,006	148	(9,937)	(486)	4,587	223
Class R-6	1,088,118	52,958	188,645	9,284	(617,743)	(30,204)	659,020	32,038
Total net increase (decrease)	$1,479,590	72,191	$265,901	13,120	$(838,670)	(41,087)	$906,821	44,224
Year ended October 31, 2025
Class A	$157,165	8,577	$9,330	527	$(52,537)	(2,845)	$113,958	6,259
Class C	12,168	679	531	30	(5,228)	(289)	7,471	420
Class T	—	—	—	—	—	—	—	—
Class F-1	3,657	197	103	6	(1,230)	(67)	2,530	136
Class F-2	12,668	687	662	37	(5,603)	(299)	7,727	425
Class F-3	1,514	79	24	1	(368)	(19)	1,170	61
Class R-1	368	20	21	1	(156)	(8)	233	13
Class R-2	93,671	5,160	3,658	209	(63,152)	(3,448)	34,177	1,921
Class R-2E	20,978	1,150	520	30	(9,684)	(534)	11,814	646
Class R-3	148,999	8,133	5,568	315	(77,341)	(4,193)	77,226	4,255
Class R-4	101,377	5,505	3,733	211	(56,974)	(3,078)	48,136	2,638
Class R-5E	89,352	4,813	3,889	218	(49,556)	(2,637)	43,685	2,394
Class R-5	21,901	1,185	1,330	75	(13,634)	(752)	9,597	508
Class R-6	1,862,032	100,575	71,907	4,033	(888,688)	(47,551)	1,045,251	57,057
Total net increase (decrease)	$2,525,850	136,760	$101,276	5,693	$(1,224,151)	(65,720)	$1,402,975	76,733
Refer to the end of the table(s) for footnote(s).

58	American Funds Target Date Retirement Series

2060 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$139,874	6,751	$76,741	3,753	$(103,145)	(4,971)	$113,470	5,533
Class C	10,398	514	5,731	287	(14,514)	(715)	1,615	86
Class T	—	—	—	—	—	—	—	—
Class F-1	7,313	352	2,349	114	(3,332)	(160)	6,330	306
Class F-2	17,183	824	6,059	294	(10,256)	(490)	12,986	628
Class F-3	2,898	139	848	41	(1,631)	(78)	2,115	102
Class R-1	1,145	57	622	31	(626)	(31)	1,141	57
Class R-2	71,701	3,553	26,023	1,304	(69,701)	(3,471)	28,023	1,386
Class R-2E	21,103	1,032	6,519	323	(28,351)	(1,387)	(729)	(32)
Class R-3	142,051	6,928	42,594	2,101	(120,825)	(5,918)	63,820	3,111
Class R-4	118,344	5,708	40,040	1,957	(138,271)	(6,673)	20,113	992
Class R-5E	103,798	4,999	27,660	1,350	(85,846)	(4,134)	45,612	2,215
Class R-5	28,014	1,337	10,745	521	(17,974)	(859)	20,785	999
Class R-6	2,086,282	99,601	728,278	35,234	(1,736,869)	(83,147)	1,077,691	51,688
Total net increase (decrease)	$2,750,104	131,795	$974,209	47,310	$(2,331,341)	(112,034)	$1,392,972	67,071
Year ended October 31, 2025
Class A	$246,793	13,166	$35,001	1,934	$(154,469)	(8,194)	$127,325	6,906
Class C	20,194	1,103	2,536	143	(25,084)	(1,358)	(2,354)	(112)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,769	412	1,061	59	(8,046)	(430)	784	41
Class F-2	27,640	1,455	2,860	157	(20,305)	(1,056)	10,195	556
Class F-3	6,081	311	405	22	(4,089)	(231)	2,397	102
Class R-1	2,948	161	238	13	(1,753)	(95)	1,433	79
Class R-2	137,376	7,491	10,844	612	(126,142)	(6,840)	22,078	1,263
Class R-2E	40,380	2,173	2,809	157	(29,914)	(1,591)	13,275	739
Class R-3	253,728	13,611	18,328	1,021	(191,757)	(10,246)	80,299	4,386
Class R-4	228,105	12,136	19,166	1,057	(200,592)	(10,594)	46,679	2,599
Class R-5E	187,602	9,912	13,579	748	(161,402)	(8,499)	39,779	2,161
Class R-5	46,467	2,456	5,210	286	(38,291)	(2,006)	13,386	736
Class R-6	3,841,403	202,692	351,840	19,247	(3,085,229)	(161,340)	1,108,014	60,599
Total net increase (decrease)	$5,046,486	267,079	$463,877	25,456	$(4,047,073)	(212,480)	$1,463,290	80,055
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	59

2055 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$168,852	5,555	$119,215	3,982	$(134,645)	(4,426)	$153,422	5,111
Class C	10,134	344	6,604	227	(15,577)	(527)	1,161	44
Class T	—	—	—	—	—	—	—	—
Class F-1	5,900	196	4,671	158	(6,725)	(223)	3,846	131
Class F-2	17,635	580	7,005	234	(11,201)	(368)	13,439	446
Class F-3	2,807	92	1,073	36	(1,841)	(60)	2,039	68
Class R-1	2,019	69	861	30	(1,451)	(49)	1,429	50
Class R-2	96,022	3,281	43,918	1,519	(105,660)	(3,622)	34,280	1,178
Class R-2E	22,487	759	10,450	357	(36,276)	(1,224)	(3,339)	(108)
Class R-3	185,473	6,209	72,136	2,446	(178,230)	(5,984)	79,379	2,671
Class R-4	151,162	4,994	70,572	2,360	(216,525)	(7,155)	5,209	199
Class R-5E	134,780	4,453	42,864	1,436	(118,545)	(3,918)	59,099	1,971
Class R-5	36,376	1,184	21,410	707	(33,418)	(1,087)	24,368	804
Class R-6	2,603,045	84,537	1,213,504	39,983	(2,576,456)	(84,122)	1,240,093	40,398
Total net increase (decrease)	$3,436,692	112,253	$1,614,283	53,475	$(3,436,550)	(112,765)	$1,614,425	52,963
Year ended October 31, 2025
Class A	$296,673	10,755	$55,244	2,077	$(224,793)	(8,126)	$127,124	4,706
Class C	18,892	707	2,984	115	(28,641)	(1,072)	(6,765)	(250)
Class T	—	—	—	—	—	—	—	—
Class F-1	14,128	515	2,208	84	(11,910)	(433)	4,426	166
Class F-2	25,404	921	3,403	128	(23,990)	(856)	4,817	193
Class F-3	3,107	113	550	21	(3,669)	(134)	(12)	—
Class R-1	2,998	111	362	14	(3,073)	(115)	287	10
Class R-2	191,348	7,165	18,738	727	(204,999)	(7,653)	5,087	239
Class R-2E	49,346	1,827	4,634	178	(42,613)	(1,563)	11,367	442
Class R-3	343,771	12,623	32,627	1,244	(318,237)	(11,643)	58,161	2,224
Class R-4	292,794	10,639	35,345	1,331	(336,745)	(12,153)	(8,606)	(183)
Class R-5E	242,789	8,773	21,622	816	(229,696)	(8,286)	34,715	1,303
Class R-5	62,955	2,257	10,521	391	(60,502)	(2,153)	12,974	495
Class R-6	4,927,763	176,481	605,499	22,475	(4,730,476)	(167,660)	802,786	31,296
Total net increase (decrease)	$6,471,968	232,887	$793,737	29,601	$(6,219,344)	(221,847)	$1,046,361	40,641
Refer to the end of the table(s) for footnote(s).

60	American Funds Target Date Retirement Series

2050 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$196,577	8,169	$174,602	7,364	$(195,206)	(8,099)	$175,973	7,434
Class C	14,581	626	9,312	405	(23,459)	(1,005)	434	26
Class T	—	—	—	—	—	—	—	—
Class F-1	10,192	427	6,803	290	(9,939)	(417)	7,056	300
Class F-2	29,448	1,227	11,177	472	(18,347)	(762)	22,278	937
Class F-3	6,729	276	1,809	76	(2,628)	(108)	5,910	244
Class R-1	1,962	84	1,323	57	(2,004)	(86)	1,281	55
Class R-2	118,244	5,082	60,926	2,654	(134,227)	(5,807)	44,943	1,929
Class R-2E	27,992	1,193	14,991	647	(55,740)	(2,370)	(12,757)	(530)
Class R-3	233,386	9,860	101,882	4,365	(216,007)	(9,162)	119,261	5,063
Class R-4	165,217	6,891	94,099	3,977	(273,670)	(11,425)	(14,354)	(557)
Class R-5E	162,022	6,750	60,167	2,547	(154,126)	(6,422)	68,063	2,875
Class R-5	35,141	1,446	27,045	1,127	(37,829)	(1,564)	24,357	1,009
Class R-6	3,120,718	128,635	1,710,073	71,551	(3,686,877)	(152,669)	1,143,914	47,517
Total net increase (decrease)	$4,122,209	170,666	$2,274,209	95,532	$(4,810,059)	(199,896)	$1,586,359	66,302
Year ended October 31, 2025
Class A	$363,175	16,555	$83,985	3,975	$(314,018)	(14,285)	$133,142	6,245
Class C	24,195	1,139	4,442	216	(40,453)	(1,908)	(11,816)	(553)
Class T	—	—	—	—	—	—	—	—
Class F-1	18,049	834	3,266	156	(17,039)	(787)	4,276	203
Class F-2	42,091	1,913	5,235	248	(28,894)	(1,322)	18,432	839
Class F-3	9,057	413	654	31	(3,309)	(151)	6,402	293
Class R-1	3,788	178	572	28	(4,026)	(186)	334	20
Class R-2	229,964	10,819	27,254	1,328	(259,564)	(12,152)	(2,346)	(5)
Class R-2E	59,880	2,802	7,104	343	(53,642)	(2,470)	13,342	675
Class R-3	431,274	19,904	46,655	2,241	(415,303)	(19,225)	62,626	2,920
Class R-4	320,476	14,663	49,114	2,329	(422,145)	(19,168)	(52,555)	(2,176)
Class R-5E	293,689	13,340	32,805	1,558	(335,719)	(15,249)	(9,225)	(351)
Class R-5	68,699	3,093	14,142	662	(80,794)	(3,587)	2,047	168
Class R-6	5,851,008	264,880	886,286	41,649	(6,189,331)	(278,218)	547,963	28,311
Total net increase (decrease)	$7,715,345	350,533	$1,161,514	54,764	$(8,164,237)	(368,708)	$712,622	36,589
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	61

2045 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$217,297	8,888	$191,221	7,958	$(203,620)	(8,336)	$204,898	8,510
Class C	14,106	595	9,217	394	(23,294)	(979)	29	10
Class T	—	—	—	—	—	—	—	—
Class F-1	13,423	554	8,710	366	(12,631)	(521)	9,502	399
Class F-2	27,721	1,132	12,481	519	(19,751)	(805)	20,451	846
Class F-3	4,708	191	1,526	63	(3,333)	(135)	2,901	119
Class R-1	2,406	102	2,193	94	(2,588)	(110)	2,011	86
Class R-2	127,782	5,439	75,099	3,236	(153,614)	(6,569)	49,267	2,106
Class R-2E	31,947	1,344	18,162	773	(60,160)	(2,523)	(10,051)	(406)
Class R-3	253,965	10,594	122,764	5,197	(247,526)	(10,360)	129,203	5,431
Class R-4	180,608	7,424	108,276	4,513	(309,159)	(12,717)	(20,275)	(780)
Class R-5E	196,991	8,098	72,090	3,013	(198,740)	(8,174)	70,341	2,937
Class R-5	41,579	1,688	30,657	1,259	(47,981)	(1,956)	24,255	991
Class R-6	3,347,714	136,079	1,866,263	77,055	(3,544,808)	(144,588)	1,669,169	68,546
Total net increase (decrease)	$4,460,247	182,128	$2,518,659	104,440	$(4,827,205)	(197,773)	$2,151,701	88,795
Year ended October 31, 2025
Class A	$383,321	17,197	$92,971	4,339	$(351,451)	(15,765)	$124,841	5,771
Class C	26,114	1,208	4,503	215	(43,555)	(2,018)	(12,938)	(595)
Class T	—	—	—	—	—	—	—	—
Class F-1	27,578	1,249	4,100	193	(19,199)	(868)	12,479	574
Class F-2	47,516	2,126	6,773	316	(58,961)	(2,641)	(4,672)	(199)
Class F-3	7,935	353	688	32	(4,759)	(213)	3,864	172
Class R-1	6,371	290	898	43	(3,837)	(176)	3,432	157
Class R-2	257,086	11,954	34,513	1,663	(302,640)	(14,039)	(11,041)	(422)
Class R-2E	70,389	3,241	8,700	415	(62,789)	(2,862)	16,300	794
Class R-3	465,927	21,274	57,289	2,715	(451,688)	(20,546)	71,528	3,443
Class R-4	363,545	16,410	56,623	2,647	(479,895)	(21,467)	(59,727)	(2,410)
Class R-5E	336,240	15,076	38,383	1,799	(349,771)	(15,724)	24,852	1,151
Class R-5	79,838	3,545	16,008	738	(88,929)	(3,911)	6,917	372
Class R-6	6,192,787	276,352	983,543	45,555	(6,853,435)	(303,348)	322,895	18,559
Total net increase (decrease)	$8,264,647	370,275	$1,304,992	60,670	$(9,070,909)	(403,578)	$498,730	27,367
Refer to the end of the table(s) for footnote(s).

62	American Funds Target Date Retirement Series

2040 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$262,270	11,154	$242,577	10,497	$(277,899)	(11,815)	$226,948	9,836
Class C	14,966	655	10,448	464	(25,152)	(1,097)	262	22
Class T	—	—	—	—	—	—	—	—
Class F-1	17,575	754	13,319	582	(24,047)	(1,028)	6,847	308
Class F-2	39,933	1,695	18,488	800	(27,800)	(1,176)	30,621	1,319
Class F-3	6,097	257	2,631	114	(3,557)	(151)	5,171	220
Class R-1	2,427	106	2,666	118	(2,583)	(112)	2,510	112
Class R-2	134,520	5,923	86,044	3,841	(173,996)	(7,706)	46,568	2,058
Class R-2E	38,527	1,681	21,200	938	(61,558)	(2,671)	(1,831)	(52)
Class R-3	282,076	12,189	139,465	6,120	(293,596)	(12,732)	127,945	5,577
Class R-4	200,786	8,579	131,671	5,707	(336,920)	(14,405)	(4,463)	(119)
Class R-5E	210,965	9,006	83,233	3,614	(247,322)	(10,564)	46,876	2,056
Class R-5	42,524	1,792	34,216	1,462	(49,792)	(2,106)	26,948	1,148
Class R-6	3,519,752	148,791	2,146,647	92,210	(4,009,652)	(169,927)	1,656,747	71,074
Total net increase (decrease)	$4,772,418	202,582	$2,932,605	126,467	$(5,533,874)	(235,490)	$2,171,149	93,559
Year ended October 31, 2025
Class A	$508,278	23,460	$121,967	5,872	$(465,852)	(21,518)	$164,393	7,814
Class C	30,566	1,462	5,363	265	(54,031)	(2,573)	(18,102)	(846)
Class T	—	—	—	—	—	—	—	—
Class F-1	41,689	1,928	6,694	325	(37,235)	(1,723)	11,148	530
Class F-2	75,549	3,485	8,982	433	(55,835)	(2,598)	28,696	1,320
Class F-3	10,235	461	1,262	61	(6,357)	(296)	5,140	226
Class R-1	8,877	421	1,197	59	(5,973)	(284)	4,101	196
Class R-2	278,338	13,304	41,310	2,047	(333,749)	(15,885)	(14,101)	(534)
Class R-2E	77,283	3,668	10,436	513	(67,499)	(3,184)	20,220	997
Class R-3	491,055	23,088	68,753	3,354	(527,016)	(24,731)	32,792	1,711
Class R-4	406,219	18,899	72,219	3,484	(566,863)	(26,213)	(88,425)	(3,830)
Class R-5E	353,354	16,345	46,957	2,269	(401,640)	(18,436)	(1,329)	178
Class R-5	81,059	3,718	18,422	877	(98,216)	(4,457)	1,265	138
Class R-6	6,347,546	292,013	1,191,544	56,984	(8,212,211)	(377,751)	(673,121)	(28,754)
Total net increase (decrease)	$8,710,048	402,252	$1,595,106	76,543	$(10,832,477)	(499,649)	$(527,323)	(20,854)
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	63

2035 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$329,876	15,444	$269,764	12,864	$(309,719)	(14,509)	$289,921	13,799
Class C	17,029	819	11,873	580	(32,214)	(1,547)	(3,312)	(148)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,793	1,076	14,993	721	(21,094)	(998)	16,692	799
Class F-2	68,614	3,204	22,078	1,053	(42,667)	(1,991)	48,025	2,266
Class F-3	13,986	652	3,719	177	(6,560)	(310)	11,145	519
Class R-1	3,019	146	2,405	119	(4,217)	(206)	1,207	59
Class R-2	142,170	6,883	93,669	4,601	(176,710)	(8,602)	59,129	2,882
Class R-2E	39,299	1,885	24,793	1,211	(72,840)	(3,493)	(8,748)	(397)
Class R-3	301,915	14,385	163,635	7,920	(338,281)	(16,166)	127,269	6,139
Class R-4	243,971	11,472	146,465	7,001	(394,468)	(18,556)	(4,032)	(83)
Class R-5E	221,352	10,403	84,027	4,019	(228,283)	(10,717)	77,096	3,705
Class R-5	52,399	2,425	41,113	1,937	(51,915)	(2,417)	41,597	1,945
Class R-6	3,592,015	167,408	2,265,721	107,380	(4,128,569)	(192,926)	1,729,167	81,862
Total net increase (decrease)	$5,048,438	236,202	$3,144,255	149,583	$(5,807,537)	(272,438)	$2,385,156	113,347
Year ended October 31, 2025
Class A	$594,121	29,644	$165,972	8,649	$(573,433)	(28,675)	$186,660	9,618
Class C	33,372	1,715	7,671	409	(55,056)	(2,836)	(14,013)	(712)
Class T	—	—	—	—	—	—	—	—
Class F-1	48,616	2,443	9,355	491	(51,983)	(2,617)	5,988	317
Class F-2	94,238	4,693	12,558	655	(66,651)	(3,342)	40,145	2,006
Class F-3	24,594	1,205	2,039	106	(13,211)	(649)	13,422	662
Class R-1	6,058	315	1,494	80	(7,629)	(388)	(77)	7
Class R-2	306,354	15,823	58,224	3,119	(399,396)	(20,511)	(34,818)	(1,569)
Class R-2E	89,895	4,602	15,300	815	(83,297)	(4,256)	21,898	1,161
Class R-3	581,558	29,583	100,642	5,316	(612,646)	(31,088)	69,554	3,811
Class R-4	489,350	24,668	97,617	5,097	(653,857)	(32,825)	(66,890)	(3,060)
Class R-5E	397,486	19,906	56,134	2,935	(409,722)	(20,439)	43,898	2,402
Class R-5	89,899	4,454	27,883	1,437	(145,400)	(7,197)	(27,618)	(1,306)
Class R-6	6,861,528	341,678	1,523,805	78,954	(8,889,117)	(442,045)	(503,784)	(21,413)
Total net increase (decrease)	$9,617,069	480,729	$2,078,694	108,063	$(11,961,398)	(596,868)	$(265,635)	(8,076)
Refer to the end of the table(s) for footnote(s).

64	American Funds Target Date Retirement Series

2030 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$336,534	17,580	$307,140	16,381	$(437,157)	(22,901)	$206,517	11,060
Class C	14,623	785	12,519	684	(33,942)	(1,823)	(6,800)	(354)
Class T	—	—	—	—	—	—	—	—
Class F-1	21,748	1,144	13,019	701	(26,865)	(1,416)	7,902	429
Class F-2	57,330	3,005	27,957	1,493	(49,067)	(2,575)	36,220	1,923
Class F-3	13,898	725	3,665	196	(10,635)	(555)	6,928	366
Class R-1	6,693	357	2,682	146	(10,663)	(570)	(1,288)	(67)
Class R-2	122,336	6,603	86,192	4,728	(206,144)	(11,168)	2,384	163
Class R-2E	39,904	2,141	26,193	1,426	(80,774)	(4,304)	(14,677)	(737)
Class R-3	282,328	14,985	159,194	8,605	(395,554)	(21,032)	45,968	2,558
Class R-4	202,301	10,619	157,265	8,406	(421,063)	(22,111)	(61,497)	(3,086)
Class R-5E	195,472	10,261	83,611	4,476	(258,605)	(13,545)	20,478	1,192
Class R-5	49,718	2,572	40,768	2,150	(67,997)	(3,518)	22,489	1,204
Class R-6	3,250,279	169,207	2,255,168	119,637	(4,644,176)	(242,154)	861,271	46,690
Total net increase (decrease)	$4,593,164	239,984	$3,175,373	169,029	$(6,642,642)	(347,672)	$1,125,895	61,341
Year ended October 31, 2025
Class A	$633,036	34,986	$164,599	9,465	$(752,899)	(41,506)	$44,736	2,945
Class C	33,032	1,877	6,786	399	(66,145)	(3,763)	(26,327)	(1,487)
Class T	—	—	—	—	—	—	—	—
Class F-1	45,659	2,540	6,712	390	(42,802)	(2,397)	9,569	533
Class F-2	118,373	6,467	14,307	824	(96,470)	(5,322)	36,210	1,969
Class F-3	21,560	1,194	1,611	92	(12,104)	(672)	11,067	614
Class R-1	5,600	317	1,468	86	(11,329)	(631)	(4,261)	(228)
Class R-2	260,839	14,829	45,040	2,657	(378,962)	(21,463)	(73,083)	(3,977)
Class R-2E	89,924	5,096	14,455	848	(112,566)	(6,344)	(8,187)	(400)
Class R-3	529,375	29,672	86,362	5,027	(720,574)	(40,367)	(104,837)	(5,668)
Class R-4	495,812	27,514	91,535	5,272	(740,138)	(41,035)	(152,791)	(8,249)
Class R-5E	355,062	19,623	51,194	2,954	(443,866)	(24,365)	(37,610)	(1,788)
Class R-5	86,722	4,757	24,282	1,381	(151,137)	(8,230)	(40,133)	(2,092)
Class R-6	6,316,267	347,399	1,353,030	77,405	(9,842,881)	(540,386)	(2,173,584)	(115,582)
Total net increase (decrease)	$8,991,261	496,271	$1,861,381	106,800	$(13,371,873)	(736,481)	$(2,519,231)	(133,410)
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	65

2025 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$184,711	11,166	$278,349	17,278	$(381,750)	(23,140)	$81,310	5,304
Class C	8,902	552	9,805	621	(23,612)	(1,462)	(4,905)	(289)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,988	426	7,022	440	(15,297)	(934)	(1,287)	(68)
Class F-2	29,445	1,786	22,220	1,382	(39,463)	(2,394)	12,202	774
Class F-3	4,006	241	2,715	168	(3,412)	(207)	3,309	202
Class R-1	753	47	1,131	71	(4,646)	(289)	(2,762)	(171)
Class R-2	64,855	4,046	63,956	4,074	(143,858)	(8,991)	(15,047)	(871)
Class R-2E	17,111	1,063	18,657	1,182	(54,487)	(3,356)	(18,719)	(1,111)
Class R-3	132,474	8,134	111,701	7,021	(263,221)	(16,190)	(19,046)	(1,035)
Class R-4	97,939	5,953	104,517	6,496	(289,488)	(17,570)	(87,032)	(5,121)
Class R-5E	115,306	7,028	61,200	3,813	(192,034)	(11,606)	(15,528)	(765)
Class R-5	23,456	1,403	27,281	1,676	(64,358)	(3,852)	(13,621)	(773)
Class R-6	1,663,672	100,218	1,555,169	95,939	(3,429,705)	(206,853)	(210,864)	(10,696)
Total net increase (decrease)	$2,349,618	142,063	$2,263,723	140,161	$(4,905,331)	(296,844)	$(291,990)	(14,620)
Year ended October 31, 2025
Class A	$399,180	25,116	$188,249	12,369	$(697,735)	(43,939)	$(110,306)	(6,454)
Class C	18,912	1,221	7,285	488	(56,107)	(3,626)	(29,910)	(1,917)
Class T	—	—	—	—	—	—	—	—
Class F-1	22,137	1,397	5,031	334	(31,274)	(1,987)	(4,106)	(256)
Class F-2	77,325	4,881	14,079	927	(73,586)	(4,641)	17,818	1,167
Class F-3	11,542	717	1,873	123	(14,681)	(937)	(1,266)	(97)
Class R-1	3,089	199	977	66	(10,871)	(699)	(6,805)	(434)
Class R-2	150,997	9,782	45,170	3,039	(319,160)	(20,626)	(122,993)	(7,805)
Class R-2E	60,249	3,888	13,741	920	(100,456)	(6,424)	(26,466)	(1,616)
Class R-3	303,588	19,371	79,945	5,315	(555,997)	(35,469)	(172,464)	(10,783)
Class R-4	284,727	18,006	80,726	5,311	(608,157)	(38,242)	(242,704)	(14,925)
Class R-5E	218,864	13,770	47,769	3,151	(330,456)	(20,775)	(63,823)	(3,854)
Class R-5	47,799	2,969	21,545	1,402	(132,406)	(8,244)	(63,062)	(3,873)
Class R-6	3,606,780	226,014	1,176,365	76,836	(7,226,696)	(450,959)	(2,443,551)	(148,109)
Total net increase (decrease)	$5,205,189	327,331	$1,682,755	110,281	$(10,157,582)	(636,568)	$(3,269,638)	(198,956)
Refer to the end of the table(s) for footnote(s).

66	American Funds Target Date Retirement Series

2020 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$75,708	5,181	$163,446	11,510	$(194,155)	(13,309)	$44,999	3,382
Class C	1,915	134	4,847	347	(12,478)	(869)	(5,716)	(388)
Class T	—	—	—	—	—	—	—	—
Class F-1	4,237	291	3,378	240	(7,125)	(496)	490	35
Class F-2	16,185	1,109	11,908	841	(19,956)	(1,372)	8,137	578
Class F-3	3,694	252	2,508	177	(5,864)	(407)	338	22
Class R-1	386	27	530	38	(579)	(41)	337	24
Class R-2	27,630	1,932	28,734	2,063	(51,042)	(3,585)	5,322	410
Class R-2E	4,872	340	9,214	661	(24,030)	(1,677)	(9,944)	(676)
Class R-3	60,039	4,157	50,784	3,607	(107,902)	(7,481)	2,921	283
Class R-4	48,356	3,320	57,179	4,026	(131,628)	(9,027)	(26,093)	(1,681)
Class R-5E	55,209	3,824	29,799	2,109	(90,915)	(6,268)	(5,907)	(335)
Class R-5	6,794	466	12,708	886	(28,279)	(1,914)	(8,777)	(562)
Class R-6	734,725	50,219	715,510	50,141	(1,568,378)	(107,245)	(118,143)	(6,885)
Total net increase (decrease)	$1,039,750	71,252	$1,090,545	76,646	$(2,242,331)	(153,691)	$(112,036)	(5,793)
Year ended October 31, 2025
Class A	$135,747	9,599	$109,065	8,079	$(381,799)	(27,062)	$(136,987)	(9,384)
Class C	6,433	469	3,953	298	(36,646)	(2,665)	(26,260)	(1,898)
Class T	—	—	—	—	—	—	—	—
Class F-1	7,963	569	2,081	156	(10,088)	(721)	(44)	4
Class F-2	37,394	2,641	7,387	549	(36,848)	(2,623)	7,933	567
Class F-3	9,624	674	1,279	95	(5,078)	(360)	5,825	409
Class R-1	942	68	299	22	(915)	(65)	326	25
Class R-2	57,577	4,170	19,074	1,438	(130,386)	(9,389)	(53,735)	(3,781)
Class R-2E	21,738	1,581	6,280	474	(35,973)	(2,607)	(7,955)	(552)
Class R-3	111,816	8,005	34,614	2,585	(236,817)	(17,010)	(90,387)	(6,420)
Class R-4	102,071	7,276	42,066	3,118	(259,502)	(18,424)	(115,365)	(8,030)
Class R-5E	84,627	6,029	21,847	1,625	(146,158)	(10,385)	(39,684)	(2,731)
Class R-5	14,289	1,009	9,476	695	(50,328)	(3,513)	(26,563)	(1,809)
Class R-6	1,534,808	108,433	527,222	38,881	(3,421,958)	(241,170)	(1,359,928)	(93,856)
Total net increase (decrease)	$2,125,029	150,523	$784,643	58,015	$(4,752,496)	(335,994)	$(1,842,824)	(127,456)
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	67

2015 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$20,547	1,489	$57,286	4,448	$(68,328)	(5,099)	$9,505	838
Class C	854	66	1,012	79	(4,076)	(309)	(2,210)	(164)
Class T	—	—	—	—	—	—	—	—
Class F-1	587	45	927	73	(1,221)	(93)	293	25
Class F-2	2,714	206	3,466	270	(5,163)	(393)	1,017	83
Class F-3	1,102	82	770	60	(1,324)	(102)	548	40
Class R-1	201	15	367	29	(103)	(8)	465	36
Class R-2	8,298	641	8,434	665	(17,189)	(1,327)	(457)	(21)
Class R-2E	2,255	173	3,137	248	(5,384)	(407)	8	14
Class R-3	19,284	1,470	16,128	1,261	(40,361)	(3,075)	(4,949)	(344)
Class R-4	17,805	1,349	13,570	1,054	(42,513)	(3,211)	(11,138)	(808)
Class R-5E	18,128	1,363	7,130	557	(24,951)	(1,898)	307	22
Class R-5	2,462	186	4,445	342	(7,646)	(578)	(739)	(50)
Class R-6	267,746	20,214	218,138	16,897	(508,634)	(38,351)	(22,750)	(1,240)
Total net increase (decrease)	$361,983	27,299	$334,810	25,983	$(726,893)	(54,851)	$(30,100)	(1,569)
Year ended October 31, 2025
Class A	$40,223	3,124	$40,702	3,309	$(138,552)	(10,775)	$(57,627)	(4,342)
Class C	1,762	138	859	71	(7,144)	(565)	(4,523)	(356)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,471	271	724	59	(4,611)	(360)	(416)	(30)
Class F-2	6,871	542	2,505	204	(13,933)	(1,091)	(4,557)	(345)
Class F-3	3,111	238	441	36	(1,042)	(81)	2,510	193
Class R-1	493	39	211	18	(472)	(38)	232	19
Class R-2	17,290	1,370	5,954	491	(38,185)	(3,023)	(14,941)	(1,162)
Class R-2E	6,820	547	2,264	187	(11,853)	(932)	(2,769)	(198)
Class R-3	34,629	2,721	12,187	998	(86,144)	(6,764)	(39,328)	(3,045)
Class R-4	34,995	2,749	9,909	806	(63,380)	(4,939)	(18,476)	(1,384)
Class R-5E	24,599	1,930	5,211	426	(41,912)	(3,290)	(12,102)	(934)
Class R-5	5,068	394	3,503	283	(20,476)	(1,569)	(11,905)	(892)
Class R-6	568,135	44,234	166,079	13,481	(1,113,021)	(86,079)	(378,807)	(28,364)
Total net increase (decrease)	$747,467	58,297	$250,549	20,369	$(1,540,725)	(119,506)	$(542,709)	(40,840)
Refer to the end of the table(s) for footnote(s).

68	American Funds Target Date Retirement Series

2010 Fund
	Sales*		Reinvestments of distributions		Repurchases*		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended April 30, 2026
Class A	$22,275	1,764	$33,932	2,765	$(43,121)	(3,425)	$13,086	1,104
Class C	883	71	793	66	(2,028)	(163)	(352)	(26)
Class T	—	—	—	—	—	—	—	—
Class F-1	3,104	249	981	81	(2,833)	(230)	1,252	100
Class F-2	5,043	400	2,926	239	(4,810)	(382)	3,159	257
Class F-3	1,812	145	695	57	(659)	(53)	1,848	149
Class R-1	99	8	112	9	(371)	(30)	(160)	(13)
Class R-2	6,651	532	4,440	367	(11,892)	(967)	(801)	(68)
Class R-2E	3,235	264	2,308	191	(6,880)	(557)	(1,337)	(102)
Class R-3	20,149	1,600	10,442	856	(31,162)	(2,478)	(571)	(22)
Class R-4	13,276	1,058	10,935	892	(36,299)	(2,883)	(12,088)	(933)
Class R-5E	7,841	628	4,893	401	(21,806)	(1,727)	(9,072)	(698)
Class R-5	2,948	234	2,735	222	(4,238)	(336)	1,445	120
Class R-6	315,308	25,038	177,263	14,411	(484,738)	(38,389)	7,833	1,060
Total net increase (decrease)	$402,624	31,991	$252,455	20,557	$(650,837)	(51,620)	$4,242	928
Year ended October 31, 2025
Class A	$38,235	3,126	$25,538	2,190	$(87,914)	(7,215)	$(24,141)	(1,899)
Class C	1,630	136	688	60	(6,228)	(521)	(3,910)	(325)
Class T	—	—	—	—	—	—	—	—
Class F-1	6,028	504	607	53	(3,609)	(307)	3,026	250
Class F-2	10,234	841	2,073	178	(11,688)	(969)	619	50
Class F-3	2,031	167	497	43	(3,050)	(247)	(522)	(37)
Class R-1	334	27	115	10	(1,270)	(104)	(821)	(67)
Class R-2	15,318	1,274	3,046	264	(21,503)	(1,789)	(3,139)	(251)
Class R-2E	8,520	724	1,896	165	(15,007)	(1,256)	(4,591)	(367)
Class R-3	48,564	4,015	7,639	659	(63,303)	(5,210)	(7,100)	(536)
Class R-4	46,808	3,842	8,824	757	(92,934)	(7,616)	(37,302)	(3,017)
Class R-5E	26,626	2,195	4,457	384	(45,175)	(3,682)	(14,092)	(1,103)
Class R-5	6,479	529	2,302	196	(15,248)	(1,240)	(6,467)	(515)
Class R-6	675,315	55,279	138,766	11,871	(1,022,601)	(83,508)	(208,520)	(16,358)
Total net increase (decrease)	$886,122	72,659	$196,448	16,830	$(1,389,530)	(113,664)	$(306,960)	(24,175)
*
Includes exchanges between share classes of the fund.
†
Amount less than one thousand.

American Funds Target Date Retirement Series	69

Financial highlights
2070 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$12.93	$.09	$.79	$.88	$(.08 )	$(.13 )	$(.21 )	$13.60	6.95%[8]	$68	.40%[9]	.39%[9]	.77%[9]	1.42%[9]
10/31/2025	10.84	.09	2.07	2.16	(.07 )	— [10]	(.07 )	12.93	20.03	40.39		.39	.77	.76
10/31/2024[6,11]	10.00	.03	.81	.84	—	—	—	10.84	8.40 [8]	5	.39 [9]	.39 [9]	.78 [9]	.63 [9]
Class C:
4/30/2026[6,7]	12.84	.04	.78	.82	(.03 )	(.13 )	(.16 )	13.50	6.50 [8]	3	1.10 [9]	1.09 [9]	1.47 [9]	.66 [9]
10/31/2025	10.81	— [10]	2.08	2.08	(.05 )	— [10]	(.05 )	12.84	19.35	2	1.08	1.08	1.46	(.01 )
10/31/2024[6,11]	10.00	— [10]	.81	.81	—	—	—	10.81	8.10 [8,12]	— [13]	.92 [9,12]	.91 [9,12]	1.30 [9,12]	.08 [9,12]
Class T:
4/30/2026[6,7]	12.98	.12	.79	.91	(.10 )	(.13 )	(.23 )	13.66	— [8,12,14]	— [13]	.10 [9,12]	.09 [9,12]	.47 [9,12]	1.88 [9,12]
10/31/2025	10.85	.16	2.04	2.20	(.07 )	— [10]	(.07 )	12.98	20.43 [12]	— [13]	.09 [12]	.09 [12]	.47 [12]	1.36 [12]
10/31/2024[6,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8,12]	— [13]	.09 [9,12]	.09 [9,12]	.48 [9,12]	.99 [9,12]
Class F-1:
4/30/2026[6,7]	12.96	.04	.85	.89	(.10 )	(.13 )	(.23 )	13.62	6.97 [8]	4	.36 [9]	.35 [9]	.73 [9]	.69 [9]
10/31/2025	10.85	.08	2.10	2.18	(.07 )	— [10]	(.07 )	12.96	20.23	— [13]	.28	.28	.66	.68
10/31/2024[6,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8,12]	— [13]	.12 [9,12]	.11 [9,12]	.50 [9,12]	.97 [9,12]
Class F-2:
4/30/2026[6,7]	12.98	.11	.80	.91	(.11 )	(.13 )	(.24 )	13.65	7.12 [8]	5	.11 [9]	.10 [9]	.48 [9]	1.74 [9]
10/31/2025	10.85	.12	2.09	2.21	(.08 )	— [10]	(.08 )	12.98	20.48	3.08		.08	.46	.99
10/31/2024[6,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8]	— [13]	.08 [9]	.07 [9]	.46 [9]	1.02 [9]
Class F-3:
4/30/2026[6,7]	12.99	.07	.84	.91	(.11 )	(.13 )	(.24 )	13.66	7.16 [8]	3	.03 [9]	.01 [9]	.39 [9]	1.01 [9]
10/31/2025	10.86	.16	2.05	2.21	(.08 )	— [10]	(.08 )	12.99	20.47	— [13]	.01	.01	.39	1.31
10/31/2024[6,11]	10.00	.06	.80	.86	—	—	—	10.86	8.60 [8]	— [13]	.02 [9]	.01 [9]	.40 [9]	1.07 [9]
Class R-1:
4/30/2026[6,7]	12.94	.07	.80	.87	(.07 )	(.13 )	(.20 )	13.61	6.84 [8,12]	— [13]	.74 [9,12]	.73 [9,12]	1.11 [9,12]	1.15 [9,12]
10/31/2025	10.85	.10	2.06	2.16	(.07 )	— [10]	(.07 )	12.94	20.05 [12]	— [13]	.45 [12]	.45 [12]	.83 [12]	.84 [12]
10/31/2024[6,11]	10.00	.05	.80	.85	—	—	—	10.85	8.50 [8,12]	— [13]	.11 [9,12]	.10 [9,12]	.49 [9,12]	.98 [9,12]
Class R-2:
4/30/2026[6,7]	12.83	.05	.78	.83	(.03 )	(.13 )	(.16 )	13.50	6.60 [8]	32	1.13 [9]	1.12 [9]	1.50 [9]	.75 [9]
10/31/2025	10.81	.01	2.05	2.06	(.04 )	— [10]	(.04 )	12.83	19.16	21	1.12	1.12	1.50	.06
10/31/2024[6,11]	10.00	(.01 )	.82	.81	—	—	—	10.81	8.10 [8]	4	1.09 [9]	1.08 [9]	1.47 [9]	(.18 )[9]
Class R-2E:
4/30/2026[6,7]	12.87	.07	.78	.85	(.04 )	(.13 )	(.17 )	13.55	6.70 [8]	6	.82 [9]	.81 [9]	1.19 [9]	1.10 [9]
10/31/2025	10.82	.07	2.05	2.12	(.07 )	— [10]	(.07 )	12.87	19.67	4.80		.80	1.18	.57
10/31/2024[6,11]	10.00	— [10]	.82	.82	—	—	—	10.82	8.20 [8]	— [13]	.79 [9]	.79 [9]	1.18 [9]	.02 [9]
Class R-3:
4/30/2026[6,7]	12.89	.07	.79	.86	(.06 )	(.13 )	(.19 )	13.56	6.80 [8]	55	.67 [9]	.66 [9]	1.04 [9]	1.15 [9]
10/31/2025	10.82	.06	2.07	2.13	(.06 )	— [10]	(.06 )	12.89	19.78	33.65		.65	1.03	.49
10/31/2024[6,11]	10.00	.01	.81	.82	—	—	—	10.82	8.20 [8]	5	.69 [9]	.69 [9]	1.08 [9]	.21 [9]
Class R-4:
4/30/2026[6,7]	12.94	.10	.79	.89	(.09 )	(.13 )	(.22 )	13.61	6.98 [8]	27	.37 [9]	.37 [9]	.75 [9]	1.49 [9]
10/31/2025	10.84	.08	2.09	2.17	(.07 )	— [10]	(.07 )	12.94	20.12	16.35		.35	.73	.68
10/31/2024[6,11]	10.00	.04	.80	.84	—	—	—	10.84	8.40 [8]	1	.38 [9]	.38 [9]	.77 [9]	.66 [9]
Class R-5E:
4/30/2026[6,7]	12.97	.11	.79	.90	(.10 )	(.13 )	(.23 )	13.64	7.10 [8]	36	.17 [9]	.16 [9]	.54 [9]	1.70 [9]
10/31/2025	10.85	.12	2.07	2.19	(.07 )	— [10]	(.07 )	12.97	20.36	20.15		.15	.53	.97
10/31/2024[6,11]	10.00	.04	.81	.85	—	—	—	10.85	8.50 [8]	2	.17 [9]	.17 [9]	.56 [9]	.77 [9]
Class R-5:
4/30/2026[6,7]	12.98	.12	.79	.91	(.11 )	(.13 )	(.24 )	13.65	7.14 [8]	7	.07 [9]	.06 [9]	.44 [9]	1.83 [9]
10/31/2025	10.85	.14	2.07	2.21	(.08 )	— [10]	(.08 )	12.98	20.48	5.06		.06	.44	1.16
10/31/2024[6,11]	10.00	.03	.82	.85	—	—	—	10.85	8.50 [8]	1	.06 [9]	.06 [9]	.45 [9]	.63 [9]
Refer to the end of the table(s) for footnote(s).

70	American Funds Target Date Retirement Series

Financial highlights (continued)
2070 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-6:
4/30/2026[6,7]	$12.99	$.11	$.80	$.91	$(.11 )	$(.13 )	$(.24 )	$13.66	7.16%[8]	$401	.02%[9]	.02%[9]	.40%[9]	1.74%[9]
10/31/2025	10.86	.13	2.08	2.21	(.08 )	— [10]	(.08 )	12.99	20.48	190.01		.01	.39	1.07
10/31/2024[6,11]	10.00	.05	.81	.86	—	—	—	10.86	8.60 [8]	8	.01 [9]	.01 [9]	.40 [9]	.89 [9]
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	71

Financial highlights (continued)
2065 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$20.66	$.16	$1.24	$1.40	$(.11 )	$(.77 )	$(.88 )	$21.18	7.00%[8]	$650	.35%[9]	.35%[9]	.73%[9]	1.57%[9]
10/31/2025	17.64	.19	3.27	3.46	(.15 )	(.29 )	(.44 )	20.66	20.01	552.35		.35	.73	1.04
10/31/2024	13.71	.19	4.00	4.19	(.16 )	(.10 )	(.26 )	17.64	30.88	361.36		.36	.73	1.16
10/31/2023	13.07	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.71	8.67	194.39		.39	.77	1.05
10/31/2022	16.94	.11	(3.76)	(3.65)	(.09 )	(.13 )	(.22 )	13.07	(21.75)	104.39		.39	.76	.78
10/31/2021	12.66	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.94	34.61	54.44		.40	.77	.60
Class C:
4/30/2026[6,7]	20.30	.08	1.22	1.30	—	(.77 )	(.77 )	20.83	6.58 [8]	45	1.09 [9]	1.09 [9]	1.47 [9]	.83 [9]
10/31/2025	17.36	.06	3.21	3.27	(.04 )	(.29 )	(.33 )	20.30	19.16	39	1.09	1.09	1.47	.32
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.93	26	1.10	1.10	1.47	.43
10/31/2023	12.93	.04	.96	1.00	— [10]	(.41 )	(.41 )	13.52	7.91	14	1.10	1.10	1.48	.32
10/31/2022	16.80	.01	(3.73)	(3.72)	(.02 )	(.13 )	(.15 )	12.93	(22.33)	7	1.09	1.09	1.46	.07
10/31/2021	12.63	(.01 )	4.25	4.24	(.06 )	(.01 )	(.07 )	16.80	33.63	4	1.12	1.09	1.46	(.09 )
Class T:
4/30/2026[6,7]	20.84	.19	1.25	1.44	(.16 )	(.77 )	(.93 )	21.35	— [8,12]	— [13]	.09 [9,12]	.09 [9,12]	.47 [9,12]	1.90 [9,12]
10/31/2025	17.78	.25	3.28	3.53	(.18 )	(.29 )	(.47 )	20.84	20.33 [12]	— [13]	.09 [12]	.09 [12]	.47 [12]	1.37 [12]
10/31/2024	13.81	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.78	31.25 [12]	— [13]	.10 [12]	.10 [12]	.47 [12]	1.52 [12]
10/31/2023	13.15	.21	.95	1.16	(.09 )	(.41 )	(.50 )	13.81	9.09 [12]	— [13]	.06 [12]	.06 [12]	.44 [12]	1.47 [12]
10/31/2022	17.01	.17	(3.79)	(3.62)	(.11 )	(.13 )	(.24 )	13.15	(21.57)[12]	— [13]	.08 [12]	.08 [12]	.45 [12]	1.14 [12]
10/31/2021	12.69	.16	4.27	4.43	(.10 )	(.01 )	(.11 )	17.01	35.01 [12]	— [13]	.24 [12]	.11 [12]	.48 [12]	1.02 [12]
Class F-1:
4/30/2026[6,7]	20.71	.15	1.25	1.40	(.11 )	(.77 )	(.88 )	21.23	6.97 [8]	9	.39 [9]	.39 [9]	.77 [9]	1.49 [9]
10/31/2025	17.68	.18	3.28	3.46	(.14 )	(.29 )	(.43 )	20.71	20.00	8.36		.36	.74	.99
10/31/2024	13.74	.19	4.01	4.20	(.16 )	(.10 )	(.26 )	17.68	30.84	4.37		.37	.74	1.18
10/31/2023	13.09	.15	.98	1.13	(.07 )	(.41 )	(.48 )	13.74	8.82	3.37		.37	.75	1.08
10/31/2022	16.96	.12	(3.78)	(3.66)	(.08 )	(.13 )	(.21 )	13.09	(21.83)	2.37		.37	.74	.81
10/31/2021	12.68	.11	4.27	4.38	(.09 )	(.01 )	(.10 )	16.96	34.73	1.42		.37	.74	.67
Class F-2:
4/30/2026[6,7]	20.81	.18	1.26	1.44	(.16 )	(.77 )	(.93 )	21.32	7.13 [8]	44	.10 [9]	.10 [9]	.48 [9]	1.81 [9]
10/31/2025	17.76	.24	3.29	3.53	(.19 )	(.29 )	(.48 )	20.81	20.31	37.09		.09	.47	1.30
10/31/2024	13.80	.24	4.01	4.25	(.19 )	(.10 )	(.29 )	17.76	31.19	24.10		.10	.47	1.43
10/31/2023	13.14	.19	.98	1.17	(.10 )	(.41 )	(.51 )	13.80	9.11	13.10		.10	.48	1.32
10/31/2022	17.01	.16	(3.78)	(3.62)	(.12 )	(.13 )	(.25 )	13.14	(21.59)	6.09		.09	.46	1.08
10/31/2021	12.69	.15	4.27	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	3.12		.10	.47	.91
Class F-3:
4/30/2026[6,7]	20.86	.20	1.24	1.44	(.17 )	(.77 )	(.94 )	21.36	7.14 [8]	3	.02 [9]	.02 [9]	.40 [9]	1.96 [9]
10/31/2025	17.79	.24	3.32	3.56	(.20 )	(.29 )	(.49 )	20.86	20.48	2.01		.01	.39	1.28
10/31/2024	13.82	.26	4.01	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	1.01		.01	.38	1.56
10/31/2023	13.16	.21	.96	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1.01		.01	.39	1.48
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	— [13]	.01	.01	.38	1.18
10/31/2021	12.69	.17	4.27	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	— [13]	.10	.03	.40	1.08
Class R-1:
4/30/2026[6,7]	20.49	.08	1.23	1.31	—	(.77 )	(.77 )	21.03	6.57 [8]	2	1.11 [9]	1.11 [9]	1.49 [9]	.82 [9]
10/31/2025	17.49	.06	3.24	3.30	(.01 )	(.29 )	(.30 )	20.49	19.15	2	1.11	1.11	1.49	.31
10/31/2024	13.61	.08	3.96	4.04	(.06 )	(.10 )	(.16 )	17.49	29.92	1	1.09	1.09	1.46	.48
10/31/2023	13.01	.05	.96	1.01	—	(.41 )	(.41 )	13.61	7.93	1	1.09	1.09	1.47	.38
10/31/2022	16.91	.02	(3.76)	(3.74)	(.03 )	(.13 )	(.16 )	13.01	(22.34)	1	1.08	1.08	1.45	.14
10/31/2021	12.69	(.04 )	4.36	4.32	(.09 )	(.01 )	(.10 )	16.91	34.17	1	1.06	1.06	1.43	(.22 )
Refer to the end of the table(s) for footnote(s).

72	American Funds Target Date Retirement Series

Financial highlights (continued)
2065 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2,3]	Net assets, end of year (in millions)	Ratio of expenses to average net assets before waivers/ reimburse- ments[4]	Ratio of expenses to average net assets after waivers/ reimburse- ments[3,4]	Net effective expense ratio[3,5]	Ratio of net income (loss) to average net assets[3]
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$20.30	$.08	$1.22	$1.30	$—	$(.77 )	$(.77 )	$20.83	6.58%[8]	$292	1.12%[9]	1.12%[9]	1.50%[9]	.82%[9]
10/31/2025	17.36	.06	3.20	3.26	(.03 )	(.29 )	(.32 )	20.30	19.11	260	1.10	1.10	1.48	.32
10/31/2024	13.52	.07	3.95	4.02	(.08 )	(.10 )	(.18 )	17.36	29.95	189	1.10	1.10	1.47	.42
10/31/2023	12.93	.05	.95	1.00	—	(.41 )	(.41 )	13.52	7.90	103	1.11	1.11	1.49	.35
10/31/2022	16.78	.01	(3.73)	(3.72)	— [10]	(.13 )	(.13 )	12.93	(22.33)	60	1.11	1.11	1.48	.06
10/31/2021	12.61	(.01 )	4.24	4.23	(.05 )	(.01 )	(.06 )	16.78	33.62	38	1.17	1.12	1.49	(.05 )
Class R-2E:
4/30/2026[6,7]	20.47	.11	1.22	1.33	(.03 )	(.77 )	(.80 )	21.00	6.71 [8]	44	.82 [9]	.82 [9]	1.20 [9]	1.11 [9]
10/31/2025	17.50	.10	3.25	3.35	(.09 )	(.29 )	(.38 )	20.47	19.48	39.80		.80	1.18	.56
10/31/2024	13.62	.12	3.98	4.10	(.12 )	(.10 )	(.22 )	17.50	30.35	22.80		.80	1.17	.74
10/31/2023	13.01	.09	.96	1.05	(.03 )	(.41 )	(.44 )	13.62	8.24	12.80		.80	1.18	.63
10/31/2022	16.87	.05	(3.75)	(3.70)	(.03 )	(.13 )	(.16 )	13.01	(22.12)	6.81		.81	1.18	.34
10/31/2021	12.64	.04	4.25	4.29	(.05 )	(.01 )	(.06 )	16.87	34.02	3.87		.82	1.19	.25
Class R-3:
4/30/2026[6,7]	20.54	.13	1.22	1.35	(.06 )	(.77 )	(.83 )	21.06	6.77 [8]	427	.66 [9]	.66 [9]	1.04 [9]	1.27 [9]
10/31/2025	17.54	.14	3.25	3.39	(.10 )	(.29 )	(.39 )	20.54	19.73	367.65		.65	1.03	.74
10/31/2024	13.65	.14	3.98	4.12	(.13 )	(.10 )	(.23 )	17.54	30.46	239.66		.66	1.03	.87
10/31/2023	13.03	.11	.96	1.07	(.04 )	(.41 )	(.45 )	13.65	8.40	128.66		.66	1.04	.78
10/31/2022	16.89	.07	(3.75)	(3.68)	(.05 )	(.13 )	(.18 )	13.03	(22.00)	67.66		.66	1.03	.51
10/31/2021	12.64	.05	4.27	4.32	(.06 )	(.01 )	(.07 )	16.89	34.29	39.72		.67	1.04	.34
Class R-4:
4/30/2026[6,7]	20.68	.16	1.23	1.39	(.11 )	(.77 )	(.88 )	21.19	6.93 [8]	265	.37 [9]	.37 [9]	.75 [9]	1.54 [9]
10/31/2025	17.65	.19	3.28	3.47	(.15 )	(.29 )	(.44 )	20.68	20.06	226.36		.36	.74	1.03
10/31/2024	13.72	.19	4.00	4.19	(.16 )	(.10 )	(.26 )	17.65	30.89	147.36		.36	.73	1.16
10/31/2023	13.08	.15	.97	1.12	(.07 )	(.41 )	(.48 )	13.72	8.76	78.36		.36	.74	1.09
10/31/2022	16.95	.12	(3.77)	(3.65)	(.09 )	(.13 )	(.22 )	13.08	(21.81)	42.36		.36	.73	.82
10/31/2021	12.67	.10	4.27	4.37	(.08 )	(.01 )	(.09 )	16.95	34.63	24.42		.38	.75	.65
Class R-5E:
4/30/2026[6,7]	20.78	.18	1.24	1.42	(.15 )	(.77 )	(.92 )	21.28	7.03 [8]	263	.16 [9]	.16 [9]	.54 [9]	1.74 [9]
10/31/2025	17.73	.23	3.29	3.52	(.18 )	(.29 )	(.47 )	20.78	20.30	215.15		.15	.53	1.24
10/31/2024	13.78	.23	4.01	4.24	(.19 )	(.10 )	(.29 )	17.73	31.10	141.15		.15	.52	1.35
10/31/2023	13.13	.18	.97	1.15	(.09 )	(.41 )	(.50 )	13.78	9.00	69.16		.16	.54	1.27
10/31/2022	16.99	.14	(3.76)	(3.62)	(.11 )	(.13 )	(.24 )	13.13	(21.60)	32.16		.16	.53	1.01
10/31/2021	12.68	.14	4.27	4.41	(.09 )	(.01 )	(.10 )	16.99	34.90	16.22		.17	.54	.85
Class R-5:
4/30/2026[6,7]	20.83	.19	1.25	1.44	(.16 )	(.77 )	(.93 )	21.34	7.15 [8]	74	.07 [9]	.07 [9]	.45 [9]	1.87 [9]
10/31/2025	17.77	.26	3.28	3.54	(.19 )	(.29 )	(.48 )	20.83	20.40	67.06		.06	.44	1.37
10/31/2024	13.80	.25	4.02	4.27	(.20 )	(.10 )	(.30 )	17.77	31.30	48.06		.06	.43	1.50
10/31/2023	13.15	.19	.97	1.16	(.10 )	(.41 )	(.51 )	13.80	9.05	25.06		.06	.44	1.38
10/31/2022	17.01	.16	(3.77)	(3.61)	(.12 )	(.13 )	(.25 )	13.15	(21.53)	13.06		.06	.43	1.11
10/31/2021	12.69	.16	4.26	4.42	(.09 )	(.01 )	(.10 )	17.01	34.99	7.12		.08	.45	.98
Class R-6:
4/30/2026[6,7]	20.85	.19	1.26	1.45	(.17 )	(.77 )	(.94 )	21.36	7.19 [8]	4,851	.02 [9]	.02 [9]	.40 [9]	1.89 [9]
10/31/2025	17.79	.26	3.29	3.55	(.20 )	(.29 )	(.49 )	20.85	20.42	4,069.01		.01	.39	1.37
10/31/2024	13.82	.24	4.03	4.27	(.20 )	(.10 )	(.30 )	17.79	31.30	2,456.01		.01	.38	1.46
10/31/2023	13.16	.20	.97	1.17	(.10 )	(.41 )	(.51 )	13.82	9.17	1,045.01		.01	.39	1.40
10/31/2022	17.02	.17	(3.77)	(3.60)	(.13 )	(.13 )	(.26 )	13.16	(21.49)	430.01		.01	.38	1.15
10/31/2021	12.69	.15	4.29	4.44	(.10 )	(.01 )	(.11 )	17.02	35.09	194.07		.03	.40	.95
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	73

Financial highlights (continued)
2060 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6]	$21.12	$.17	$1.25	$1.42	$(.11 )	$(.97 )	$(1.08)	$21.46	6.98%[8]	$1,634	.32%[9]	.70%[9]	1.62%[9]
10/31/2025	18.12	.21	3.34	3.55	(.16 )	(.39 )	(.55 )	21.12	20.07	1,491.34		.72	1.09
10/31/2024	14.14	.21	4.10	4.31	(.18 )	(.15 )	(.33 )	18.12	30.87	1,154.35		.72	1.23
10/31/2023	13.81	.16	1.00	1.16	(.07 )	(.76 )	(.83 )	14.14	8.75	791.35		.73	1.14
10/31/2022	18.27	.14	(3.98)	(3.84)	(.13 )	(.49 )	(.62 )	13.81	(21.77)	604.34		.71	.88
10/31/2021	13.92	.13	4.62	4.75	(.09 )	(.31 )	(.40 )	18.27	34.65	619.34		.71	.77
Class C:
4/30/2026[6]	20.58	.09	1.22	1.31	—	(.97 )	(.97 )	20.92	6.58 [8]	127	1.07 [9]	1.45 [9]	.88 [9]
10/31/2025	17.67	.07	3.26	3.33	(.03 )	(.39 )	(.42 )	20.58	19.22	123	1.08	1.46	.37
10/31/2024	13.81	.09	4.00	4.09	(.08 )	(.15 )	(.23 )	17.67	29.87	107	1.08	1.45	.52
10/31/2023	13.53	.06	.98	1.04	—	(.76 )	(.76 )	13.81	7.95	82	1.09	1.47	.41
10/31/2022	17.92	.02	(3.91)	(3.89)	(.01 )	(.49 )	(.50 )	13.53	(22.34)	67	1.08	1.45	.14
10/31/2021	13.68	.01	4.54	4.55	—	(.31 )	(.31 )	17.92	33.66	75	1.08	1.45	.04
Class T:
4/30/2026[6]	21.26	.20	1.26	1.46	(.16 )	(.97 )	(1.13)	21.59	7.12 [8,12]	— [13]	.09 [9,12]	.47 [9,12]	1.91 [9,12]
10/31/2025	18.23	.26	3.36	3.62	(.20 )	(.39 )	(.59 )	21.26	20.38 [12]	— [13]	.09 [12]	.47 [12]	1.37 [12]
10/31/2024	14.23	.26	4.11	4.37	(.22 )	(.15 )	(.37 )	18.23	31.14 [12]	— [13]	.10 [12]	.47 [12]	1.52 [12]
10/31/2023	13.88	.22	1.00	1.22	(.11 )	(.76 )	(.87 )	14.23	9.12 [12]	— [13]	.06 [12]	.44 [12]	1.49 [12]
10/31/2022	18.34	.18	(3.99)	(3.81)	(.16 )	(.49 )	(.65 )	13.88	(21.55)[12]	— [13]	.08 [12]	.45 [12]	1.15 [12]
10/31/2021	13.97	.17	4.62	4.79	(.11 )	(.31 )	(.42 )	18.34	34.86 [12]	— [13]	.15 [12]	.52 [12]	.99 [12]
Class F-1:
4/30/2026[6]	21.14	.16	1.26	1.42	(.11 )	(.97 )	(1.08)	21.48	6.94 [8]	53	.38 [9]	.76 [9]	1.53 [9]
10/31/2025	18.13	.20	3.34	3.54	(.14 )	(.39 )	(.53 )	21.14	20.03	46.37		.75	1.08
10/31/2024	14.14	.21	4.10	4.31	(.17 )	(.15 )	(.32 )	18.13	30.88	38.37		.74	1.26
10/31/2023	13.80	.17	.99	1.16	(.06 )	(.76 )	(.82 )	14.14	8.75	33.37		.75	1.15
10/31/2022	18.27	.13	(3.98)	(3.85)	(.13 )	(.49 )	(.62 )	13.80	(21.83)	30.38		.75	.84
10/31/2021	13.93	.12	4.62	4.74	(.09 )	(.31 )	(.40 )	18.27	34.57	31.37		.74	.73
Class F-2:
4/30/2026[6]	21.30	.19	1.27	1.46	(.16 )	(.97 )	(1.13)	21.63	7.10 [8]	130	.10 [9]	.48 [9]	1.83 [9]
10/31/2025	18.27	.25	3.37	3.62	(.20 )	(.39 )	(.59 )	21.30	20.34	115.09		.47	1.33
10/31/2024	14.25	.25	4.14	4.39	(.22 )	(.15 )	(.37 )	18.27	31.20	88.10		.47	1.48
10/31/2023	13.91	.20	1.00	1.20	(.10 )	(.76 )	(.86 )	14.25	9.01	58.10		.48	1.40
10/31/2022	18.39	.17	(3.99)	(3.82)	(.17 )	(.49 )	(.66 )	13.91	(21.57)	48.09		.46	1.12
10/31/2021	14.00	.17	4.65	4.82	(.12 )	(.31 )	(.43 )	18.39	35.02	55.09		.46	1.00
Class F-3:
4/30/2026[6]	21.28	.20	1.26	1.46	(.17 )	(.97 )	(1.14)	21.60	7.14 [8]	18	.01 [9]	.39 [9]	1.92 [9]
10/31/2025	18.24	.28	3.36	3.64	(.21 )	(.39 )	(.60 )	21.28	20.52	16.01		.39	1.47
10/31/2024	14.23	.28	4.11	4.39	(.23 )	(.15 )	(.38 )	18.24	31.28	12.01		.38	1.64
10/31/2023	13.89	.20	1.02	1.22	(.12 )	(.76 )	(.88 )	14.23	9.13	10.01		.39	1.35
10/31/2022	18.36	.18	(3.98)	(3.80)	(.18 )	(.49 )	(.67 )	13.89	(21.49)	4.01		.38	1.20
10/31/2021	13.98	.18	4.64	4.82	(.13 )	(.31 )	(.44 )	18.36	35.08	3.01		.38	1.07
Class R-1:
4/30/2026[6]	20.61	.08	1.23	1.31	—	(.97 )	(.97 )	20.95	6.57 [8]	15	1.11 [9]	1.49 [9]	.83 [9]
10/31/2025	17.70	.06	3.27	3.33	(.03 )	(.39 )	(.42 )	20.61	19.18	13	1.10	1.48	.32
10/31/2024	13.84	.09	4.01	4.10	(.09 )	(.15 )	(.24 )	17.70	29.87	10	1.10	1.47	.52
10/31/2023	13.56	.05	.99	1.04	—	(.76 )	(.76 )	13.84	7.94	7	1.11	1.49	.37
10/31/2022	17.98	.01	(3.92)	(3.91)	(.02 )	(.49 )	(.51 )	13.56	(22.36)	6	1.10	1.47	.09
10/31/2021	13.74	— [10]	4.56	4.56	(.01 )	(.31 )	(.32 )	17.98	33.60	6	1.11	1.48	(.01 )
Refer to the end of the table(s) for footnote(s).

74	American Funds Target Date Retirement Series

Financial highlights (continued)
2060 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6]	$20.55	$.08	$1.22	$1.30	$—	$(.97 )	$(.97 )	$20.88	6.54%[8]	$588	1.11%[9]	1.49%[9]	.84%[9]
10/31/2025	17.65	.06	3.26	3.32	(.03 )	(.39 )	(.42 )	20.55	19.19	550	1.10	1.48	.34
10/31/2024	13.80	.08	4.00	4.08	(.08 )	(.15 )	(.23 )	17.65	29.83	450	1.10	1.47	.50
10/31/2023	13.52	.06	.98	1.04	—	(.76 )	(.76 )	13.80	7.96	326	1.11	1.49	.40
10/31/2022	17.91	.02	(3.92)	(3.90)	— [10]	(.49 )	(.49 )	13.52	(22.38)	269	1.11	1.48	.11
10/31/2021	13.68	— [10]	4.54	4.54	—	(.31 )	(.31 )	17.91	33.58	304	1.11	1.48	.02
Class R-2E:
4/30/2026[6]	20.79	.11	1.24	1.35	(.02 )	(.97 )	(.99 )	21.15	6.73 [8]	142	.81 [9]	1.19 [9]	1.13 [9]
10/31/2025	17.85	.11	3.30	3.41	(.08 )	(.39 )	(.47 )	20.79	19.53	140.80		1.18	.61
10/31/2024	13.95	.13	4.04	4.17	(.12 )	(.15 )	(.27 )	17.85	30.24	107.80		1.17	.80
10/31/2023	13.63	.10	.99	1.09	(.01 )	(.76 )	(.77 )	13.95	8.27	76.81		1.19	.72
10/31/2022	18.05	.06	(3.94)	(3.88)	(.05 )	(.49 )	(.54 )	13.63	(22.14)	61.81		1.18	.42
10/31/2021	13.77	.05	4.58	4.63	(.04 )	(.31 )	(.35 )	18.05	34.05	68.81		1.18	.30
Class R-3:
4/30/2026[6]	20.90	.13	1.24	1.37	(.05 )	(.97 )	(1.02)	21.25	6.80 [8]	942	.66 [9]	1.04 [9]	1.29 [9]
10/31/2025	17.94	.15	3.30	3.45	(.10 )	(.39 )	(.49 )	20.90	19.68	861.65		1.03	.77
10/31/2024	14.01	.16	4.06	4.22	(.14 )	(.15 )	(.29 )	17.94	30.47	661.65		1.02	.94
10/31/2023	13.68	.12	1.00	1.12	(.03 )	(.76 )	(.79 )	14.01	8.48	483.66		1.04	.84
10/31/2022	18.12	.09	(3.96)	(3.87)	(.08 )	(.49 )	(.57 )	13.68	(22.07)	368.66		1.03	.56
10/31/2021	13.82	.08	4.58	4.66	(.05 )	(.31 )	(.36 )	18.12	34.22	383.66		1.03	.45
Class R-4:
4/30/2026[6]	21.13	.16	1.27	1.43	(.11 )	(.97 )	(1.08)	21.48	6.99 [8]	825	.36 [9]	.74 [9]	1.59 [9]
10/31/2025	18.13	.20	3.34	3.54	(.15 )	(.39 )	(.54 )	21.13	20.04	791.36		.74	1.08
10/31/2024	14.15	.21	4.10	4.31	(.18 )	(.15 )	(.33 )	18.13	30.85	632.36		.73	1.23
10/31/2023	13.81	.16	1.01	1.17	(.07 )	(.76 )	(.83 )	14.15	8.78	438.36		.74	1.13
10/31/2022	18.27	.13	(3.98)	(3.85)	(.12 )	(.49 )	(.61 )	13.81	(21.79)	327.36		.73	.87
10/31/2021	13.92	.12	4.62	4.74	(.08 )	(.31 )	(.39 )	18.27	34.57	381.36		.73	.73
Class R-5E:
4/30/2026[6]	21.19	.18	1.26	1.44	(.14 )	(.97 )	(1.11)	21.52	7.07 [8]	592	.16 [9]	.54 [9]	1.77 [9]
10/31/2025	18.18	.24	3.35	3.59	(.19 )	(.39 )	(.58 )	21.19	20.27	536.15		.53	1.28
10/31/2024	14.18	.24	4.12	4.36	(.21 )	(.15 )	(.36 )	18.18	31.15	421.15		.52	1.44
10/31/2023	13.85	.19	1.00	1.19	(.10 )	(.76 )	(.86 )	14.18	8.92	289.16		.54	1.33
10/31/2022	18.31	.16	(3.98)	(3.82)	(.15 )	(.49 )	(.64 )	13.85	(21.61)	207.16		.53	1.04
10/31/2021	13.95	.16	4.63	4.79	(.12 )	(.31 )	(.43 )	18.31	34.87	187.16		.53	.95
Class R-5:
4/30/2026[6]	21.36	.19	1.27	1.46	(.16 )	(.97 )	(1.13)	21.69	7.12 [8]	226	.06 [9]	.44 [9]	1.87 [9]
10/31/2025	18.31	.26	3.38	3.64	(.20 )	(.39 )	(.59 )	21.36	20.44	201.06		.44	1.37
10/31/2024	14.28	.26	4.14	4.40	(.22 )	(.15 )	(.37 )	18.31	31.25	159.06		.43	1.55
10/31/2023	13.94	.21	1.00	1.21	(.11 )	(.76 )	(.87 )	14.28	9.03	113.06		.44	1.45
10/31/2022	18.42	.18	(4.00)	(3.82)	(.17 )	(.49 )	(.66 )	13.94	(21.51)	95.06		.43	1.16
10/31/2021	14.03	.18	4.65	4.83	(.13 )	(.31 )	(.44 )	18.42	34.97	106.06		.43	1.05
Class R-6:
4/30/2026[6]	21.39	.20	1.26	1.46	(.17 )	(.97 )	(1.14)	21.71	7.10 [8]	14,834	.01 [9]	.39 [9]	1.92 [9]
10/31/2025	18.33	.27	3.39	3.66	(.21 )	(.39 )	(.60 )	21.39	20.53	13,505.01		.39	1.42
10/31/2024	14.30	.26	4.15	4.41	(.23 )	(.15 )	(.38 )	18.33	31.26	10,467.01		.38	1.54
10/31/2023	13.95	.21	1.02	1.23	(.12 )	(.76 )	(.88 )	14.30	9.16	6,309.01		.39	1.46
10/31/2022	18.44	.19	(4.01)	(3.82)	(.18 )	(.49 )	(.67 )	13.95	(21.51)	4,166.01		.38	1.20
10/31/2021	14.04	.19	4.65	4.84	(.13 )	(.31 )	(.44 )	18.44	35.07	3,763.01		.38	1.09
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	75

Financial highlights (continued)
2055 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6]	$31.03	$.25	$1.83	$2.08	$(.17 )	$(1.53)	$(1.70)	$31.41	6.95%[8]	$2,359	.32%[9]	.69%[9]	1.66%[9]
10/31/2025	26.68	.31	4.88	5.19	(.25 )	(.59 )	(.84 )	31.03	19.97	2,172.33		.70	1.12
10/31/2024	20.86	.31	6.03	6.34	(.28 )	(.24 )	(.52 )	26.68	30.76	1,742.34		.71	1.26
10/31/2023	20.52	.25	1.46	1.71	(.12 )	(1.25)	(1.37)	20.86	8.70	1,253.35		.72	1.16
10/31/2022	27.25	.21	(5.85)	(5.64)	(.17 )	(.92 )	(1.09)	20.52	(21.58)	1,023.33		.70	.89
10/31/2021	20.85	.20	6.90	7.10	(.15 )	(.55 )	(.70 )	27.25	34.62	1,143.33		.70	.79
Class C:
4/30/2026[6]	30.06	.14	1.76	1.90	—	(1.53)	(1.53)	30.43	6.54 [8]	135	1.06 [9]	1.43 [9]	.93 [9]
10/31/2025	25.87	.11	4.73	4.84	(.06 )	(.59 )	(.65 )	30.06	19.11	132	1.07	1.44	.41
10/31/2024	20.26	.14	5.83	5.97	(.12 )	(.24 )	(.36 )	25.87	29.76	120	1.07	1.44	.56
10/31/2023	19.99	.09	1.43	1.52	—	(1.25)	(1.25)	20.26	7.92	97	1.08	1.45	.44
10/31/2022	26.59	.04	(5.72)	(5.68)	—	(.92 )	(.92 )	19.99	(22.15)	86	1.07	1.44	.16
10/31/2021	20.39	.01	6.75	6.76	(.01 )	(.55 )	(.56 )	26.59	33.59	103	1.07	1.44	.05
Class T:
4/30/2026[6]	31.15	.30	1.82	2.12	(.24 )	(1.53)	(1.77)	31.50	7.06 [8,12]	— [13]	.08 [9,12]	.45 [9,12]	1.95 [9,12]
10/31/2025	26.77	.39	4.89	5.28	(.31 )	(.59 )	(.90 )	31.15	20.29 [12]	— [13]	.09 [12]	.46 [12]	1.39 [12]
10/31/2024	20.94	.38	6.03	6.41	(.34 )	(.24 )	(.58 )	26.77	31.03 [12]	— [13]	.10 [12]	.47 [12]	1.54 [12]
10/31/2023	20.58	.32	1.46	1.78	(.17 )	(1.25)	(1.42)	20.94	9.05 [12]	— [13]	.06 [12]	.43 [12]	1.51 [12]
10/31/2022	27.30	.27	(5.85)	(5.58)	(.22 )	(.92 )	(1.14)	20.58	(21.36)[12]	— [13]	.08 [12]	.45 [12]	1.16 [12]
10/31/2021	20.89	.25	6.89	7.14	(.18 )	(.55 )	(.73 )	27.30	34.80 [12]	— [13]	.14 [12]	.51 [12]	1.00 [12]
Class F-1:
4/30/2026[6]	30.79	.24	1.81	2.05	(.16 )	(1.53)	(1.69)	31.15	6.90 [8]	90	.39 [9]	.76 [9]	1.61 [9]
10/31/2025	26.48	.30	4.84	5.14	(.24 )	(.59 )	(.83 )	30.79	19.95	85.37		.74	1.09
10/31/2024	20.71	.31	5.97	6.28	(.27 )	(.24 )	(.51 )	26.48	30.71	69.37		.74	1.24
10/31/2023	20.37	.25	1.44	1.69	(.10 )	(1.25)	(1.35)	20.71	8.69	51.37		.74	1.16
10/31/2022	27.06	.20	(5.80)	(5.60)	(.17 )	(.92 )	(1.09)	20.37	(21.61)	46.38		.75	.86
10/31/2021	20.73	.19	6.84	7.03	(.15 )	(.55 )	(.70 )	27.06	34.49	56.37		.74	.74
Class F-2:
4/30/2026[6]	31.12	.28	1.83	2.11	(.23 )	(1.53)	(1.76)	31.47	7.06 [8]	139	.10 [9]	.47 [9]	1.87 [9]
10/31/2025	26.75	.38	4.89	5.27	(.31 )	(.59 )	(.90 )	31.12	20.27	123.09		.46	1.36
10/31/2024	20.91	.38	6.03	6.41	(.33 )	(.24 )	(.57 )	26.75	31.08	101.10		.47	1.51
10/31/2023	20.57	.30	1.46	1.76	(.17 )	(1.25)	(1.42)	20.91	8.94	71.10		.47	1.42
10/31/2022	27.30	.26	(5.84)	(5.58)	(.23 )	(.92 )	(1.15)	20.57	(21.36)	56.09		.46	1.13
10/31/2021	20.89	.26	6.90	7.16	(.20 )	(.55 )	(.75 )	27.30	34.89	58.09		.46	1.02
Class F-3:
4/30/2026[6]	31.21	.30	1.83	2.13	(.26 )	(1.53)	(1.79)	31.55	7.09 [8]	21	.01 [9]	.38 [9]	1.99 [9]
10/31/2025	26.82	.41	4.90	5.31	(.33 )	(.59 )	(.92 )	31.21	20.39	19.01		.38	1.47
10/31/2024	20.97	.40	6.04	6.44	(.35 )	(.24 )	(.59 )	26.82	31.14	16.01		.38	1.61
10/31/2023	20.61	.33	1.46	1.79	(.18 )	(1.25)	(1.43)	20.97	9.13	12.01		.38	1.53
10/31/2022	27.36	.28	(5.86)	(5.58)	(.25 )	(.92 )	(1.17)	20.61	(21.33)	10.01		.38	1.22
10/31/2021	20.93	.28	6.91	7.19	(.21 )	(.55 )	(.76 )	27.36	35.00	12.01		.38	1.10
Class R-1:
4/30/2026[6]	29.82	.13	1.75	1.88	—	(1.53)	(1.53)	30.17	6.53 [8]	18	1.11 [9]	1.48 [9]	.88 [9]
10/31/2025	25.68	.10	4.69	4.79	(.06 )	(.59 )	(.65 )	29.82	19.07	17	1.10	1.47	.37
10/31/2024	20.11	.12	5.81	5.93	(.12 )	(.24 )	(.36 )	25.68	29.78	14	1.10	1.47	.51
10/31/2023	19.86	.08	1.42	1.50	—	(1.25)	(1.25)	20.11	7.87	11	1.10	1.47	.41
10/31/2022	26.43	.03	(5.68)	(5.65)	—	(.92 )	(.92 )	19.86	(22.17)	9	1.10	1.47	.13
10/31/2021	20.31	— [10]	6.72	6.72	(.05 )	(.55 )	(.60 )	26.43	33.58	11	1.11	1.48	.01
Refer to the end of the table(s) for footnote(s).

76	American Funds Target Date Retirement Series

Financial highlights (continued)
2055 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6]	$29.89	$.13	$1.76	$1.89	$—	$(1.53)	$(1.53)	$30.25	6.54%[8]	$906	1.11%[9]	1.48%[9]	.88%[9]
10/31/2025	25.74	.10	4.70	4.80	(.06 )	(.59 )	(.65 )	29.89	19.06	860	1.10	1.47	.37
10/31/2024	20.16	.13	5.82	5.95	(.13 )	(.24 )	(.37 )	25.74	29.76	734	1.10	1.47	.52
10/31/2023	19.90	.09	1.42	1.51	—	(1.25)	(1.25)	20.16	7.90	559	1.11	1.48	.42
10/31/2022	26.49	.03	(5.70)	(5.67)	—	(.92 )	(.92 )	19.90	(22.20)	488	1.11	1.48	.13
10/31/2021	20.32	.01	6.71	6.72	— [10]	(.55 )	(.55 )	26.49	33.53	601	1.10	1.47	.03
Class R-2E:
4/30/2026[6]	30.28	.17	1.78	1.95	(.03 )	(1.53)	(1.56)	30.67	6.68 [8]	209	.81 [9]	1.18 [9]	1.18 [9]
10/31/2025	26.06	.17	4.77	4.94	(.13 )	(.59 )	(.72 )	30.28	19.41	210.80		1.17	.64
10/31/2024	20.41	.21	5.87	6.08	(.19 )	(.24 )	(.43 )	26.06	30.11	169.81		1.18	.86
10/31/2023	20.09	.15	1.43	1.58	(.01 )	(1.25)	(1.26)	20.41	8.22	135.81		1.18	.74
10/31/2022	26.71	.10	(5.74)	(5.64)	(.06 )	(.92 )	(.98 )	20.09	(21.95)	117.81		1.18	.42
10/31/2021	20.47	.08	6.77	6.85	(.06 )	(.55 )	(.61 )	26.71	33.96	144.81		1.18	.32
Class R-3:
4/30/2026[6]	30.52	.20	1.79	1.99	(.08 )	(1.53)	(1.61)	30.90	6.76 [8]	1,468	.66 [9]	1.03 [9]	1.33 [9]
10/31/2025	26.26	.22	4.80	5.02	(.17 )	(.59 )	(.76 )	30.52	19.60	1,368.65		1.02	.81
10/31/2024	20.55	.23	5.94	6.17	(.22 )	(.24 )	(.46 )	26.26	30.34	1,119.65		1.02	.96
10/31/2023	20.22	.18	1.45	1.63	(.05 )	(1.25)	(1.30)	20.55	8.40	828.66		1.03	.86
10/31/2022	26.87	.13	(5.77)	(5.64)	(.09 )	(.92 )	(1.01)	20.22	(21.83)	701.66		1.03	.57
10/31/2021	20.59	.12	6.79	6.91	(.08 )	(.55 )	(.63 )	26.87	34.11	823.66		1.03	.47
Class R-4:
4/30/2026[6]	30.97	.25	1.82	2.07	(.16 )	(1.53)	(1.69)	31.35	6.92 [8]	1,349	.36 [9]	.73 [9]	1.63 [9]
10/31/2025	26.63	.31	4.86	5.17	(.24 )	(.59 )	(.83 )	30.97	19.95	1,327.36		.73	1.10
10/31/2024	20.83	.31	6.01	6.32	(.28 )	(.24 )	(.52 )	26.63	30.71	1,145.36		.73	1.26
10/31/2023	20.48	.25	1.46	1.71	(.11 )	(1.25)	(1.36)	20.83	8.71	855.36		.73	1.16
10/31/2022	27.19	.20	(5.83)	(5.63)	(.16 )	(.92 )	(1.08)	20.48	(21.59)	710.36		.73	.88
10/31/2021	20.81	.19	6.87	7.06	(.13 )	(.55 )	(.68 )	27.19	34.50	925.36		.73	.75
Class R-5E:
4/30/2026[6]	30.97	.27	1.83	2.10	(.22 )	(1.53)	(1.75)	31.32	7.03 [8]	857	.16 [9]	.53 [9]	1.80 [9]
10/31/2025	26.63	.36	4.86	5.22	(.29 )	(.59 )	(.88 )	30.97	20.19	786.15		.52	1.31
10/31/2024	20.82	.36	6.01	6.37	(.32 )	(.24 )	(.56 )	26.63	31.00	641.15		.52	1.45
10/31/2023	20.48	.29	1.45	1.74	(.15 )	(1.25)	(1.40)	20.82	8.91	465.16		.53	1.36
10/31/2022	27.19	.25	(5.83)	(5.58)	(.21 )	(.92 )	(1.13)	20.48	(21.43)	372.15		.52	1.07
10/31/2021	20.81	.24	6.88	7.12	(.19 )	(.55 )	(.74 )	27.19	34.81	403.16		.53	.96
Class R-5:
4/30/2026[6]	31.45	.29	1.84	2.13	(.24 )	(1.53)	(1.77)	31.81	7.05 [8]	413	.06 [9]	.43 [9]	1.92 [9]
10/31/2025	27.02	.39	4.95	5.34	(.32 )	(.59 )	(.91 )	31.45	20.33	383.06		.43	1.40
10/31/2024	21.12	.40	6.08	6.48	(.34 )	(.24 )	(.58 )	27.02	31.10	316.06		.43	1.59
10/31/2023	20.75	.32	1.47	1.79	(.17 )	(1.25)	(1.42)	21.12	9.05	246.06		.43	1.48
10/31/2022	27.54	.27	(5.90)	(5.63)	(.24 )	(.92 )	(1.16)	20.75	(21.38)	220.06		.43	1.16
10/31/2021	21.06	.27	6.96	7.23	(.20 )	(.55 )	(.75 )	27.54	34.97	294.06		.43	1.07
Class R-6:
4/30/2026[6]	31.50	.30	1.86	2.16	(.26 )	(1.53)	(1.79)	31.87	7.12 [8]	22,881	.01 [9]	.38 [9]	1.97 [9]
10/31/2025	27.07	.41	4.94	5.35	(.33 )	(.59 )	(.92 )	31.50	20.35	21,346.01		.38	1.45
10/31/2024	21.15	.40	6.11	6.51	(.35 )	(.24 )	(.59 )	27.07	31.21	17,493.01		.38	1.57
10/31/2023	20.79	.32	1.47	1.79	(.18 )	(1.25)	(1.43)	21.15	9.04	11,403.01		.38	1.49
10/31/2022	27.58	.28	(5.90)	(5.62)	(.25 )	(.92 )	(1.17)	20.79	(21.30)	8,298.01		.38	1.21
10/31/2021	21.09	.28	6.97	7.25	(.21 )	(.55 )	(.76 )	27.58	35.03	8,209.01		.38	1.10
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	77

Financial highlights (continued)
2050 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$24.59	$.21	$1.42	$1.63	$(.16 )	$(1.21)	$(1.37)	$24.85	6.89%[8]	$3,353	.32%[9]	.68%[9]	1.80%[9]
10/31/2025	21.24	.28	3.76	4.04	(.22 )	(.47 )	(.69 )	24.59	19.56	3,135.33		.69	1.25
10/31/2024	16.67	.27	4.74	5.01	(.24 )	(.20 )	(.44 )	21.24	30.43	2,576.34		.70	1.38
10/31/2023	16.47	.21	1.11	1.32	(.12 )	(1.00)	(1.12)	16.67	8.37	1,921.34		.71	1.26
10/31/2022	21.72	.18	(4.53)	(4.35)	(.15 )	(.75 )	(.90 )	16.47	(20.90)	1,654.33		.70	.96
10/31/2021	16.67	.16	5.48	5.64	(.12 )	(.47 )	(.59 )	21.72	34.41	1,931.33		.69	.82
Class C:
4/30/2026[6,7]	23.77	.12	1.37	1.49	—	(1.21)	(1.21)	24.05	6.50 [8]	188	1.06 [9]	1.42 [9]	1.06 [9]
10/31/2025	20.56	.11	3.64	3.75	(.07 )	(.47 )	(.54 )	23.77	18.64	185	1.07	1.43	.53
10/31/2024	16.15	.13	4.59	4.72	(.11 )	(.20 )	(.31 )	20.56	29.51	172	1.07	1.43	.67
10/31/2023	15.99	.09	1.07	1.16	—	(1.00)	(1.00)	16.15	7.55	142	1.08	1.45	.53
10/31/2022	21.12	.04	(4.41)	(4.37)	(.01 )	(.75 )	(.76 )	15.99	(21.48)	133	1.07	1.44	.22
10/31/2021	16.25	.01	5.33	5.34	— [10]	(.47 )	(.47 )	21.12	33.36	160	1.07	1.43	.07
Class T:
4/30/2026[6,7]	24.67	.25	1.41	1.66	(.21 )	(1.21)	(1.42)	24.91	7.02 [8,12]	— [13]	.08 [9,12]	.44 [9,12]	2.08 [9,12]
10/31/2025	21.31	.34	3.76	4.10	(.27 )	(.47 )	(.74 )	24.67	19.81 [12]	— [13]	.09 [12]	.45 [12]	1.51 [12]
10/31/2024	16.73	.33	4.74	5.07	(.29 )	(.20 )	(.49 )	21.31	30.72 [12]	— [13]	.10 [12]	.46 [12]	1.64 [12]
10/31/2023	16.51	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.73	8.76 [12]	— [13]	.06 [12]	.43 [12]	1.59 [12]
10/31/2022	21.76	.23	(4.54)	(4.31)	(.19 )	(.75 )	(.94 )	16.51	(20.72)[12]	— [13]	.08 [12]	.45 [12]	1.23 [12]
10/31/2021	16.70	.20	5.48	5.68	(.15 )	(.47 )	(.62 )	21.76	34.61 [12]	— [13]	.14 [12]	.50 [12]	1.02 [12]
Class F-1:
4/30/2026[6,7]	24.37	.20	1.40	1.60	(.15 )	(1.21)	(1.36)	24.61	6.83 [8]	132	.38 [9]	.74 [9]	1.72 [9]
10/31/2025	21.06	.26	3.73	3.99	(.21 )	(.47 )	(.68 )	24.37	19.50	123.37		.73	1.21
10/31/2024	16.53	.26	4.70	4.96	(.23 )	(.20 )	(.43 )	21.06	30.40	102.37		.73	1.33
10/31/2023	16.33	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.53	8.38	76.37		.74	1.25
10/31/2022	21.55	.17	(4.49)	(4.32)	(.15 )	(.75 )	(.90 )	16.33	(20.95)	73.38		.75	.92
10/31/2021	16.56	.15	5.43	5.58	(.12 )	(.47 )	(.59 )	21.55	34.28	86.37		.73	.76
Class F-2:
4/30/2026[6,7]	24.62	.24	1.41	1.65	(.21 )	(1.21)	(1.42)	24.85	6.99 [8]	217	.10 [9]	.46 [9]	2.00 [9]
10/31/2025	21.27	.33	3.76	4.09	(.27 )	(.47 )	(.74 )	24.62	19.81	192.09		.45	1.48
10/31/2024	16.69	.32	4.74	5.06	(.28 )	(.20 )	(.48 )	21.27	30.75	148.10		.46	1.61
10/31/2023	16.49	.26	1.10	1.36	(.16 )	(1.00)	(1.16)	16.69	8.63	107.10		.47	1.50
10/31/2022	21.74	.22	(4.52)	(4.30)	(.20 )	(.75 )	(.95 )	16.49	(20.70)	88.09		.46	1.20
10/31/2021	16.68	.21	5.48	5.69	(.16 )	(.47 )	(.63 )	21.74	34.74	97.09		.45	1.05
Class F-3:
4/30/2026[6,7]	24.71	.25	1.42	1.67	(.23 )	(1.21)	(1.44)	24.94	7.04 [8]	35	.01 [9]	.37 [9]	2.06 [9]
10/31/2025	21.34	.33	3.80	4.13	(.29 )	(.47 )	(.76 )	24.71	19.93	29.01		.37	1.50
10/31/2024	16.75	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.34	30.81	18.01		.37	1.71
10/31/2023	16.54	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.75	8.77	14.01		.38	1.61
10/31/2022	21.80	.24	(4.53)	(4.29)	(.22 )	(.75 )	(.97 )	16.54	(20.63)	13.01		.38	1.28
10/31/2021	16.73	.22	5.49	5.71	(.17 )	(.47 )	(.64 )	21.80	34.78	12.01		.37	1.07
Class R-1:
4/30/2026[6,7]	23.73	.12	1.36	1.48	—	(1.21)	(1.21)	24.00	6.47 [8]	27	1.11 [9]	1.47 [9]	1.01 [9]
10/31/2025	20.53	.10	3.64	3.74	(.07 )	(.47 )	(.54 )	23.73	18.61	26	1.09	1.45	.49
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.41	22	1.10	1.46	.64
10/31/2023	15.98	.08	1.08	1.16	—	(1.00)	(1.00)	16.14	7.56	18	1.10	1.47	.50
10/31/2022	21.11	.04	(4.42)	(4.38)	— [10]	(.75 )	(.75 )	15.98	(21.52)	16	1.10	1.47	.20
10/31/2021	16.24	.01	5.34	5.35	(.01 )	(.47 )	(.48 )	21.11	33.40	21	1.11	1.47	.05
Refer to the end of the table(s) for footnote(s).

78	American Funds Target Date Retirement Series

Financial highlights (continued)
2050 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$23.72	$.12	$1.36	$1.48	$—	$(1.21)	$(1.21)	$23.99	6.47%[8]	$1,247	1.11%[9]	1.47%[9]	1.02%[9]
10/31/2025	20.53	.11	3.62	3.73	(.07 )	(.47 )	(.54 )	23.72	18.59	1,187	1.10	1.46	.49
10/31/2024	16.14	.12	4.58	4.70	(.11 )	(.20 )	(.31 )	20.53	29.42	1,027	1.10	1.46	.63
10/31/2023	15.97	.08	1.09	1.17	—	(1.00)	(1.00)	16.14	7.62	799	1.11	1.48	.51
10/31/2022	21.10	.04	(4.42)	(4.38)	—	(.75 )	(.75 )	15.97	(21.54)	726	1.11	1.48	.19
10/31/2021	16.23	.01	5.33	5.34	— [10]	(.47 )	(.47 )	21.10	33.36	902	1.10	1.46	.06
Class R-2E:
4/30/2026[6,7]	23.96	.15	1.38	1.53	(.05 )	(1.21)	(1.26)	24.23	6.61 [8]	290	.81 [9]	1.17 [9]	1.30 [9]
10/31/2025	20.73	.17	3.66	3.83	(.13 )	(.47 )	(.60 )	23.96	18.94	299.80		1.16	.77
10/31/2024	16.29	.19	4.62	4.81	(.17 )	(.20 )	(.37 )	20.73	29.82	245.81		1.17	.97
10/31/2023	16.10	.14	1.09	1.23	(.04 )	(1.00)	(1.04)	16.29	7.93	201.81		1.18	.82
10/31/2022	21.26	.09	(4.44)	(4.35)	(.06 )	(.75 )	(.81 )	16.10	(21.30)	180.81		1.18	.49
10/31/2021	16.34	.07	5.36	5.43	(.04 )	(.47 )	(.51 )	21.26	33.77	229.81		1.17	.34
Class R-3:
4/30/2026[6,7]	24.16	.17	1.39	1.56	(.09 )	(1.21)	(1.30)	24.42	6.70 [8]	2,029	.66 [9]	1.02 [9]	1.46 [9]
10/31/2025	20.88	.20	3.70	3.90	(.15 )	(.47 )	(.62 )	24.16	19.16	1,885.65		1.01	.93
10/31/2024	16.40	.21	4.66	4.87	(.19 )	(.20 )	(.39 )	20.88	30.02	1,568.65		1.01	1.08
10/31/2023	16.21	.16	1.09	1.25	(.06 )	(1.00)	(1.06)	16.40	8.06	1,286.66		1.03	.95
10/31/2022	21.40	.12	(4.47)	(4.35)	(.09 )	(.75 )	(.84 )	16.21	(21.19)	1,127.66		1.03	.64
10/31/2021	16.44	.10	5.40	5.50	(.07 )	(.47 )	(.54 )	21.40	33.97	1,362.66		1.02	.50
Class R-4:
4/30/2026[6,7]	24.52	.21	1.41	1.62	(.15 )	(1.21)	(1.36)	24.78	6.86 [8]	1,735	.36 [9]	.72 [9]	1.76 [9]
10/31/2025	21.19	.27	3.74	4.01	(.21 )	(.47 )	(.68 )	24.52	19.47	1,731.36		.72	1.24
10/31/2024	16.63	.27	4.73	5.00	(.24 )	(.20 )	(.44 )	21.19	30.43	1,541.36		.72	1.38
10/31/2023	16.43	.21	1.10	1.31	(.11 )	(1.00)	(1.11)	16.63	8.33	1,241.36		.73	1.25
10/31/2022	21.66	.18	(4.52)	(4.34)	(.14 )	(.75 )	(.89 )	16.43	(20.90)	1,082.36		.73	.95
10/31/2021	16.62	.15	5.46	5.61	(.10 )	(.47 )	(.57 )	21.66	34.35	1,482.36		.72	.77
Class R-5E:
4/30/2026[6,7]	24.53	.23	1.41	1.64	(.19 )	(1.21)	(1.40)	24.77	6.98 [8]	1,175	.16 [9]	.52 [9]	1.93 [9]
10/31/2025	21.19	.32	3.75	4.07	(.26 )	(.47 )	(.73 )	24.53	19.77	1,093.15		.51	1.44
10/31/2024	16.63	.31	4.72	5.03	(.27 )	(.20 )	(.47 )	21.19	30.67	952.15		.51	1.55
10/31/2023	16.43	.25	1.10	1.35	(.15 )	(1.00)	(1.15)	16.63	8.59	693.16		.53	1.45
10/31/2022	21.67	.21	(4.51)	(4.30)	(.19 )	(.75 )	(.94 )	16.43	(20.79)	584.15		.52	1.13
10/31/2021	16.63	.20	5.46	5.66	(.15 )	(.47 )	(.62 )	21.67	34.65	635.15		.51	.99
Class R-5:
4/30/2026[6,7]	24.92	.25	1.43	1.68	(.22 )	(1.21)	(1.43)	25.17	7.02 [8]	504	.06 [9]	.42 [9]	2.05 [9]
10/31/2025	21.52	.34	3.81	4.15	(.28 )	(.47 )	(.75 )	24.92	19.85	474.06		.42	1.53
10/31/2024	16.88	.34	4.79	5.13	(.29 )	(.20 )	(.49 )	21.52	30.80	406.06		.42	1.70
10/31/2023	16.66	.27	1.11	1.38	(.16 )	(1.00)	(1.16)	16.88	8.70	327.06		.43	1.57
10/31/2022	21.96	.23	(4.57)	(4.34)	(.21 )	(.75 )	(.96 )	16.66	(20.70)	315.06		.43	1.24
10/31/2021	16.84	.22	5.53	5.75	(.16 )	(.47 )	(.63 )	21.96	34.79	434.06		.42	1.10
Class R-6:
4/30/2026[6,7]	24.83	.25	1.43	1.68	(.23 )	(1.21)	(1.44)	25.07	7.05 [8]	30,943	.01 [9]	.37 [9]	2.10 [9]
10/31/2025	21.44	.35	3.80	4.15	(.29 )	(.47 )	(.76 )	24.83	19.93	29,468.01		.37	1.58
10/31/2024	16.82	.34	4.78	5.12	(.30 )	(.20 )	(.50 )	21.44	30.86	24,842.01		.37	1.68
10/31/2023	16.61	.27	1.11	1.38	(.17 )	(1.00)	(1.17)	16.82	8.73	16,836.01		.38	1.58
10/31/2022	21.89	.24	(4.55)	(4.31)	(.22 )	(.75 )	(.97 )	16.61	(20.64)	13,000.01		.38	1.28
10/31/2021	16.79	.23	5.51	5.74	(.17 )	(.47 )	(.64 )	21.89	34.84	13,630.01		.37	1.12
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	79

Financial highlights (continued)
2045 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$24.92	$.23	$1.41	$1.64	$(.18 )	$(1.21)	$(1.39)	$25.17	6.87%[8]	$3,655	.32%[9]	.68%[9]	1.89%[9]
10/31/2025	21.58	.31	3.74	4.05	(.25 )	(.46 )	(.71 )	24.92	19.30	3,406.33		.69	1.36
10/31/2024	17.00	.30	4.74	5.04	(.26 )	(.20 )	(.46 )	21.58	30.08	2,825.34		.70	1.47
10/31/2023	16.80	.24	1.05	1.29	(.14 )	(.95 )	(1.09)	17.00	8.01	2,120.34		.70	1.35
10/31/2022	21.99	.20	(4.41)	(4.21)	(.15 )	(.83 )	(.98 )	16.80	(20.08)	1,843.33		.69	1.06
10/31/2021	16.96	.18	5.46	5.64	(.14 )	(.47 )	(.61 )	21.99	33.82	2,142.32		.68	.89
Class C:
4/30/2026[6,7]	24.14	.14	1.38	1.52	(.01 )	(1.21)	(1.22)	24.44	6.53 [8]	188	1.06 [9]	1.42 [9]	1.16 [9]
10/31/2025	20.93	.14	3.62	3.76	(.09 )	(.46 )	(.55 )	24.14	18.39	185	1.07	1.43	.64
10/31/2024	16.51	.15	4.60	4.75	(.13 )	(.20 )	(.33 )	20.93	29.09	173	1.07	1.43	.76
10/31/2023	16.33	.11	1.03	1.14	(.01 )	(.95 )	(.96 )	16.51	7.26	146	1.08	1.44	.62
10/31/2022	21.41	.06	(4.30)	(4.24)	(.01 )	(.83 )	(.84 )	16.33	(20.67)	138	1.07	1.43	.32
10/31/2021	16.55	.03	5.32	5.35	(.02 )	(.47 )	(.49 )	21.41	32.80	166	1.07	1.43	.15
Class T:
4/30/2026[6,7]	24.99	.27	1.42	1.69	(.24 )	(1.21)	(1.45)	25.23	7.05 [8,12]	— [13]	.08 [9,12]	.44 [9,12]	2.19 [9,12]
10/31/2025	21.64	.36	3.75	4.11	(.30 )	(.46 )	(.76 )	24.99	19.57 [12]	— [13]	.09 [12]	.45 [12]	1.62 [12]
10/31/2024	17.05	.35	4.75	5.10	(.31 )	(.20 )	(.51 )	21.64	30.39 [12]	— [13]	.09 [12]	.45 [12]	1.74 [12]
10/31/2023	16.84	.29	1.05	1.34	(.18 )	(.95 )	(1.13)	17.05	8.34 [12]	— [13]	.06 [12]	.42 [12]	1.68 [12]
10/31/2022	22.03	.25	(4.42)	(4.17)	(.19 )	(.83 )	(1.02)	16.84	(19.90)[12]	— [13]	.08 [12]	.44 [12]	1.32 [12]
10/31/2021	16.98	.22	5.47	5.69	(.17 )	(.47 )	(.64 )	22.03	34.12 [12]	— [13]	.14 [12]	.50 [12]	1.09 [12]
Class F-1:
4/30/2026[6,7]	24.70	.22	1.40	1.62	(.17 )	(1.21)	(1.38)	24.94	6.86 [8]	167	.38 [9]	.74 [9]	1.83 [9]
10/31/2025	21.40	.29	3.72	4.01	(.25 )	(.46 )	(.71 )	24.70	19.26	156.36		.72	1.31
10/31/2024	16.86	.29	4.70	4.99	(.25 )	(.20 )	(.45 )	21.40	30.04	123.37		.73	1.44
10/31/2023	16.67	.23	1.04	1.27	(.13 )	(.95 )	(1.08)	16.86	7.97	95.37		.73	1.34
10/31/2022	21.83	.19	(4.37)	(4.18)	(.15 )	(.83 )	(.98 )	16.67	(20.12)	88.38		.74	1.01
10/31/2021	16.85	.17	5.42	5.59	(.14 )	(.47 )	(.61 )	21.83	33.76	99.37		.73	.83
Class F-2:
4/30/2026[6,7]	24.98	.26	1.42	1.68	(.24 )	(1.21)	(1.45)	25.21	7.00 [8]	237	.10 [9]	.46 [9]	2.10 [9]
10/31/2025	21.63	.36	3.75	4.11	(.30 )	(.46 )	(.76 )	24.98	19.58	214.09		.45	1.61
10/31/2024	17.04	.34	4.75	5.09	(.30 )	(.20 )	(.50 )	21.63	30.36	189.09		.45	1.69
10/31/2023	16.83	.28	1.06	1.34	(.18 )	(.95 )	(1.13)	17.04	8.33	133.10		.46	1.59
10/31/2022	22.03	.24	(4.41)	(4.17)	(.20 )	(.83 )	(1.03)	16.83	(19.91)	114.09		.45	1.29
10/31/2021	16.99	.23	5.46	5.69	(.18 )	(.47 )	(.65 )	22.03	34.11	127.09		.45	1.11
Class F-3:
4/30/2026[6,7]	25.03	.27	1.42	1.69	(.26 )	(1.21)	(1.47)	25.25	7.03 [8]	29	.01 [9]	.37 [9]	2.19 [9]
10/31/2025	21.67	.38	3.76	4.14	(.32 )	(.46 )	(.78 )	25.03	19.69	25.01		.37	1.66
10/31/2024	17.07	.35	4.77	5.12	(.32 )	(.20 )	(.52 )	21.67	30.47	18.01		.37	1.74
10/31/2023	16.86	.29	1.07	1.36	(.20 )	(.95 )	(1.15)	17.07	8.42	12.01		.37	1.69
10/31/2022	22.06	.26	(4.41)	(4.15)	(.22 )	(.83 )	(1.05)	16.86	(19.83)	9.01		.37	1.39
10/31/2021	17.01	.24	5.47	5.71	(.19 )	(.47 )	(.66 )	22.06	34.22	11.01		.37	1.17
Class R-1:
4/30/2026[6,7]	24.06	.13	1.37	1.50	(.02 )	(1.21)	(1.23)	24.33	6.49 [8]	45	1.10 [9]	1.46 [9]	1.13 [9]
10/31/2025	20.87	.13	3.62	3.75	(.10 )	(.46 )	(.56 )	24.06	18.37	42	1.10	1.46	.58
10/31/2024	16.47	.14	4.59	4.73	(.13 )	(.20 )	(.33 )	20.87	29.06	33	1.10	1.46	.71
10/31/2023	16.29	.10	1.04	1.14	(.01 )	(.95 )	(.96 )	16.47	7.25	26	1.10	1.46	.59
10/31/2022	21.37	.05	(4.29)	(4.24)	(.01 )	(.83 )	(.84 )	16.29	(20.71)	22	1.10	1.46	.29
10/31/2021	16.53	.02	5.32	5.34	(.03 )	(.47 )	(.50 )	21.37	32.79	28	1.11	1.47	.11
Refer to the end of the table(s) for footnote(s).

80	American Funds Target Date Retirement Series

Financial highlights (continued)
2045 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$23.97	$.13	$1.36	$1.49	$(.01 )	$(1.21)	$(1.22)	$24.24	6.46%[8]	$1,535	1.11%[9]	1.47%[9]	1.12%[9]
10/31/2025	20.79	.13	3.61	3.74	(.10 )	(.46 )	(.56 )	23.97	18.40	1,467	1.10	1.46	.60
10/31/2024	16.41	.14	4.57	4.71	(.13 )	(.20 )	(.33 )	20.79	29.04	1,282	1.10	1.46	.72
10/31/2023	16.24	.10	1.03	1.13	(.01 )	(.95 )	(.96 )	16.41	7.20	1,000	1.10	1.46	.60
10/31/2022	21.29	.05	(4.27)	(4.22)	—	(.83 )	(.83 )	16.24	(20.68)	914	1.11	1.47	.29
10/31/2021	16.46	.02	5.29	5.31	(.01 )	(.47 )	(.48 )	21.29	32.75	1,130	1.10	1.46	.12
Class R-2E:
4/30/2026[6,7]	24.30	.17	1.38	1.55	(.07 )	(1.21)	(1.28)	24.57	6.64 [8]	352	.81 [9]	1.17 [9]	1.41 [9]
10/31/2025	21.07	.19	3.66	3.85	(.16 )	(.46 )	(.62 )	24.30	18.72	358.80		1.16	.88
10/31/2024	16.62	.21	4.62	4.83	(.18 )	(.20 )	(.38 )	21.07	29.44	294.81		1.17	1.06
10/31/2023	16.43	.17	1.02	1.19	(.05 )	(.95 )	(1.00)	16.62	7.56	244.81		1.17	1.00
10/31/2022	21.53	.11	(4.32)	(4.21)	(.06 )	(.83 )	(.89 )	16.43	(20.45)	272.81		1.17	.59
10/31/2021	16.63	.08	5.35	5.43	(.06 )	(.47 )	(.53 )	21.53	33.16	339.81		1.17	.41
Class R-3:
4/30/2026[6,7]	24.46	.19	1.39	1.58	(.11 )	(1.21)	(1.32)	24.72	6.73 [8]	2,416	.66 [9]	1.02 [9]	1.56 [9]
10/31/2025	21.20	.23	3.67	3.90	(.18 )	(.46 )	(.64 )	24.46	18.91	2,259.65		1.01	1.03
10/31/2024	16.72	.23	4.66	4.89	(.21 )	(.20 )	(.41 )	21.20	29.62	1,884.65		1.01	1.16
10/31/2023	16.53	.18	1.04	1.22	(.08 )	(.95 )	(1.03)	16.72	7.70	1,429.66		1.02	1.04
10/31/2022	21.65	.14	(4.35)	(4.21)	(.08 )	(.83 )	(.91 )	16.53	(20.34)	1,273.66		1.02	.73
10/31/2021	16.71	.11	5.38	5.49	(.08 )	(.47 )	(.55 )	21.65	33.41	1,546.66		1.02	.56
Class R-4:
4/30/2026[6,7]	24.87	.23	1.40	1.63	(.17 )	(1.21)	(1.38)	25.12	6.84 [8]	1,980	.36 [9]	.72 [9]	1.87 [9]
10/31/2025	21.54	.30	3.73	4.03	(.24 )	(.46 )	(.70 )	24.87	19.25	1,979.36		.72	1.34
10/31/2024	16.97	.29	4.74	5.03	(.26 )	(.20 )	(.46 )	21.54	30.06	1,766.35		.71	1.46
10/31/2023	16.77	.23	1.05	1.28	(.13 )	(.95 )	(1.08)	16.97	7.98	1,394.36		.72	1.34
10/31/2022	21.94	.20	(4.40)	(4.20)	(.14 )	(.83 )	(.97 )	16.77	(20.08)	1,225.36		.72	1.04
10/31/2021	16.91	.17	5.45	5.62	(.12 )	(.47 )	(.59 )	21.94	33.82	1,623.36		.72	.84
Class R-5E:
4/30/2026[6,7]	24.85	.25	1.41	1.66	(.22 )	(1.21)	(1.43)	25.08	6.97 [8]	1,382	.16 [9]	.52 [9]	2.03 [9]
10/31/2025	21.52	.34	3.74	4.08	(.29 )	(.46 )	(.75 )	24.85	19.52	1,296.15		.51	1.54
10/31/2024	16.96	.33	4.72	5.05	(.29 )	(.20 )	(.49 )	21.52	30.26	1,098.15		.51	1.64
10/31/2023	16.76	.27	1.05	1.32	(.17 )	(.95 )	(1.12)	16.96	8.24	810.16		.52	1.55
10/31/2022	21.93	.23	(4.39)	(4.16)	(.18 )	(.83 )	(1.01)	16.76	(19.93)	722.15		.51	1.23
10/31/2021	16.91	.21	5.45	5.66	(.17 )	(.47 )	(.64 )	21.93	34.09	779.15		.51	1.06
Class R-5:
4/30/2026[6,7]	25.28	.26	1.44	1.70	(.24 )	(1.21)	(1.45)	25.53	7.03 [8]	566	.06 [9]	.42 [9]	2.15 [9]
10/31/2025	21.88	.37	3.80	4.17	(.31 )	(.46 )	(.77 )	25.28	19.62	536.06		.42	1.63
10/31/2024	17.23	.36	4.80	5.16	(.31 )	(.20 )	(.51 )	21.88	30.42	456.06		.42	1.78
10/31/2023	17.01	.29	1.07	1.36	(.19 )	(.95 )	(1.14)	17.23	8.34	365.06		.42	1.67
10/31/2022	22.25	.25	(4.45)	(4.20)	(.21 )	(.83 )	(1.04)	17.01	(19.88)	357.06		.42	1.32
10/31/2021	17.15	.24	5.51	5.75	(.18 )	(.47 )	(.65 )	22.25	34.17	486.06		.42	1.17
Class R-6:
4/30/2026[6,7]	25.17	.27	1.43	1.70	(.26 )	(1.21)	(1.47)	25.40	7.04 [8]	34,046	.01 [9]	.37 [9]	2.20 [9]
10/31/2025	21.78	.38	3.79	4.17	(.32 )	(.46 )	(.78 )	25.17	19.73	32,004.01		.37	1.68
10/31/2024	17.16	.36	4.78	5.14	(.32 )	(.20 )	(.52 )	21.78	30.43	27,300.01		.37	1.78
10/31/2023	16.94	.29	1.08	1.37	(.20 )	(.95 )	(1.15)	17.16	8.44	18,865.01		.37	1.67
10/31/2022	22.16	.26	(4.43)	(4.17)	(.22 )	(.83 )	(1.05)	16.94	(19.83)	14,930.01		.37	1.37
10/31/2021	17.08	.25	5.49	5.74	(.19 )	(.47 )	(.66 )	22.16	34.26	15,677.01		.37	1.20
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	81

Financial highlights (continued)
2040 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$24.00	$.24	$1.24	$1.48	$(.22 )	$(1.15)	$(1.37)	$24.11	6.40%[8]	$4,519	.33%[9]	.68%[9]	2.07%[9]
10/31/2025	20.96	.33	3.43	3.76	(.27 )	(.45 )	(.72 )	24.00	18.45	4,262.33		.68	1.53
10/31/2024	16.65	.31	4.46	4.77	(.27 )	(.19 )	(.46 )	20.96	29.07	3,558.34		.69	1.58
10/31/2023	16.43	.26	.98	1.24	(.17 )	(.85 )	(1.02)	16.65	7.82	2,704.35		.71	1.53
10/31/2022	21.41	.21	(4.17)	(3.96)	(.16 )	(.86 )	(1.02)	16.43	(19.48)	2,406.33		.68	1.16
10/31/2021	16.64	.19	5.18	5.37	(.14 )	(.46 )	(.60 )	21.41	32.90	2,845.33		.68	.96
Class C:
4/30/2026[6,7]	23.28	.15	1.20	1.35	(.04 )	(1.15)	(1.19)	23.44	6.04 [8]	207	1.07 [9]	1.42 [9]	1.35 [9]
10/31/2025	20.35	.17	3.32	3.49	(.11 )	(.45 )	(.56 )	23.28	17.58	205	1.07	1.42	.82
10/31/2024	16.18	.17	4.33	4.50	(.14 )	(.19 )	(.33 )	20.35	28.12	197	1.08	1.43	.87
10/31/2023	15.99	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.18	6.98	170	1.08	1.44	.81
10/31/2022	20.86	.08	(4.07)	(3.99)	(.02 )	(.86 )	(.88 )	15.99	(20.03)	163	1.08	1.43	.42
10/31/2021	16.24	.04	5.07	5.11	(.03 )	(.46 )	(.49 )	20.86	31.94	200	1.07	1.42	.21
Class T:
4/30/2026[6,7]	24.08	.28	1.23	1.51	(.27 )	(1.15)	(1.42)	24.17	6.54 [8,12]	— [13]	.08 [9,12]	.43 [9,12]	2.38 [9,12]
10/31/2025	21.02	.39	3.44	3.83	(.32 )	(.45 )	(.77 )	24.08	18.77 [12]	— [13]	.09 [12]	.44 [12]	1.80 [12]
10/31/2024	16.70	.36	4.47	4.83	(.32 )	(.19 )	(.51 )	21.02	29.38 [12]	— [13]	.09 [12]	.44 [12]	1.85 [12]
10/31/2023	16.47	.32	.97	1.29	(.21 )	(.85 )	(1.06)	16.70	8.14 [12]	— [13]	.06 [12]	.42 [12]	1.87 [12]
10/31/2022	21.45	.26	(4.18)	(3.92)	(.20 )	(.86 )	(1.06)	16.47	(19.29)[12]	— [13]	.08 [12]	.43 [12]	1.43 [12]
10/31/2021	16.66	.23	5.19	5.42	(.17 )	(.46 )	(.63 )	21.45	33.19 [12]	— [13]	.14 [12]	.49 [12]	1.16 [12]
Class F-1:
4/30/2026[6,7]	23.79	.23	1.23	1.46	(.21 )	(1.15)	(1.36)	23.89	6.37 [8]	246	.39 [9]	.74 [9]	2.03 [9]
10/31/2025	20.79	.32	3.39	3.71	(.26 )	(.45 )	(.71 )	23.79	18.38	238.37		.72	1.50
10/31/2024	16.52	.30	4.43	4.73	(.27 )	(.19 )	(.46 )	20.79	29.02	197.37		.72	1.54
10/31/2023	16.30	.26	.97	1.23	(.16 )	(.85 )	(1.01)	16.52	7.83	144.37		.73	1.53
10/31/2022	21.25	.20	(4.14)	(3.94)	(.15 )	(.86 )	(1.01)	16.30	(19.50)	138.38		.73	1.11
10/31/2021	16.53	.18	5.15	5.33	(.15 )	(.46 )	(.61 )	21.25	32.82	163.37		.72	.90
Class F-2:
4/30/2026[6,7]	24.03	.27	1.24	1.51	(.27 )	(1.15)	(1.42)	24.12	6.55 [8]	345	.10 [9]	.45 [9]	2.29 [9]
10/31/2025	20.99	.38	3.43	3.81	(.32 )	(.45 )	(.77 )	24.03	18.70	312.09		.44	1.76
10/31/2024	16.67	.36	4.46	4.82	(.31 )	(.19 )	(.50 )	20.99	29.39	245.09		.44	1.82
10/31/2023	16.45	.30	.98	1.28	(.21 )	(.85 )	(1.06)	16.67	8.08	175.10		.46	1.77
10/31/2022	21.43	.25	(4.16)	(3.91)	(.21 )	(.86 )	(1.07)	16.45	(19.27)	148.09		.44	1.39
10/31/2021	16.65	.23	5.19	5.42	(.18 )	(.46 )	(.64 )	21.43	33.23	160.09		.44	1.18
Class F-3:
4/30/2026[6,7]	24.12	.28	1.24	1.52	(.29 )	(1.15)	(1.44)	24.20	6.56 [8]	48	.01 [9]	.36 [9]	2.41 [9]
10/31/2025	21.06	.41	3.43	3.84	(.33 )	(.45 )	(.78 )	24.12	18.83	43.01		.36	1.86
10/31/2024	16.72	.36	4.50	4.86	(.33 )	(.19 )	(.52 )	21.06	29.53	33.01		.36	1.82
10/31/2023	16.50	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.72	8.16	20.01		.37	1.90
10/31/2022	21.49	.27	(4.18)	(3.91)	(.22 )	(.86 )	(1.08)	16.50	(19.20)	17.01		.36	1.47
10/31/2021	16.69	.25	5.21	5.46	(.20 )	(.46 )	(.66 )	21.49	33.36	17.01		.36	1.27
Class R-1:
4/30/2026[6,7]	23.25	.15	1.19	1.34	(.05 )	(1.15)	(1.20)	23.39	5.99 [8]	55	1.11 [9]	1.46 [9]	1.29 [9]
10/31/2025	20.34	.16	3.32	3.48	(.12 )	(.45 )	(.57 )	23.25	17.54	52	1.10	1.45	.75
10/31/2024	16.18	.16	4.34	4.50	(.15 )	(.19 )	(.34 )	20.34	28.08	41	1.10	1.45	.82
10/31/2023	15.98	.13	.96	1.09	(.04 )	(.85 )	(.89 )	16.18	7.04	32	1.10	1.46	.78
10/31/2022	20.86	.07	(4.08)	(4.01)	(.01 )	(.86 )	(.87 )	15.98	(20.10)	29	1.10	1.45	.39
10/31/2021	16.25	.03	5.07	5.10	(.03 )	(.46 )	(.49 )	20.86	31.87	33	1.11	1.46	.17
Refer to the end of the table(s) for footnote(s).

82	American Funds Target Date Retirement Series

Financial highlights (continued)
2040 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$23.17	$.15	$1.19	$1.34	$(.05 )	$(1.15)	$(1.20)	$23.31	5.99%[8]	$1,723	1.11%[9]	1.46%[9]	1.31%[9]
10/31/2025	20.27	.16	3.31	3.47	(.12 )	(.45 )	(.57 )	23.17	17.52	1,665	1.10	1.45	.78
10/31/2024	16.12	.16	4.33	4.49	(.15 )	(.19 )	(.34 )	20.27	28.14	1,467	1.10	1.45	.83
10/31/2023	15.93	.13	.95	1.08	(.04 )	(.85 )	(.89 )	16.12	6.96	1,167	1.10	1.46	.79
10/31/2022	20.78	.07	(4.05)	(3.98)	(.01 )	(.86 )	(.87 )	15.93	(20.05)	1,082	1.11	1.46	.40
10/31/2021	16.19	.04	5.03	5.07	(.02 )	(.46 )	(.48 )	20.78	31.82	1,355	1.10	1.45	.20
Class R-2E:
4/30/2026[6,7]	23.42	.18	1.21	1.39	(.11 )	(1.15)	(1.26)	23.55	6.16 [8]	414	.81 [9]	1.16 [9]	1.59 [9]
10/31/2025	20.48	.22	3.35	3.57	(.18 )	(.45 )	(.63 )	23.42	17.87	413.80		1.15	1.05
10/31/2024	16.28	.22	4.37	4.59	(.20 )	(.19 )	(.39 )	20.48	28.52	341.81		1.16	1.18
10/31/2023	16.09	.18	.95	1.13	(.09 )	(.85 )	(.94 )	16.28	7.24	289.81		1.17	1.10
10/31/2022	20.98	.12	(4.08)	(3.96)	(.07 )	(.86 )	(.93 )	16.09	(19.81)	265.81		1.16	.69
10/31/2021	16.32	.09	5.10	5.19	(.07 )	(.46 )	(.53 )	20.98	32.31	330.80		1.15	.49
Class R-3:
4/30/2026[6,7]	23.63	.20	1.21	1.41	(.14 )	(1.15)	(1.29)	23.75	6.23 [8]	2,683	.66 [9]	1.01 [9]	1.75 [9]
10/31/2025	20.65	.26	3.37	3.63	(.20 )	(.45 )	(.65 )	23.63	18.06	2,537.65		1.00	1.22
10/31/2024	16.41	.25	4.40	4.65	(.22 )	(.19 )	(.41 )	20.65	28.70	2,182.65		1.00	1.28
10/31/2023	16.21	.21	.96	1.17	(.12 )	(.85 )	(.97 )	16.41	7.42	1,764.66		1.02	1.23
10/31/2022	21.12	.15	(4.11)	(3.96)	(.09 )	(.86 )	(.95 )	16.21	(19.67)	1,605.66		1.01	.84
10/31/2021	16.43	.12	5.12	5.24	(.09 )	(.46 )	(.55 )	21.12	32.45	1,981.66		1.01	.64
Class R-4:
4/30/2026[6,7]	23.95	.24	1.23	1.47	(.21 )	(1.15)	(1.36)	24.06	6.37 [8]	2,383	.36 [9]	.71 [9]	2.05 [9]
10/31/2025	20.92	.33	3.41	3.74	(.26 )	(.45 )	(.71 )	23.95	18.40	2,374.36		.71	1.53
10/31/2024	16.62	.31	4.45	4.76	(.27 )	(.19 )	(.46 )	20.92	29.05	2,154.35		.70	1.58
10/31/2023	16.39	.26	.98	1.24	(.16 )	(.85 )	(1.01)	16.62	7.85	1,739.36		.72	1.53
10/31/2022	21.35	.21	(4.16)	(3.95)	(.15 )	(.86 )	(1.01)	16.39	(19.48)	1,570.36		.71	1.15
10/31/2021	16.59	.18	5.17	5.35	(.13 )	(.46 )	(.59 )	21.35	32.85	2,168.36		.71	.91
Class R-5E:
4/30/2026[6,7]	23.95	.26	1.23	1.49	(.25 )	(1.15)	(1.40)	24.04	6.50 [8]	1,533	.16 [9]	.51 [9]	2.25 [9]
10/31/2025	20.92	.37	3.41	3.78	(.30 )	(.45 )	(.75 )	23.95	18.65	1,478.15		.50	1.72
10/31/2024	16.61	.34	4.46	4.80	(.30 )	(.19 )	(.49 )	20.92	29.37	1,287.15		.50	1.76
10/31/2023	16.40	.29	.97	1.26	(.20 )	(.85 )	(1.05)	16.61	7.98	1,001.16		.52	1.73
10/31/2022	21.36	.24	(4.15)	(3.91)	(.19 )	(.86 )	(1.05)	16.40	(19.31)	898.15		.50	1.33
10/31/2021	16.60	.22	5.18	5.40	(.18 )	(.46 )	(.64 )	21.36	33.14	965.15		.50	1.13
Class R-5:
4/30/2026[6,7]	24.33	.28	1.25	1.53	(.28 )	(1.15)	(1.43)	24.43	6.54 [8]	616	.06 [9]	.41 [9]	2.34 [9]
10/31/2025	21.24	.40	3.46	3.86	(.32 )	(.45 )	(.77 )	24.33	18.75	585.06		.41	1.81
10/31/2024	16.86	.38	4.51	4.89	(.32 )	(.19 )	(.51 )	21.24	29.46	508.06		.41	1.90
10/31/2023	16.63	.32	.98	1.30	(.22 )	(.85 )	(1.07)	16.86	8.10	415.06		.42	1.87
10/31/2022	21.64	.27	(4.21)	(3.94)	(.21 )	(.86 )	(1.07)	16.63	(19.20)	433.06		.41	1.44
10/31/2021	16.81	.25	5.23	5.48	(.19 )	(.46 )	(.65 )	21.64	33.24	585.06		.41	1.24
Class R-6:
4/30/2026[6,7]	24.23	.28	1.25	1.53	(.29 )	(1.15)	(1.44)	24.32	6.58 [8]	38,048	.01 [9]	.36 [9]	2.39 [9]
10/31/2025	21.15	.41	3.45	3.86	(.33 )	(.45 )	(.78 )	24.23	18.85	36,183.01		.36	1.87
10/31/2024	16.79	.37	4.51	4.88	(.33 )	(.19 )	(.52 )	21.15	29.52	32,199.01		.36	1.90
10/31/2023	16.57	.32	.98	1.30	(.23 )	(.85 )	(1.08)	16.79	8.13	22,923.01		.37	1.85
10/31/2022	21.57	.27	(4.19)	(3.92)	(.22 )	(.86 )	(1.08)	16.57	(19.18)	18,540.01		.36	1.48
10/31/2021	16.75	.25	5.23	5.48	(.20 )	(.46 )	(.66 )	21.57	33.36	19,892.01		.36	1.27
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	83

Financial highlights (continued)
2035 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$21.82	$.27	$.87	$1.14	$(.31 )	$(.94 )	$(1.25)	$21.71	5.42%[8]	$4,980	.34%[9]	.67%[9]	2.55%[9]
10/31/2025	19.63	.40	2.60	3.00	(.33 )	(.48 )	(.81 )	21.82	15.82	4,704.33		.66	2.02
10/31/2024	15.99	.36	3.74	4.10	(.30 )	(.16 )	(.46 )	19.63	25.99	4,044.34		.67	1.95
10/31/2023	15.81	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.99	6.63	3,157.35		.69	1.96
10/31/2022	20.32	.24	(3.73)	(3.49)	(.17 )	(.85 )	(1.02)	15.81	(18.12)	2,829.33		.67	1.37
10/31/2021	16.21	.20	4.54	4.74	(.18 )	(.45 )	(.63 )	20.32	29.81	3,281.33		.67	1.05
Class C:
4/30/2026[6,7]	21.20	.19	.85	1.04	(.16 )	(.94 )	(1.10)	21.14	5.05 [8]	230	1.06 [9]	1.39 [9]	1.83 [9]
10/31/2025	19.10	.25	2.52	2.77	(.19 )	(.48 )	(.67 )	21.20	14.93	234	1.07	1.40	1.30
10/31/2024	15.57	.22	3.65	3.87	(.18 )	(.16 )	(.34 )	19.10	25.07	224	1.08	1.41	1.23
10/31/2023	15.40	.20	.69	.89	(.10 )	(.62 )	(.72 )	15.57	5.86	191	1.09	1.43	1.24
10/31/2022	19.83	.11	(3.66)	(3.55)	(.03 )	(.85 )	(.88 )	15.40	(18.74)	188	1.08	1.42	.63
10/31/2021	15.84	.06	4.44	4.50	(.06 )	(.45 )	(.51 )	19.83	28.92	232	1.07	1.41	.31
Class T:
4/30/2026[6,7]	21.89	.30	.87	1.17	(.36 )	(.94 )	(1.30)	21.76	5.56 [8,12]	— [13]	.08 [9,12]	.41 [9,12]	2.86 [9,12]
10/31/2025	19.69	.46	2.59	3.05	(.37 )	(.48 )	(.85 )	21.89	16.10 [12]	— [13]	.09 [12]	.42 [12]	2.28 [12]
10/31/2024	16.04	.41	3.75	4.16	(.35 )	(.16 )	(.51 )	19.69	26.31 [12]	— [13]	.09 [12]	.42 [12]	2.21 [12]
10/31/2023	15.85	.38	.69	1.07	(.26 )	(.62 )	(.88 )	16.04	6.95 [12]	— [13]	.05 [12]	.39 [12]	2.30 [12]
10/31/2022	20.36	.29	(3.74)	(3.45)	(.21 )	(.85 )	(1.06)	15.85	(17.92)[12]	— [13]	.09 [12]	.43 [12]	1.63 [12]
10/31/2021	16.23	.24	4.55	4.79	(.21 )	(.45 )	(.66 )	20.36	30.12 [12]	— [13]	.14 [12]	.48 [12]	1.26 [12]
Class F-1:
4/30/2026[6,7]	21.64	.26	.88	1.14	(.31 )	(.94 )	(1.25)	21.53	5.43 [8]	277	.38 [9]	.71 [9]	2.50 [9]
10/31/2025	19.48	.39	2.57	2.96	(.32 )	(.48 )	(.80 )	21.64	15.76	261.37		.70	1.98
10/31/2024	15.87	.35	3.72	4.07	(.30 )	(.16 )	(.46 )	19.48	25.96	229.37		.70	1.93
10/31/2023	15.69	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.87	6.62	183.37		.71	1.96
10/31/2022	20.19	.23	(3.72)	(3.49)	(.16 )	(.85 )	(1.01)	15.69	(18.21)	173.38		.72	1.32
10/31/2021	16.11	.19	4.52	4.71	(.18 )	(.45 )	(.63 )	20.19	29.83	203.37		.71	1.00
Class F-2:
4/30/2026[6,7]	21.85	.29	.88	1.17	(.36 )	(.94 )	(1.30)	21.72	5.57 [8]	420	.10 [9]	.43 [9]	2.77 [9]
10/31/2025	19.66	.45	2.59	3.04	(.37 )	(.48 )	(.85 )	21.85	16.08	374.09		.42	2.24
10/31/2024	16.01	.41	3.74	4.15	(.34 )	(.16 )	(.50 )	19.66	26.31	297.09		.42	2.19
10/31/2023	15.83	.36	.70	1.06	(.26 )	(.62 )	(.88 )	16.01	6.89	223.10		.44	2.21
10/31/2022	20.35	.28	(3.73)	(3.45)	(.22 )	(.85 )	(1.07)	15.83	(17.95)	197.09		.43	1.61
10/31/2021	16.22	.24	4.56	4.80	(.22 )	(.45 )	(.67 )	20.35	30.21	222.09		.43	1.28
Class F-3:
4/30/2026[6,7]	21.91	.30	.89	1.19	(.38 )	(.94 )	(1.32)	21.78	5.63 [8]	71	.01 [9]	.34 [9]	2.87 [9]
10/31/2025	19.71	.47	2.60	3.07	(.39 )	(.48 )	(.87 )	21.91	16.18	60.01		.34	2.33
10/31/2024	16.05	.42	3.76	4.18	(.36 )	(.16 )	(.52 )	19.71	26.41	41.01		.34	2.28
10/31/2023	15.87	.39	.69	1.08	(.28 )	(.62 )	(.90 )	16.05	6.97	33.01		.35	2.36
10/31/2022	20.39	.30	(3.74)	(3.44)	(.23 )	(.85 )	(1.08)	15.87	(17.85)	32.01		.35	1.69
10/31/2021	16.25	.26	4.56	4.82	(.23 )	(.45 )	(.68 )	20.39	30.31	32.01		.35	1.35
Class R-1:
4/30/2026[6,7]	21.01	.19	.84	1.03	(.16 )	(.94 )	(1.10)	20.94	5.04 [8]	48	1.10 [9]	1.43 [9]	1.82 [9]
10/31/2025	18.94	.24	2.50	2.74	(.19 )	(.48 )	(.67 )	21.01	14.92	47	1.10	1.43	1.26
10/31/2024	15.45	.22	3.62	3.84	(.19 )	(.16 )	(.35 )	18.94	25.07	42	1.10	1.43	1.21
10/31/2023	15.30	.19	.68	.87	(.10 )	(.62 )	(.72 )	15.45	5.82	34	1.10	1.44	1.22
10/31/2022	19.71	.10	(3.63)	(3.53)	(.03 )	(.85 )	(.88 )	15.30	(18.77)	31	1.10	1.44	.59
10/31/2021	15.76	.05	4.43	4.48	(.08 )	(.45 )	(.53 )	19.71	28.91	35	1.11	1.45	.28
Refer to the end of the table(s) for footnote(s).

84	American Funds Target Date Retirement Series

Financial highlights (continued)
2035 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$21.09	$.18	$.85	$1.03	$(.16 )	$(.94 )	$(1.10)	$21.02	5.02%[8]	$1,863	1.11%[9]	1.44%[9]	1.79%[9]
10/31/2025	19.01	.25	2.50	2.75	(.19 )	(.48 )	(.67 )	21.09	14.90	1,808	1.10	1.43	1.26
10/31/2024	15.50	.22	3.63	3.85	(.18 )	(.16 )	(.34 )	19.01	25.08	1,659	1.10	1.43	1.20
10/31/2023	15.34	.19	.68	.87	(.09 )	(.62 )	(.71 )	15.50	5.79	1,361	1.10	1.44	1.22
10/31/2022	19.75	.10	(3.64)	(3.54)	(.02 )	(.85 )	(.87 )	15.34	(18.76)	1,283	1.11	1.45	.60
10/31/2021	15.78	.05	4.43	4.48	(.06 )	(.45 )	(.51 )	19.75	28.86	1,618	1.10	1.44	.30
Class R-2E:
4/30/2026[6,7]	21.26	.21	.86	1.07	(.22 )	(.94 )	(1.16)	21.17	5.18 [8]	464	.81 [9]	1.14 [9]	2.08 [9]
10/31/2025	19.15	.30	2.53	2.83	(.24 )	(.48 )	(.72 )	21.26	15.28	474.80		1.13	1.54
10/31/2024	15.62	.28	3.64	3.92	(.23 )	(.16 )	(.39 )	19.15	25.38	405.81		1.14	1.54
10/31/2023	15.45	.25	.68	.93	(.14 )	(.62 )	(.76 )	15.62	6.16	347.81		1.15	1.58
10/31/2022	19.89	.15	(3.66)	(3.51)	(.08 )	(.85 )	(.93 )	15.45	(18.53)	363.81		1.15	.90
10/31/2021	15.88	.11	4.45	4.56	(.10 )	(.45 )	(.55 )	19.89	29.27	445.80		1.14	.59
Class R-3:
4/30/2026[6,7]	21.47	.23	.86	1.09	(.25 )	(.94 )	(1.19)	21.37	5.24 [8]	3,083	.66 [9]	.99 [9]	2.24 [9]
10/31/2025	19.33	.34	2.55	2.89	(.27 )	(.48 )	(.75 )	21.47	15.46	2,965.65		.98	1.70
10/31/2024	15.75	.30	3.69	3.99	(.25 )	(.16 )	(.41 )	19.33	25.64	2,596.65		.98	1.64
10/31/2023	15.58	.27	.69	.96	(.17 )	(.62 )	(.79 )	15.75	6.28	2,059.66		1.00	1.66
10/31/2022	20.04	.18	(3.68)	(3.50)	(.11 )	(.85 )	(.96 )	15.58	(18.39)	1,924.66		1.00	1.05
10/31/2021	16.00	.14	4.48	4.62	(.13 )	(.45 )	(.58 )	20.04	29.40	2,363.66		1.00	.73
Class R-4:
4/30/2026[6,7]	21.77	.27	.87	1.14	(.31 )	(.94 )	(1.25)	21.66	5.40 [8]	2,599	.36 [9]	.69 [9]	2.54 [9]
10/31/2025	19.59	.40	2.58	2.98	(.32 )	(.48 )	(.80 )	21.77	15.77	2,614.36		.69	2.00
10/31/2024	15.95	.36	3.74	4.10	(.30 )	(.16 )	(.46 )	19.59	26.04	2,412.35		.68	1.94
10/31/2023	15.77	.32	.70	1.02	(.22 )	(.62 )	(.84 )	15.95	6.60	2,004.36		.70	1.95
10/31/2022	20.27	.24	(3.73)	(3.49)	(.16 )	(.85 )	(1.01)	15.77	(18.15)	1,815.36		.70	1.35
10/31/2021	16.16	.19	4.53	4.72	(.16 )	(.45 )	(.61 )	20.27	29.82	2,372.36		.70	1.01
Class R-5E:
4/30/2026[6,7]	21.79	.29	.87	1.16	(.35 )	(.94 )	(1.29)	21.66	5.51 [8]	1,567	.16 [9]	.49 [9]	2.71 [9]
10/31/2025	19.60	.44	2.59	3.03	(.36 )	(.48 )	(.84 )	21.79	16.06	1,495.15		.48	2.20
10/31/2024	15.96	.39	3.74	4.13	(.33 )	(.16 )	(.49 )	19.60	26.26	1,298.15		.48	2.12
10/31/2023	15.79	.36	.68	1.04	(.25 )	(.62 )	(.87 )	15.96	6.77	1,010.16		.50	2.19
10/31/2022	20.29	.27	(3.72)	(3.45)	(.20 )	(.85 )	(1.05)	15.79	(17.97)	963.15		.49	1.54
10/31/2021	16.18	.23	4.54	4.77	(.21 )	(.45 )	(.66 )	20.29	30.10	1,044.15		.49	1.22
Class R-5:
4/30/2026[6,7]	22.11	.30	.89	1.19	(.37 )	(.94 )	(1.31)	21.99	5.57 [8]	735	.06 [9]	.39 [9]	2.82 [9]
10/31/2025	19.88	.47	2.62	3.09	(.38 )	(.48 )	(.86 )	22.11	16.14	696.06		.39	2.31
10/31/2024	16.18	.42	3.79	4.21	(.35 )	(.16 )	(.51 )	19.88	26.39	652.06		.39	2.25
10/31/2023	15.99	.38	.70	1.08	(.27 )	(.62 )	(.89 )	16.18	6.92	533.06		.40	2.28
10/31/2022	20.54	.29	(3.77)	(3.48)	(.22 )	(.85 )	(1.07)	15.99	(17.91)	523.06		.40	1.64
10/31/2021	16.37	.26	4.58	4.84	(.22 )	(.45 )	(.67 )	20.54	30.21	667.06		.40	1.34
Class R-6:
4/30/2026[6,7]	22.01	.31	.87	1.18	(.38 )	(.94 )	(1.32)	21.87	5.56 [8]	39,540	.01 [9]	.34 [9]	2.88 [9]
10/31/2025	19.79	.48	2.61	3.09	(.39 )	(.48 )	(.87 )	22.01	16.22	37,978.01		.34	2.35
10/31/2024	16.11	.42	3.78	4.20	(.36 )	(.16 )	(.52 )	19.79	26.43	34,582.01		.34	2.27
10/31/2023	15.93	.38	.70	1.08	(.28 )	(.62 )	(.90 )	16.11	6.94	25,186.01		.35	2.28
10/31/2022	20.46	.30	(3.75)	(3.45)	(.23 )	(.85 )	(1.08)	15.93	(17.84)	20,771.01		.35	1.68
10/31/2021	16.31	.26	4.57	4.83	(.23 )	(.45 )	(.68 )	20.46	30.26	22,055.01		.35	1.36
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	85

Financial highlights (continued)
2030 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$19.59	$.28	$.64	$.92	$(.34 )	$(.84 )	$(1.18)	$19.33	4.89%[8]	$5,255	.33%[9]	.64%[9]	2.92%[9]
10/31/2025	17.79	.42	2.02	2.44	(.36 )	(.28 )	(.64 )	19.59	14.18	5,112.34		.66	2.34
10/31/2024	14.84	.38	3.00	3.38	(.32 )	(.11 )	(.43 )	17.79	23.11	4,587.34		.66	2.25
10/31/2023	14.70	.35	.43	.78	(.26 )	(.38 )	(.64 )	14.84	5.38	3,765.35		.67	2.33
10/31/2022	18.71	.26	(3.12)	(2.86)	(.17 )	(.98 )	(1.15)	14.70	(16.35)	3,540.33		.65	1.61
10/31/2021	15.58	.21	3.52	3.73	(.23 )	(.37 )	(.60 )	18.71	24.40	4,118.34		.66	1.19
Class C:
4/30/2026[6,7]	19.04	.20	.62	.82	(.20 )	(.84 )	(1.04)	18.82	4.46 [8]	224	1.06 [9]	1.37 [9]	2.20 [9]
10/31/2025	17.29	.29	1.97	2.26	(.23 )	(.28 )	(.51 )	19.04	13.42	234	1.07	1.39	1.62
10/31/2024	14.44	.25	2.91	3.16	(.20 )	(.11 )	(.31 )	17.29	22.15	238	1.07	1.39	1.53
10/31/2023	14.31	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.44	4.60	221	1.08	1.40	1.61
10/31/2022	18.24	.14	(3.04)	(2.90)	(.05 )	(.98 )	(1.03)	14.31	(16.92)	226	1.08	1.40	.87
10/31/2021	15.22	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.24	23.43	272	1.07	1.39	.46
Class T:
4/30/2026[6,7]	19.64	.31	.63	.94	(.39 )	(.84 )	(1.23)	19.35	4.98 [8,12]	— [13]	.08 [9,12]	.39 [9,12]	3.22 [9,12]
10/31/2025	17.83	.47	2.02	2.49	(.40 )	(.28 )	(.68 )	19.64	14.48 [12]	— [13]	.08 [12]	.40 [12]	2.60 [12]
10/31/2024	14.87	.42	3.02	3.44	(.37 )	(.11 )	(.48 )	17.83	23.48 [12]	— [13]	.09 [12]	.41 [12]	2.51 [12]
10/31/2023	14.73	.41	.41	.82	(.30 )	(.38 )	(.68 )	14.87	5.65 [12]	— [13]	.05 [12]	.37 [12]	2.66 [12]
10/31/2022	18.73	.31	(3.12)	(2.81)	(.21 )	(.98 )	(1.19)	14.73	(16.12)[12]	— [13]	.08 [12]	.40 [12]	1.89 [12]
10/31/2021	15.60	.25	3.51	3.76	(.26 )	(.37 )	(.63 )	18.73	24.59 [12]	— [13]	.14 [12]	.46 [12]	1.41 [12]
Class F-1:
4/30/2026[6,7]	19.41	.27	.63	.90	(.34 )	(.84 )	(1.18)	19.13	4.80 [8]	223	.39 [9]	.70 [9]	2.87 [9]
10/31/2025	17.62	.41	2.01	2.42	(.35 )	(.28 )	(.63 )	19.41	14.24	217.37		.69	2.30
10/31/2024	14.70	.37	2.97	3.34	(.31 )	(.11 )	(.42 )	17.62	23.08	188.37		.69	2.21
10/31/2023	14.57	.35	.41	.76	(.25 )	(.38 )	(.63 )	14.70	5.30	152.37		.69	2.31
10/31/2022	18.55	.25	(3.08)	(2.83)	(.17 )	(.98 )	(1.15)	14.57	(16.36)	153.38		.70	1.57
10/31/2021	15.46	.20	3.49	3.69	(.23 )	(.37 )	(.60 )	18.55	24.36	185.37		.69	1.17
Class F-2:
4/30/2026[6,7]	19.61	.30	.64	.94	(.39 )	(.84 )	(1.23)	19.32	4.98 [8]	478	.10 [9]	.41 [9]	3.15 [9]
10/31/2025	17.80	.47	2.02	2.49	(.40 )	(.28 )	(.68 )	19.61	14.51	448.09		.41	2.58
10/31/2024	14.85	.42	3.00	3.42	(.36 )	(.11 )	(.47 )	17.80	23.39	372.09		.41	2.50
10/31/2023	14.71	.39	.43	.82	(.30 )	(.38 )	(.68 )	14.85	5.64	298.10		.42	2.58
10/31/2022	18.72	.30	(3.11)	(2.81)	(.22 )	(.98 )	(1.20)	14.71	(16.14)	276.09		.41	1.86
10/31/2021	15.59	.25	3.52	3.77	(.27 )	(.37 )	(.64 )	18.72	24.68	310.09		.41	1.43
Class F-3:
4/30/2026[6,7]	19.67	.31	.64	.95	(.40 )	(.84 )	(1.24)	19.38	5.05 [8]	64	.01 [9]	.32 [9]	3.22 [9]
10/31/2025	17.86	.48	2.03	2.51	(.42 )	(.28 )	(.70 )	19.67	14.56	57.01		.33	2.64
10/31/2024	14.89	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.86	23.57	41.01		.33	2.60
10/31/2023	14.75	.40	.43	.83	(.31 )	(.38 )	(.69 )	14.89	5.73	39.01		.33	2.65
10/31/2022	18.77	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.75	(16.08)	34.01		.33	1.93
10/31/2021	15.63	.27	3.52	3.79	(.28 )	(.37 )	(.65 )	18.77	24.77	33.01		.33	1.49
Class R-1:
4/30/2026[6,7]	19.14	.20	.62	.82	(.19 )	(.84 )	(1.03)	18.93	4.43 [8]	50	1.11 [9]	1.42 [9]	2.12 [9]
10/31/2025	17.39	.28	1.98	2.26	(.23 )	(.28 )	(.51 )	19.14	13.36	52	1.09	1.41	1.58
10/31/2024	14.52	.25	2.94	3.19	(.21 )	(.11 )	(.32 )	17.39	22.19	51	1.10	1.42	1.50
10/31/2023	14.39	.24	.41	.65	(.14 )	(.38 )	(.52 )	14.52	4.56	42	1.10	1.42	1.58
10/31/2022	18.34	.13	(3.05)	(2.92)	(.05 )	(.98 )	(1.03)	14.39	(16.96)	41	1.10	1.42	.84
10/31/2021	15.30	.07	3.47	3.54	(.13 )	(.37 )	(.50 )	18.34	23.46	49	1.11	1.43	.42
Refer to the end of the table(s) for footnote(s).

86	American Funds Target Date Retirement Series

Financial highlights (continued)
2030 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$18.97	$.20	$.62	$.82	$(.20 )	$(.84 )	$(1.04)	$18.75	4.47%[8]	$1,579	1.11%[9]	1.42%[9]	2.16%[9]
10/31/2025	17.24	.28	1.96	2.24	(.23 )	(.28 )	(.51 )	18.97	13.36	1,594	1.10	1.42	1.58
10/31/2024	14.40	.25	2.91	3.16	(.21 )	(.11 )	(.32 )	17.24	22.17	1,518	1.10	1.42	1.51
10/31/2023	14.27	.23	.42	.65	(.14 )	(.38 )	(.52 )	14.40	4.59	1,316	1.10	1.42	1.58
10/31/2022	18.20	.13	(3.04)	(2.91)	(.04 )	(.98 )	(1.02)	14.27	(17.03)	1,279	1.11	1.43	.85
10/31/2021	15.18	.08	3.43	3.51	(.12 )	(.37 )	(.49 )	18.20	23.46	1,600	1.10	1.42	.45
Class R-2E:
4/30/2026[6,7]	19.13	.23	.62	.85	(.25 )	(.84 )	(1.09)	18.89	4.60 [8]	468	.81 [9]	1.12 [9]	2.43 [9]
10/31/2025	17.39	.33	1.97	2.30	(.28 )	(.28 )	(.56 )	19.13	13.65	488.80		1.12	1.87
10/31/2024	14.52	.30	2.93	3.23	(.25 )	(.11 )	(.36 )	17.39	22.54	450.81		1.13	1.82
10/31/2023	14.39	.28	.42	.70	(.19 )	(.38 )	(.57 )	14.52	4.89	393.81		1.13	1.90
10/31/2022	18.33	.18	(3.05)	(2.87)	(.09 )	(.98 )	(1.07)	14.39	(16.70)	391.81		1.13	1.14
10/31/2021	15.29	.13	3.44	3.57	(.16 )	(.37 )	(.53 )	18.33	23.78	483.80		1.12	.73
Class R-3:
4/30/2026[6,7]	19.30	.24	.63	.87	(.28 )	(.84 )	(1.12)	19.05	4.69 [8]	2,778	.66 [9]	.97 [9]	2.60 [9]
10/31/2025	17.53	.36	1.99	2.35	(.30 )	(.28 )	(.58 )	19.30	13.85	2,766.65		.97	2.03
10/31/2024	14.63	.32	2.96	3.28	(.27 )	(.11 )	(.38 )	17.53	22.74	2,611.65		.97	1.95
10/31/2023	14.50	.30	.42	.72	(.21 )	(.38 )	(.59 )	14.63	5.00	2,264.66		.98	2.03
10/31/2022	18.46	.21	(3.07)	(2.86)	(.12 )	(.98 )	(1.10)	14.50	(16.58)	2,204.66		.98	1.29
10/31/2021	15.39	.15	3.47	3.62	(.18 )	(.37 )	(.55 )	18.46	23.96	2,722.66		.98	.89
Class R-4:
4/30/2026[6,7]	19.56	.27	.63	.90	(.33 )	(.84 )	(1.17)	19.29	4.81 [8]	2,589	.36 [9]	.67 [9]	2.90 [9]
10/31/2025	17.75	.42	2.02	2.44	(.35 )	(.28 )	(.63 )	19.56	14.24	2,685.36		.68	2.33
10/31/2024	14.81	.38	2.99	3.37	(.32 )	(.11 )	(.43 )	17.75	23.08	2,584.35		.67	2.25
10/31/2023	14.67	.35	.42	.77	(.25 )	(.38 )	(.63 )	14.81	5.34	2,295.36		.68	2.33
10/31/2022	18.67	.26	(3.11)	(2.85)	(.17 )	(.98 )	(1.15)	14.67	(16.36)	2,218.36		.68	1.60
10/31/2021	15.54	.20	3.52	3.72	(.22 )	(.37 )	(.59 )	18.67	24.40	2,924.36		.68	1.16
Class R-5E:
4/30/2026[6,7]	19.55	.29	.64	.93	(.37 )	(.84 )	(1.21)	19.27	4.97 [8]	1,431	.16 [9]	.47 [9]	3.08 [9]
10/31/2025	17.75	.46	2.01	2.47	(.39 )	(.28 )	(.67 )	19.55	14.42	1,429.15		.47	2.53
10/31/2024	14.81	.41	2.99	3.40	(.35 )	(.11 )	(.46 )	17.75	23.31	1,329.15		.47	2.43
10/31/2023	14.67	.39	.42	.81	(.29 )	(.38 )	(.67 )	14.81	5.59	1,121.16		.48	2.54
10/31/2022	18.67	.29	(3.11)	(2.82)	(.20 )	(.98 )	(1.18)	14.67	(16.19)	1,118.15		.47	1.79
10/31/2021	15.55	.24	3.51	3.75	(.26 )	(.37 )	(.63 )	18.67	24.61	1,241.15		.47	1.38
Class R-5:
4/30/2026[6,7]	19.85	.31	.64	.95	(.39 )	(.84 )	(1.23)	19.57	5.00 [8]	678	.06 [9]	.37 [9]	3.18 [9]
10/31/2025	18.01	.48	2.05	2.53	(.41 )	(.28 )	(.69 )	19.85	14.54	663.06		.38	2.63
10/31/2024	15.02	.43	3.03	3.46	(.36 )	(.11 )	(.47 )	18.01	23.44	639.06		.38	2.54
10/31/2023	14.87	.41	.42	.83	(.30 )	(.38 )	(.68 )	15.02	5.69	549.06		.38	2.66
10/31/2022	18.91	.31	(3.15)	(2.84)	(.22 )	(.98 )	(1.20)	14.87	(16.11)	591.06		.38	1.89
10/31/2021	15.74	.27	3.54	3.81	(.27 )	(.37 )	(.64 )	18.91	24.73	754.06		.38	1.49
Class R-6:
4/30/2026[6,7]	19.75	.31	.64	.95	(.40 )	(.84 )	(1.24)	19.46	5.03 [8]	36,471	.01 [9]	.32 [9]	3.24 [9]
10/31/2025	17.92	.49	2.04	2.53	(.42 )	(.28 )	(.70 )	19.75	14.62	36,097.01		.33	2.68
10/31/2024	14.95	.44	3.01	3.45	(.37 )	(.11 )	(.48 )	17.92	23.48	34,827.01		.33	2.58
10/31/2023	14.81	.41	.42	.83	(.31 )	(.38 )	(.69 )	14.95	5.71	27,311.01		.33	2.65
10/31/2022	18.83	.31	(3.12)	(2.81)	(.23 )	(.98 )	(1.21)	14.81	(16.03)	23,487.01		.33	1.93
10/31/2021	15.68	.27	3.53	3.80	(.28 )	(.37 )	(.65 )	18.83	24.76	25,045.01		.33	1.51
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	87

Financial highlights (continued)
2025 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$17.01	$.28	$.48	$.76	$(.37 )	$(.81 )	$(1.18)	$16.59	4.70%[8]	$4,034	.33%[9]	.63%[9]	3.45%[9]
10/31/2025	15.89	.45	1.45	1.90	(.39 )	(.39 )	(.78 )	17.01	12.56	4,047.33		.63	2.84
10/31/2024	13.58	.41	2.34	2.75	(.34 )	(.10 )	(.44 )	15.89	20.59	3,884.34		.64	2.70
10/31/2023	13.55	.39	.17	.56	(.29 )	(.24 )	(.53 )	13.58	4.18	3,473.35		.66	2.79
10/31/2022	16.86	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.55	(14.61)	3,442.34		.65	1.89
10/31/2021	14.51	.22	2.68	2.90	(.26 )	(.29 )	(.55 )	16.86	20.37	4,067.34		.64	1.35
Class C:
4/30/2026[6,7]	16.55	.22	.47	.69	(.24 )	(.81 )	(1.05)	16.19	4.37 [8]	151	1.06 [9]	1.36 [9]	2.72 [9]
10/31/2025	15.47	.33	1.41	1.74	(.27 )	(.39 )	(.66 )	16.55	11.69	159	1.06	1.36	2.14
10/31/2024	13.22	.29	2.29	2.58	(.23 )	(.10 )	(.33 )	15.47	19.77	178	1.07	1.37	1.98
10/31/2023	13.20	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.22	3.36	187	1.09	1.40	2.07
10/31/2022	16.45	.17	(2.53)	(2.36)	(.06 )	(.83 )	(.89 )	13.20	(15.24)	207	1.08	1.39	1.16
10/31/2021	14.18	.10	2.62	2.72	(.16 )	(.29 )	(.45 )	16.45	19.47	262	1.08	1.38	.62
Class T:
4/30/2026[6,7]	17.05	.31	.47	.78	(.41 )	(.81 )	(1.22)	16.61	4.83 [8,12]	— [13]	.08 [9,12]	.38 [9,12]	3.76 [9,12]
10/31/2025	15.93	.50	1.44	1.94	(.43 )	(.39 )	(.82 )	17.05	12.81 [12]	— [13]	.08 [12]	.38 [12]	3.10 [12]
10/31/2024	13.61	.45	2.36	2.81	(.39 )	(.10 )	(.49 )	15.93	20.97 [12]	— [13]	.09 [12]	.39 [12]	2.95 [12]
10/31/2023	13.58	.43	.17	.60	(.33 )	(.24 )	(.57 )	13.61	4.46 [12]	— [13]	.06 [12]	.37 [12]	3.10 [12]
10/31/2022	16.89	.33	(2.60)	(2.27)	(.21 )	(.83 )	(1.04)	13.58	(14.42)[12]	— [13]	.08 [12]	.39 [12]	2.18 [12]
10/31/2021	14.53	.25	2.69	2.94	(.29 )	(.29 )	(.58 )	16.89	20.64 [12]	— [13]	.14 [12]	.44 [12]	1.57 [12]
Class F-1:
4/30/2026[6,7]	16.85	.28	.47	.75	(.37 )	(.81 )	(1.18)	16.42	4.64 [8]	101	.39 [9]	.69 [9]	3.42 [9]
10/31/2025	15.75	.45	1.43	1.88	(.39 )	(.39 )	(.78 )	16.85	12.52	105.37		.67	2.82
10/31/2024	13.46	.40	2.33	2.73	(.34 )	(.10 )	(.44 )	15.75	20.59	102.37		.67	2.66
10/31/2023	13.43	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.46	4.18	90.36		.67	2.79
10/31/2022	16.73	.28	(2.58)	(2.30)	(.17 )	(.83 )	(1.00)	13.43	(14.70)	97.38		.69	1.86
10/31/2021	14.41	.21	2.66	2.87	(.26 )	(.29 )	(.55 )	16.73	20.35	118.37		.67	1.34
Class F-2:
4/30/2026[6,7]	17.01	.30	.48	.78	(.41 )	(.81 )	(1.22)	16.57	4.84 [8]	320	.10 [9]	.40 [9]	3.68 [9]
10/31/2025	15.90	.49	1.44	1.93	(.43 )	(.39 )	(.82 )	17.01	12.77	315.09		.39	3.07
10/31/2024	13.58	.44	2.36	2.80	(.38 )	(.10 )	(.48 )	15.90	20.97	276.09		.39	2.94
10/31/2023	13.55	.42	.18	.60	(.33 )	(.24 )	(.57 )	13.58	4.46	236.10		.41	3.05
10/31/2022	16.87	.32	(2.60)	(2.28)	(.21 )	(.83 )	(1.04)	13.55	(14.45)	241.09		.40	2.13
10/31/2021	14.52	.26	2.67	2.93	(.29 )	(.29 )	(.58 )	16.87	20.65	268.09		.39	1.60
Class F-3:
4/30/2026[6,7]	17.07	.31	.48	.79	(.43 )	(.81 )	(1.24)	16.62	4.84 [8]	40	.01 [9]	.31 [9]	3.74 [9]
10/31/2025	15.95	.51	1.44	1.95	(.44 )	(.39 )	(.83 )	17.07	12.89	37.01		.31	3.20
10/31/2024	13.63	.46	2.35	2.81	(.39 )	(.10 )	(.49 )	15.95	21.00	36.01		.31	3.03
10/31/2023	13.60	.44	.17	.61	(.34 )	(.24 )	(.58 )	13.63	4.54	34.01		.32	3.16
10/31/2022	16.92	.33	(2.59)	(2.26)	(.23 )	(.83 )	(1.06)	13.60	(14.34)	33.01		.32	2.23
10/31/2021	14.56	.26	2.70	2.96	(.31 )	(.29 )	(.60 )	16.92	20.75	35.01		.31	1.63
Class R-1:
4/30/2026[6,7]	16.60	.22	.46	.68	(.22 )	(.81 )	(1.03)	16.25	4.28 [8]	16	1.10 [9]	1.40 [9]	2.77 [9]
10/31/2025	15.52	.33	1.41	1.74	(.27 )	(.39 )	(.66 )	16.60	11.67	19	1.10	1.40	2.14
10/31/2024	13.26	.29	2.30	2.59	(.23 )	(.10 )	(.33 )	15.52	19.77	24	1.10	1.40	1.96
10/31/2023	13.23	.28	.16	.44	(.17 )	(.24 )	(.41 )	13.26	3.38	24	1.10	1.41	2.06
10/31/2022	16.49	.17	(2.55)	(2.38)	(.05 )	(.83 )	(.88 )	13.23	(15.32)	27	1.10	1.41	1.13
10/31/2021	14.21	.10	2.63	2.73	(.16 )	(.29 )	(.45 )	16.49	19.50	35	1.10	1.40	.60
Refer to the end of the table(s) for footnote(s).

88	American Funds Target Date Retirement Series

Financial highlights (continued)
2025 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$16.49	$.21	$.47	$.68	$(.24 )	$(.81 )	$(1.05)	$16.12	4.32%[8]	$984	1.11%[9]	1.41%[9]	2.68%[9]
10/31/2025	15.43	.32	1.40	1.72	(.27 )	(.39 )	(.66 )	16.49	11.63	1,022	1.10	1.40	2.09
10/31/2024	13.19	.29	2.29	2.58	(.24 )	(.10 )	(.34 )	15.43	19.76	1,076	1.10	1.40	1.95
10/31/2023	13.17	.28	.16	.44	(.18 )	(.24 )	(.42 )	13.19	3.33	1,000	1.10	1.41	2.05
10/31/2022	16.41	.17	(2.53)	(2.36)	(.05 )	(.83 )	(.88 )	13.17	(15.27)	1,060	1.11	1.42	1.14
10/31/2021	14.14	.10	2.61	2.71	(.15 )	(.29 )	(.44 )	16.41	19.48	1,364	1.10	1.40	.61
Class R-2E:
4/30/2026[6,7]	16.61	.24	.47	.71	(.29 )	(.81 )	(1.10)	16.22	4.44 [8]	274	.82 [9]	1.12 [9]	2.96 [9]
10/31/2025	15.54	.37	1.41	1.78	(.32 )	(.39 )	(.71 )	16.61	11.96	299.80		1.10	2.38
10/31/2024	13.29	.34	2.29	2.63	(.28 )	(.10 )	(.38 )	15.54	20.07	305.81		1.11	2.27
10/31/2023	13.26	.34	.15	.49	(.22 )	(.24 )	(.46 )	13.29	3.71	296.81		1.12	2.45
10/31/2022	16.52	.21	(2.55)	(2.34)	(.09 )	(.83 )	(.92 )	13.26	(15.04)	353.81		1.12	1.43
10/31/2021	14.23	.14	2.63	2.77	(.19 )	(.29 )	(.48 )	16.52	19.82	470.81		1.11	.90
Class R-3:
4/30/2026[6,7]	16.76	.25	.48	.73	(.32 )	(.81 )	(1.13)	16.36	4.54 [8]	1,635	.66 [9]	.96 [9]	3.14 [9]
10/31/2025	15.67	.40	1.42	1.82	(.34 )	(.39 )	(.73 )	16.76	12.15	1,693.65		.95	2.54
10/31/2024	13.39	.36	2.32	2.68	(.30 )	(.10 )	(.40 )	15.67	20.29	1,751.65		.95	2.39
10/31/2023	13.36	.34	.17	.51	(.24 )	(.24 )	(.48 )	13.39	3.85	1,656.66		.97	2.49
10/31/2022	16.64	.23	(2.56)	(2.33)	(.12 )	(.83 )	(.95 )	13.36	(14.92)	1,744.66		.97	1.58
10/31/2021	14.33	.17	2.64	2.81	(.21 )	(.29 )	(.50 )	16.64	20.00	2,285.66		.96	1.05
Class R-4:
4/30/2026[6,7]	16.98	.28	.47	.75	(.36 )	(.81 )	(1.17)	16.56	4.66 [8]	1,442	.36 [9]	.66 [9]	3.44 [9]
10/31/2025	15.86	.45	1.45	1.90	(.39 )	(.39 )	(.78 )	16.98	12.53	1,565.36		.66	2.83
10/31/2024	13.55	.41	2.34	2.75	(.34 )	(.10 )	(.44 )	15.86	20.62	1,700.35		.65	2.70
10/31/2023	13.52	.39	.16	.55	(.28 )	(.24 )	(.52 )	13.55	4.14	1,702.36		.67	2.79
10/31/2022	16.83	.28	(2.59)	(2.31)	(.17 )	(.83 )	(1.00)	13.52	(14.67)	1,770.36		.67	1.89
10/31/2021	14.48	.21	2.68	2.89	(.25 )	(.29 )	(.54 )	16.83	20.35	2,399.36		.66	1.33
Class R-5E:
4/30/2026[6,7]	16.97	.29	.48	.77	(.40 )	(.81 )	(1.21)	16.53	4.76 [8]	891	.16 [9]	.46 [9]	3.60 [9]
10/31/2025	15.86	.48	1.44	1.92	(.42 )	(.39 )	(.81 )	16.97	12.73	927.15		.45	3.04
10/31/2024	13.55	.43	2.35	2.78	(.37 )	(.10 )	(.47 )	15.86	20.87	928.15		.45	2.88
10/31/2023	13.52	.42	.17	.59	(.32 )	(.24 )	(.56 )	13.55	4.39	852.16		.47	3.03
10/31/2022	16.83	.31	(2.59)	(2.28)	(.20 )	(.83 )	(1.03)	13.52	(14.50)	951.15		.46	2.07
10/31/2021	14.48	.25	2.68	2.93	(.29 )	(.29 )	(.58 )	16.83	20.64	1,093.15		.45	1.53
Class R-5:
4/30/2026[6,7]	17.21	.31	.49	.80	(.42 )	(.81 )	(1.23)	16.78	4.87 [8]	370	.06 [9]	.36 [9]	3.73 [9]
10/31/2025	16.08	.51	1.45	1.96	(.44 )	(.39 )	(.83 )	17.21	12.79	393.06		.36	3.15
10/31/2024	13.73	.46	2.38	2.84	(.39 )	(.10 )	(.49 )	16.08	21.01	430.06		.36	3.00
10/31/2023	13.69	.44	.17	.61	(.33 )	(.24 )	(.57 )	13.73	4.52	410.06		.37	3.13
10/31/2022	17.03	.33	(2.62)	(2.29)	(.22 )	(.83 )	(1.05)	13.69	(14.41)	478.05		.36	2.18
10/31/2021	14.65	.27	2.70	2.97	(.30 )	(.29 )	(.59 )	17.03	20.70	651.06		.36	1.66
Class R-6:
4/30/2026[6,7]	17.15	.31	.49	.80	(.43 )	(.81 )	(1.24)	16.71	4.88 [8]	21,184	.01 [9]	.31 [9]	3.77 [9]
10/31/2025	16.02	.51	1.45	1.96	(.44 )	(.39 )	(.83 )	17.15	12.90	21,929.01		.31	3.18
10/31/2024	13.69	.46	2.36	2.82	(.39 )	(.10 )	(.49 )	16.02	20.98	22,860.01		.31	3.03
10/31/2023	13.65	.44	.18	.62	(.34 )	(.24 )	(.58 )	13.69	4.60	19,995.01		.32	3.11
10/31/2022	16.99	.33	(2.61)	(2.28)	(.23 )	(.83 )	(1.06)	13.65	(14.40)	18,694.01		.32	2.22
10/31/2021	14.61	.27	2.71	2.98	(.31 )	(.29 )	(.60 )	16.99	20.81	20,701.01		.31	1.68
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	89

Financial highlights (continued)
2020 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$15.05	$.26	$.41	$.67	$(.35 )	$(.75 )	$(1.10)	$14.62	4.70%[8]	$2,246	.33%[9]	.62%[9]	3.62%[9]
10/31/2025	14.12	.42	1.20	1.62	(.37 )	(.32 )	(.69 )	15.05	12.07	2,261.32		.61	3.00
10/31/2024	12.17	.39	1.99	2.38	(.35 )	(.08 )	(.43 )	14.12	19.81	2,254.33		.62	2.88
10/31/2023	12.25	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.17	3.26	2,117.34		.64	3.12
10/31/2022	14.92	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.25	(12.72)	2,250.33		.62	2.19
10/31/2021	13.22	.24	2.04	2.28	(.31 )	(.27 )	(.58 )	14.92	17.65	2,707.35		.64	1.70
Class C:
4/30/2026[6,7]	14.69	.20	.41	.61	(.22 )	(.75 )	(.97 )	14.33	4.36 [8]	70	1.07 [9]	1.36 [9]	2.89 [9]
10/31/2025	13.79	.32	1.16	1.48	(.26 )	(.32 )	(.58 )	14.69	11.16	77	1.08	1.37	2.29
10/31/2024	11.88	.28	1.95	2.23	(.24 )	(.08 )	(.32 )	13.79	18.96	99	1.08	1.37	2.16
10/31/2023	11.95	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.88	2.53	108	1.09	1.39	2.39
10/31/2022	14.58	.19	(2.02)	(1.83)	(.09 )	(.71 )	(.80 )	11.95	(13.38)	131	1.08	1.37	1.46
10/31/2021	12.94	.14	1.99	2.13	(.22 )	(.27 )	(.49 )	14.58	16.74	170	1.08	1.37	.97
Class T:
4/30/2026[6,7]	15.07	.28	.41	.69	(.39 )	(.75 )	(1.14)	14.62	4.81 [8,12]	— [13]	.08 [9,12]	.37 [9,12]	3.93 [9,12]
10/31/2025	14.14	.46	1.20	1.66	(.41 )	(.32 )	(.73 )	15.07	12.34 [12]	— [13]	.08 [12]	.37 [12]	3.24 [12]
10/31/2024	12.19	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.14	20.11 [12]	— [13]	.09 [12]	.38 [12]	3.12 [12]
10/31/2023	12.27	.43	.01	.44	(.34 )	(.18 )	(.52 )	12.19	3.55 [12]	— [13]	.07 [12]	.37 [12]	3.40 [12]
10/31/2022	14.94	.33	(2.07)	(1.74)	(.22 )	(.71 )	(.93 )	12.27	(12.51)[12]	— [13]	.07 [12]	.36 [12]	2.48 [12]
10/31/2021	13.24	.28	2.03	2.31	(.34 )	(.27 )	(.61 )	14.94	17.86 [12]	— [13]	.13 [12]	.42 [12]	1.93 [12]
Class F-1:
4/30/2026[6,7]	14.92	.26	.41	.67	(.35 )	(.75 )	(1.10)	14.49	4.70 [8]	45	.39 [9]	.68 [9]	3.60 [9]
10/31/2025	14.01	.41	1.19	1.60	(.37 )	(.32 )	(.69 )	14.92	11.98	46.36		.65	2.95
10/31/2024	12.08	.38	1.97	2.35	(.34 )	(.08 )	(.42 )	14.01	19.78	43.37		.66	2.86
10/31/2023	12.16	.39	.01	.40	(.30 )	(.18 )	(.48 )	12.08	3.23	44.36		.66	3.16
10/31/2022	14.81	.29	(2.04)	(1.75)	(.19 )	(.71 )	(.90 )	12.16	(12.72)	48.38		.67	2.17
10/31/2021	13.14	.24	2.01	2.25	(.31 )	(.27 )	(.58 )	14.81	17.52	61.37		.66	1.70
Class F-2:
4/30/2026[6,7]	15.03	.28	.42	.70	(.39 )	(.75 )	(1.14)	14.59	4.89 [8]	168	.10 [9]	.39 [9]	3.86 [9]
10/31/2025	14.11	.46	1.19	1.65	(.41 )	(.32 )	(.73 )	15.03	12.29	165.09		.38	3.22
10/31/2024	12.16	.42	1.99	2.41	(.38 )	(.08 )	(.46 )	14.11	20.12	146.10		.39	3.11
10/31/2023	12.24	.42	.02	.44	(.34 )	(.18 )	(.52 )	12.16	3.53	136.10		.40	3.37
10/31/2022	14.92	.33	(2.07)	(1.74)	(.23 )	(.71 )	(.94 )	12.24	(12.57)	149.09		.38	2.44
10/31/2021	13.22	.28	2.04	2.32	(.35 )	(.27 )	(.62 )	14.92	17.94	176.09		.38	1.94
Class F-3:
4/30/2026[6,7]	15.09	.29	.41	.70	(.40 )	(.75 )	(1.15)	14.64	4.88 [8]	32	.01 [9]	.30 [9]	3.97 [9]
10/31/2025	14.16	.46	1.21	1.67	(.42 )	(.32 )	(.74 )	15.09	12.41	32.01		.30	3.25
10/31/2024	12.21	.43	1.99	2.42	(.39 )	(.08 )	(.47 )	14.16	20.16	25.01		.30	3.20
10/31/2023	12.29	.42	.03	.45	(.35 )	(.18 )	(.53 )	12.21	3.62	21.01		.31	3.38
10/31/2022	14.96	.34	(2.06)	(1.72)	(.24 )	(.71 )	(.95 )	12.29	(12.39)	15.01		.30	2.53
10/31/2021	13.26	.29	2.04	2.33	(.36 )	(.27 )	(.63 )	14.96	17.98	18.01		.30	2.00
Class R-1:
4/30/2026[6,7]	14.84	.20	.41	.61	(.24 )	(.75 )	(.99 )	14.46	4.33 [8]	8	1.11 [9]	1.40 [9]	2.83 [9]
10/31/2025	13.92	.31	1.20	1.51	(.27 )	(.32 )	(.59 )	14.84	11.30	8	1.05	1.34	2.24
10/31/2024	12.00	.29	1.95	2.24	(.24 )	(.08 )	(.32 )	13.92	18.88	7	1.04	1.33	2.21
10/31/2023	12.05	.29	.03	.32	(.19 )	(.18 )	(.37 )	12.00	2.57	8	1.10	1.40	2.36
10/31/2022	14.66	.18	(2.04)	(1.86)	(.04 )	(.71 )	(.75 )	12.05	(13.44)	10	1.10	1.39	1.40
10/31/2021	12.99	.14	2.00	2.14	(.20 )	(.27 )	(.47 )	14.66	16.74	15	1.11	1.40	.96
Refer to the end of the table(s) for footnote(s).

90	American Funds Target Date Retirement Series

Financial highlights (continued)
2020 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$14.68	$.20	$.40	$.60	$(.23 )	$(.75 )	$(.98 )	$14.30	4.31%[8]	$427	1.11%[9]	1.40%[9]	2.85%[9]
10/31/2025	13.79	.31	1.16	1.47	(.26 )	(.32 )	(.58 )	14.68	11.15	432	1.10	1.39	2.23
10/31/2024	11.89	.28	1.94	2.22	(.24 )	(.08 )	(.32 )	13.79	18.91	458	1.10	1.39	2.13
10/31/2023	11.96	.29	.02	.31	(.20 )	(.18 )	(.38 )	11.89	2.51	445	1.10	1.40	2.38
10/31/2022	14.58	.19	(2.03)	(1.84)	(.07 )	(.71 )	(.78 )	11.96	(13.41)	509	1.11	1.40	1.44
10/31/2021	12.94	.14	1.98	2.12	(.21 )	(.27 )	(.48 )	14.58	16.68	678	1.10	1.39	.97
Class R-2E:
4/30/2026[6,7]	14.71	.22	.40	.62	(.27 )	(.75 )	(1.02)	14.31	4.47 [8]	126	.81 [9]	1.10 [9]	3.15 [9]
10/31/2025	13.82	.35	1.17	1.52	(.31 )	(.32 )	(.63 )	14.71	11.48	140.80		1.09	2.52
10/31/2024	11.92	.32	1.94	2.26	(.28 )	(.08 )	(.36 )	13.82	19.21	139.81		1.10	2.45
10/31/2023	11.99	.33	.02	.35	(.24 )	(.18 )	(.42 )	11.92	2.85	144.81		1.11	2.70
10/31/2022	14.62	.23	(2.03)	(1.80)	(.12 )	(.71 )	(.83 )	11.99	(13.16)	174.81		1.10	1.73
10/31/2021	12.97	.18	1.99	2.17	(.25 )	(.27 )	(.52 )	14.62	17.05	227.81		1.10	1.26
Class R-3:
4/30/2026[6,7]	14.88	.24	.40	.64	(.30 )	(.75 )	(1.05)	14.47	4.53 [8]	711	.66 [9]	.95 [9]	3.30 [9]
10/31/2025	13.97	.38	1.17	1.55	(.32 )	(.32 )	(.64 )	14.88	11.64	727.65		.94	2.69
10/31/2024	12.04	.34	1.97	2.31	(.30 )	(.08 )	(.38 )	13.97	19.46	772.65		.94	2.58
10/31/2023	12.11	.35	.02	.37	(.26 )	(.18 )	(.44 )	12.04	2.97	788.66		.96	2.83
10/31/2022	14.76	.25	(2.05)	(1.80)	(.14 )	(.71 )	(.85 )	12.11	(13.04)	905.66		.95	1.89
10/31/2021	13.08	.20	2.02	2.22	(.27 )	(.27 )	(.54 )	14.76	17.30	1,236.66		.95	1.41
Class R-4:
4/30/2026[6,7]	15.03	.26	.41	.67	(.34 )	(.75 )	(1.09)	14.61	4.71 [8]	764	.36 [9]	.65 [9]	3.60 [9]
10/31/2025	14.11	.42	1.19	1.61	(.37 )	(.32 )	(.69 )	15.03	11.96	811.36		.65	2.98
10/31/2024	12.16	.38	1.99	2.37	(.34 )	(.08 )	(.42 )	14.11	19.80	875.35		.64	2.87
10/31/2023	12.23	.39	.02	.41	(.30 )	(.18 )	(.48 )	12.16	3.28	883.36		.66	3.12
10/31/2022	14.90	.29	(2.06)	(1.77)	(.19 )	(.71 )	(.90 )	12.23	(12.78)	980.35		.64	2.20
10/31/2021	13.20	.24	2.03	2.27	(.30 )	(.27 )	(.57 )	14.90	17.61	1,420.36		.65	1.69
Class R-5E:
4/30/2026[6,7]	15.00	.27	.41	.68	(.37 )	(.75 )	(1.12)	14.56	4.82 [8]	400	.16 [9]	.45 [9]	3.80 [9]
10/31/2025	14.08	.45	1.19	1.64	(.40 )	(.32 )	(.72 )	15.00	12.24	418.15		.44	3.18
10/31/2024	12.14	.41	1.98	2.39	(.37 )	(.08 )	(.45 )	14.08	20.00	430.15		.44	3.07
10/31/2023	12.21	.42	.02	.44	(.33 )	(.18 )	(.51 )	12.14	3.54	422.16		.46	3.36
10/31/2022	14.88	.32	(2.06)	(1.74)	(.22 )	(.71 )	(.93 )	12.21	(12.61)	514.15		.44	2.37
10/31/2021	13.19	.27	2.03	2.30	(.34 )	(.27 )	(.61 )	14.88	17.84	635.15		.44	1.90
Class R-5:
4/30/2026[6,7]	15.21	.28	.42	.70	(.39 )	(.75 )	(1.14)	14.77	4.85 [8]	166	.06 [9]	.35 [9]	3.89 [9]
10/31/2025	14.27	.47	1.20	1.67	(.41 )	(.32 )	(.73 )	15.21	12.32	179.06		.35	3.27
10/31/2024	12.30	.43	2.00	2.43	(.38 )	(.08 )	(.46 )	14.27	20.10	194.06		.35	3.18
10/31/2023	12.37	.44	.01	.45	(.34 )	(.18 )	(.52 )	12.30	3.61	198.06		.36	3.44
10/31/2022	15.06	.34	(2.09)	(1.75)	(.23 )	(.71 )	(.94 )	12.37	(12.49)	240.05		.34	2.50
10/31/2021	13.34	.29	2.05	2.34	(.35 )	(.27 )	(.62 )	15.06	17.96	347.06		.35	2.02
Class R-6:
4/30/2026[6,7]	15.15	.29	.41	.70	(.40 )	(.75 )	(1.15)	14.70	4.86 [8]	9,220	.01 [9]	.30 [9]	3.94 [9]
10/31/2025	14.22	.47	1.20	1.67	(.42 )	(.32 )	(.74 )	15.15	12.36	9,605.01		.30	3.33
10/31/2024	12.25	.43	2.01	2.44	(.39 )	(.08 )	(.47 )	14.22	20.26	10,346.01		.30	3.21
10/31/2023	12.33	.43	.02	.45	(.35 )	(.18 )	(.53 )	12.25	3.60	9,661.01		.31	3.44
10/31/2022	15.01	.34	(2.07)	(1.73)	(.24 )	(.71 )	(.95 )	12.33	(12.42)	9,758.01		.30	2.52
10/31/2021	13.30	.29	2.05	2.34	(.36 )	(.27 )	(.63 )	15.01	18.00	11,579.01		.30	2.03
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	91

Financial highlights (continued)
2015 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$13.62	$.25	$.35	$.60	$(.34 )	$(.64 )	$(.98 )	$13.24	4.55%[8]	$809	.32%[9]	.61%[9]	3.75%[9]
10/31/2025	12.89	.40	.97	1.37	(.36 )	(.28 )	(.64 )	13.62	11.19	821.33		.62	3.13
10/31/2024	11.25	.37	1.69	2.06	(.33 )	(.09 )	(.42 )	12.89	18.63	833.34		.63	3.02
10/31/2023	11.34	.38	(.05 )	.33	(.29 )	(.13 )	(.42 )	11.25	2.88	786.34		.63	3.26
10/31/2022	13.50	.28	(1.79)	(1.51)	(.20 )	(.45 )	(.65 )	11.34	(11.83)	851.33		.62	2.27
10/31/2021	12.02	.23	1.76	1.99	(.31 )	(.20 )	(.51 )	13.50	16.91	1,046.35		.63	1.80
Class C:
4/30/2026[6,7]	13.38	.20	.33	.53	(.21 )	(.64 )	(.85 )	13.06	4.12 [8]	15	1.06 [9]	1.35 [9]	3.03 [9]
10/31/2025	12.65	.31	.95	1.26	(.25 )	(.28 )	(.53 )	13.38	10.41	18	1.07	1.36	2.42
10/31/2024	11.03	.28	1.65	1.93	(.22 )	(.09 )	(.31 )	12.65	17.76	21	1.08	1.37	2.30
10/31/2023	11.11	.29	(.05 )	.24	(.19 )	(.13 )	(.32 )	11.03	2.11	26	1.09	1.38	2.56
10/31/2022	13.24	.18	(1.76)	(1.58)	(.10 )	(.45 )	(.55 )	11.11	(12.50)	35	1.08	1.37	1.52
10/31/2021	11.79	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.24	16.09	46	1.08	1.36	1.07
Class T:
4/30/2026[6,7]	13.63	.27	.34	.61	(.37 )	(.64 )	(1.01)	13.23	4.66 [8,12]	— [13]	.08 [9,12]	.37 [9,12]	4.05 [9,12]
10/31/2025	12.90	.44	.96	1.40	(.39 )	(.28 )	(.67 )	13.63	11.48 [12]	— [13]	.08 [12]	.37 [12]	3.38 [12]
10/31/2024	11.27	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.90	18.83 [12]	— [13]	.09 [12]	.38 [12]	3.27 [12]
10/31/2023	11.35	.41	(.04 )	.37	(.32 )	(.13 )	(.45 )	11.27	3.26 [12]	— [13]	.07 [12]	.36 [12]	3.53 [12]
10/31/2022	13.51	.31	(1.79)	(1.48)	(.23 )	(.45 )	(.68 )	11.35	(11.62)[12]	— [13]	.07 [12]	.36 [12]	2.54 [12]
10/31/2021	12.03	.26	1.75	2.01	(.33 )	(.20 )	(.53 )	13.51	17.14 [12]	— [13]	.13 [12]	.41 [12]	2.02 [12]
Class F-1:
4/30/2026[6,7]	13.51	.24	.35	.59	(.33 )	(.64 )	(.97 )	13.13	4.44 [8]	13	.39 [9]	.68 [9]	3.69 [9]
10/31/2025	12.80	.40	.95	1.35	(.36 )	(.28 )	(.64 )	13.51	11.15	13.37		.66	3.11
10/31/2024	11.17	.36	1.68	2.04	(.32 )	(.09 )	(.41 )	12.80	18.64	13.37		.66	2.98
10/31/2023	11.25	.37	(.04 )	.33	(.28 )	(.13 )	(.41 )	11.17	2.92	11.36		.65	3.21
10/31/2022	13.40	.27	(1.78)	(1.51)	(.19 )	(.45 )	(.64 )	11.25	(11.90)	12.38		.67	2.23
10/31/2021	11.94	.23	1.74	1.97	(.31 )	(.20 )	(.51 )	13.40	16.83	15.37		.65	1.79
Class F-2:
4/30/2026[6,7]	13.61	.26	.35	.61	(.37 )	(.64 )	(1.01)	13.21	4.65 [8]	48	.10 [9]	.39 [9]	3.97 [9]
10/31/2025	12.88	.43	.97	1.40	(.39 )	(.28 )	(.67 )	13.61	11.49	48.09		.38	3.37
10/31/2024	11.25	.40	1.68	2.08	(.36 )	(.09 )	(.45 )	12.88	18.84	50.10		.39	3.27
10/31/2023	11.33	.40	(.03 )	.37	(.32 )	(.13 )	(.45 )	11.25	3.24	47.10		.39	3.50
10/31/2022	13.50	.31	(1.80)	(1.49)	(.23 )	(.45 )	(.68 )	11.33	(11.68)	49.09		.38	2.50
10/31/2021	12.02	.27	1.75	2.02	(.34 )	(.20 )	(.54 )	13.50	17.21	57.09		.37	2.04
Class F-3:
4/30/2026[6,7]	13.66	.27	.34	.61	(.38 )	(.64 )	(1.02)	13.25	4.65 [8]	10	.01 [9]	.30 [9]	4.16 [9]
10/31/2025	12.93	.44	.97	1.41	(.40 )	(.28 )	(.68 )	13.66	11.55	10.01		.30	3.44
10/31/2024	11.28	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.93	19.08	7.01		.30	3.35
10/31/2023	11.37	.42	(.05 )	.37	(.33 )	(.13 )	(.46 )	11.28	3.24	7.01		.30	3.58
10/31/2022	13.54	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.37	(11.57)	6.01		.30	2.59
10/31/2021	12.05	.27	1.77	2.04	(.35 )	(.20 )	(.55 )	13.54	17.34	8.01		.29	2.02
Class R-1:
4/30/2026[6,7]	13.34	.19	.34	.53	(.24 )	(.64 )	(.88 )	12.99	4.12 [8]	6	1.11 [9]	1.40 [9]	2.94 [9]
10/31/2025	12.61	.30	.96	1.26	(.25 )	(.28 )	(.53 )	13.34	10.40	6	1.10	1.39	2.34
10/31/2024	11.02	.27	1.65	1.92	(.24 )	(.09 )	(.33 )	12.61	17.66	5	1.10	1.39	2.23
10/31/2023	11.10	.28	(.03 )	.25	(.20 )	(.13 )	(.33 )	11.02	2.19	6	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.76)	(1.58)	(.09 )	(.45 )	(.54 )	11.10	(12.54)	6	1.10	1.39	1.50
10/31/2021	11.77	.14	1.72	1.86	(.21 )	(.20 )	(.41 )	13.22	16.03	7	1.11	1.39	1.07
Refer to the end of the table(s) for footnote(s).

92	American Funds Target Date Retirement Series

Financial highlights (continued)
2015 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$13.34	$.19	$.34	$.53	$(.23 )	$(.64 )	$(.87 )	$13.00	4.10%[8]	$130	1.11%[9]	1.40%[9]	2.97%[9]
10/31/2025	12.63	.30	.95	1.25	(.26 )	(.28 )	(.54 )	13.34	10.36	133	1.10	1.39	2.37
10/31/2024	11.03	.27	1.65	1.92	(.23 )	(.09 )	(.32 )	12.63	17.68	141	1.10	1.39	2.28
10/31/2023	11.10	.28	(.03 )	.25	(.19 )	(.13 )	(.32 )	11.03	2.19	144	1.10	1.39	2.50
10/31/2022	13.22	.18	(1.75)	(1.57)	(.10 )	(.45 )	(.55 )	11.10	(12.49)	163	1.11	1.40	1.51
10/31/2021	11.78	.14	1.71	1.85	(.21 )	(.20 )	(.41 )	13.22	16.00	223	1.10	1.38	1.06
Class R-2E:
4/30/2026[6,7]	13.33	.21	.35	.56	(.27 )	(.64 )	(.91 )	12.98	4.24 [8]	48	.82 [9]	1.11 [9]	3.21 [9]
10/31/2025	12.63	.33	.95	1.28	(.30 )	(.28 )	(.58 )	13.33	10.67	49.80		1.09	2.65
10/31/2024	11.03	.31	1.65	1.96	(.27 )	(.09 )	(.36 )	12.63	18.06	49.81		1.10	2.56
10/31/2023	11.11	.33	(.06 )	.27	(.22 )	(.13 )	(.35 )	11.03	2.43	48.81		1.10	2.88
10/31/2022	13.23	.22	(1.75)	(1.53)	(.14 )	(.45 )	(.59 )	11.11	(12.21)	63.81		1.10	1.80
10/31/2021	11.79	.17	1.72	1.89	(.25 )	(.20 )	(.45 )	13.23	16.32	81.81		1.09	1.35
Class R-3:
4/30/2026[6,7]	13.49	.22	.35	.57	(.29 )	(.64 )	(.93 )	13.13	4.29 [8]	231	.66 [9]	.95 [9]	3.42 [9]
10/31/2025	12.77	.36	.96	1.32	(.32 )	(.28 )	(.60 )	13.49	10.83	243.65		.94	2.82
10/31/2024	11.15	.33	1.67	2.00	(.29 )	(.09 )	(.38 )	12.77	18.21	268.65		.94	2.71
10/31/2023	11.22	.34	(.03 )	.31	(.25 )	(.13 )	(.38 )	11.15	2.69	263.66		.95	2.96
10/31/2022	13.37	.24	(1.79)	(1.55)	(.15 )	(.45 )	(.60 )	11.22	(12.19)	307.66		.95	1.95
10/31/2021	11.90	.19	1.75	1.94	(.27 )	(.20 )	(.47 )	13.37	16.63	415.66		.94	1.51
Class R-4:
4/30/2026[6,7]	13.62	.24	.35	.59	(.33 )	(.64 )	(.97 )	13.24	4.50 [8]	183	.36 [9]	.65 [9]	3.70 [9]
10/31/2025	12.88	.40	.98	1.38	(.36 )	(.28 )	(.64 )	13.62	11.23	199.36		.65	3.11
10/31/2024	11.25	.37	1.67	2.04	(.32 )	(.09 )	(.41 )	12.88	18.51	206.35		.64	3.02
10/31/2023	11.33	.38	(.05 )	.33	(.28 )	(.13 )	(.41 )	11.25	2.92	219.36		.65	3.26
10/31/2022	13.48	.28	(1.78)	(1.50)	(.20 )	(.45 )	(.65 )	11.33	(11.81)	254.35		.64	2.25
10/31/2021	12.00	.23	1.75	1.98	(.30 )	(.20 )	(.50 )	13.48	16.86	348.36		.64	1.77
Class R-5E:
4/30/2026[6,7]	13.57	.25	.35	.60	(.36 )	(.64 )	(1.00)	13.17	4.60 [8]	94	.16 [9]	.45 [9]	3.89 [9]
10/31/2025	12.85	.43	.95	1.38	(.38 )	(.28 )	(.66 )	13.57	11.36	96.15		.44	3.33
10/31/2024	11.21	.39	1.69	2.08	(.35 )	(.09 )	(.44 )	12.85	18.91	103.15		.44	3.20
10/31/2023	11.30	.40	(.05 )	.35	(.31 )	(.13 )	(.44 )	11.21	3.08	109.16		.45	3.48
10/31/2022	13.45	.30	(1.78)	(1.48)	(.22 )	(.45 )	(.67 )	11.30	(11.66)	133.15		.44	2.43
10/31/2021	11.98	.26	1.74	2.00	(.33 )	(.20 )	(.53 )	13.45	17.12	181.15		.43	2.00
Class R-5:
4/30/2026[6,7]	13.75	.27	.35	.62	(.37 )	(.64 )	(1.01)	13.36	4.63 [8]	59	.06 [9]	.35 [9]	4.02 [9]
10/31/2025	13.01	.44	.98	1.42	(.40 )	(.28 )	(.68 )	13.75	11.49	62.06		.35	3.41
10/31/2024	11.35	.41	1.70	2.11	(.36 )	(.09 )	(.45 )	13.01	18.98	70.06		.35	3.31
10/31/2023	11.44	.41	(.05 )	.36	(.32 )	(.13 )	(.45 )	11.35	3.16	69.06		.35	3.55
10/31/2022	13.61	.32	(1.80)	(1.48)	(.24 )	(.45 )	(.69 )	11.44	(11.55)	80.05		.34	2.56
10/31/2021	12.11	.28	1.76	2.04	(.34 )	(.20 )	(.54 )	13.61	17.27	90.06		.34	2.11
Class R-6:
4/30/2026[6,7]	13.68	.27	.35	.62	(.38 )	(.64 )	(1.02)	13.28	4.72 [8]	2,912	.01 [9]	.30 [9]	4.06 [9]
10/31/2025	12.95	.45	.96	1.41	(.40 )	(.28 )	(.68 )	13.68	11.53	3,017.01		.30	3.45
10/31/2024	11.30	.41	1.70	2.11	(.37 )	(.09 )	(.46 )	12.95	19.04	3,223.01		.30	3.35
10/31/2023	11.39	.41	(.04 )	.37	(.33 )	(.13 )	(.46 )	11.30	3.23	3,000.01		.30	3.56
10/31/2022	13.56	.32	(1.79)	(1.47)	(.25 )	(.45 )	(.70 )	11.39	(11.55)	3,025	— [14]	.29	2.58
10/31/2021	12.07	.28	1.76	2.04	(.35 )	(.20 )	(.55 )	13.56	17.31	3,480.01		.29	2.11
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	93

Financial highlights (continued)
2010 Fund

	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class A:
4/30/2026[6,7]	$12.88	$.24	$.31	$.55	$(.32 )	$(.52 )	$(.84 )	$12.59	4.42%[8]	$535	.32%[9]	.59%[9]	3.84%[9]
10/31/2025	12.22	.39	.86	1.25	(.35 )	(.24 )	(.59 )	12.88	10.81	533.33		.60	3.19
10/31/2024	10.74	.37	1.51	1.88	(.32 )	(.08 )	(.40 )	12.22	17.81	529.34		.62	3.14
10/31/2023	10.83	.36	(.08 )	.28	(.27 )	(.10 )	(.37 )	10.74	2.54	514.34		.62	3.30
10/31/2022	12.60	.25	(1.55)	(1.30)	(.19 )	(.28 )	(.47 )	10.83	(10.80)	561.34		.61	2.18
10/31/2021	11.37	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.60	14.96	660.34		.61	1.73
Class C:
4/30/2026[6,7]	12.64	.19	.30	.49	(.21 )	(.52 )	(.73 )	12.40	4.02 [8]	14	1.08 [9]	1.35 [9]	3.08 [9]
10/31/2025	11.98	.30	.85	1.15	(.25 )	(.24 )	(.49 )	12.64	10.05	14	1.08	1.35	2.47
10/31/2024	10.53	.27	1.48	1.75	(.22 )	(.08 )	(.30 )	11.98	16.86	17	1.09	1.37	2.40
10/31/2023	10.62	.28	(.09 )	.19	(.18 )	(.10 )	(.28 )	10.53	1.71	20	1.09	1.37	2.57
10/31/2022	12.36	.17	(1.53)	(1.36)	(.10 )	(.28 )	(.38 )	10.62	(11.38)	25	1.08	1.35	1.44
10/31/2021	11.16	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.36	14.11	32	1.07	1.34	.99
Class T:
4/30/2026[6,7]	12.89	.26	.31	.57	(.35 )	(.52 )	(.87 )	12.59	4.60 [8,12]	— [13]	.08 [9,12]	.35 [9,12]	4.14 [9,12]
10/31/2025	12.23	.42	.86	1.28	(.38 )	(.24 )	(.62 )	12.89	11.08 [12]	— [13]	.08 [12]	.35 [12]	3.44 [12]
10/31/2024	10.75	.39	1.52	1.91	(.35 )	(.08 )	(.43 )	12.23	18.12 [12]	— [13]	.09 [12]	.37 [12]	3.38 [12]
10/31/2023	10.85	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.75	2.76 [12]	— [13]	.07 [12]	.35 [12]	3.57 [12]
10/31/2022	12.61	.29	(1.56)	(1.27)	(.21 )	(.28 )	(.49 )	10.85	(10.51)[12]	— [13]	.07 [12]	.34 [12]	2.47 [12]
10/31/2021	11.38	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.61	15.18 [12]	— [13]	.13 [12]	.40 [12]	1.95 [12]
Class F-1:
4/30/2026[6,7]	12.78	.24	.30	.54	(.32 )	(.52 )	(.84 )	12.48	4.37 [8]	15	.38 [9]	.65 [9]	3.81 [9]
10/31/2025	12.14	.38	.86	1.24	(.36 )	(.24 )	(.60 )	12.78	10.76	14.36		.63	3.15
10/31/2024	10.67	.35	1.51	1.86	(.31 )	(.08 )	(.39 )	12.14	17.80	11.37		.65	3.07
10/31/2023	10.77	.36	(.09 )	.27	(.27 )	(.10 )	(.37 )	10.67	2.48	10.36		.64	3.25
10/31/2022	12.53	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.77	(10.80)	10.37		.64	2.16
10/31/2021	11.31	.21	1.45	1.66	(.28 )	(.16 )	(.44 )	12.53	14.93	10.37		.64	1.69
Class F-2:
4/30/2026[6,7]	12.86	.25	.32	.57	(.35 )	(.52 )	(.87 )	12.56	4.60 [8]	45	.10 [9]	.37 [9]	4.07 [9]
10/31/2025	12.20	.42	.86	1.28	(.38 )	(.24 )	(.62 )	12.86	11.10	43.09		.36	3.43
10/31/2024	10.73	.40	1.50	1.90	(.35 )	(.08 )	(.43 )	12.20	18.03	40.10		.38	3.40
10/31/2023	10.83	.39	(.09 )	.30	(.30 )	(.10 )	(.40 )	10.73	2.75	41.10		.38	3.51
10/31/2022	12.59	.28	(1.54)	(1.26)	(.22 )	(.28 )	(.50 )	10.83	(10.50)	40.09		.36	2.42
10/31/2021	11.36	.24	1.46	1.70	(.31 )	(.16 )	(.47 )	12.59	15.26	40.09		.36	1.96
Class F-3:
4/30/2026[6,7]	12.90	.25	.32	.57	(.36 )	(.52 )	(.88 )	12.59	4.59 [8]	12	.01 [9]	.28 [9]	4.09 [9]
10/31/2025	12.24	.43	.86	1.29	(.39 )	(.24 )	(.63 )	12.90	11.17	10.01		.28	3.50
10/31/2024	10.76	.40	1.52	1.92	(.36 )	(.08 )	(.44 )	12.24	18.18	10.01		.29	3.46
10/31/2023	10.86	.41	(.10 )	.31	(.31 )	(.10 )	(.41 )	10.76	2.83	9.01		.29	3.67
10/31/2022	12.63	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.86	(10.47)	9.01		.28	2.49
10/31/2021	11.39	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.63	15.40	8.01		.28	2.08
Class R-1:
4/30/2026[6,7]	12.78	.20	.30	.50	(.20 )	(.52 )	(.72 )	12.56	4.01 [8]	2	1.10 [9]	1.37 [9]	3.21 [9]
10/31/2025	12.13	.31	.84	1.15	(.26 )	(.24 )	(.50 )	12.78	9.95	2	1.10	1.37	2.52
10/31/2024	10.67	.27	1.51	1.78	(.24 )	(.08 )	(.32 )	12.13	16.89	3	1.10	1.38	2.34
10/31/2023	10.78	.27	(.08 )	.19	(.20 )	(.10 )	(.30 )	10.67	1.72	2	1.10	1.38	2.47
10/31/2022	12.54	.16	(1.54)	(1.38)	(.10 )	(.28 )	(.38 )	10.78	(11.42)	2	1.10	1.37	1.42
10/31/2021	11.33	.12	1.46	1.58	(.21 )	(.16 )	(.37 )	12.54	14.10	2	1.11	1.38	1.00
Refer to the end of the table(s) for footnote(s).

94	American Funds Target Date Retirement Series

Financial highlights (continued)
2010 Fund (continued)
	Net asset value, beginning of year	Income (loss) from investment operations[1]			Dividends and distributions			Net asset value, end of year	Total return[2]	Net assets, end of year (in millions)	Ratio of expenses to average net assets[4]	Net effective expense ratio[5]	Ratio of net income (loss) to average net assets
Year ended		Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions
Class R-2:
4/30/2026[6,7]	$12.64	$.19	$.30	$.49	$(.22 )	$(.52 )	$(.74 )	$12.39	4.03%[8]	$73	1.11%[9]	1.38%[9]	3.05%[9]
10/31/2025	12.00	.29	.85	1.14	(.26 )	(.24 )	(.50 )	12.64	9.91	76	1.10	1.37	2.41
10/31/2024	10.55	.27	1.49	1.76	(.23 )	(.08 )	(.31 )	12.00	16.94	75	1.10	1.38	2.39
10/31/2023	10.64	.28	(.10 )	.18	(.17 )	(.10 )	(.27 )	10.55	1.70	76	1.10	1.38	2.56
10/31/2022	12.38	.16	(1.53)	(1.37)	(.09 )	(.28 )	(.37 )	10.64	(11.46)	85	1.11	1.38	1.43
10/31/2021	11.18	.12	1.44	1.56	(.20 )	(.16 )	(.36 )	12.38	14.09	106	1.10	1.37	.99
Class R-2E:
4/30/2026[6,7]	12.61	.20	.31	.51	(.25 )	(.52 )	(.77 )	12.35	4.19 [8]	38	.82 [9]	1.09 [9]	3.33 [9]
10/31/2025	11.98	.33	.84	1.17	(.30 )	(.24 )	(.54 )	12.61	10.24	40.80		1.07	2.72
10/31/2024	10.53	.31	1.48	1.79	(.26 )	(.08 )	(.34 )	11.98	17.30	42.81		1.09	2.69
10/31/2023	10.62	.32	(.10 )	.22	(.21 )	(.10 )	(.31 )	10.53	2.01	40.81		1.09	2.94
10/31/2022	12.36	.20	(1.53)	(1.33)	(.13 )	(.28 )	(.41 )	10.62	(11.18)	54.81		1.08	1.71
10/31/2021	11.16	.15	1.44	1.59	(.23 )	(.16 )	(.39 )	12.36	14.46	70.81		1.08	1.25
Class R-3:
4/30/2026[6,7]	12.77	.22	.31	.53	(.28 )	(.52 )	(.80 )	12.50	4.27 [8]	168	.66 [9]	.93 [9]	3.50 [9]
10/31/2025	12.12	.35	.85	1.20	(.31 )	(.24 )	(.55 )	12.77	10.41	172.65		.92	2.86
10/31/2024	10.65	.33	1.50	1.83	(.28 )	(.08 )	(.36 )	12.12	17.44	170.65		.93	2.83
10/31/2023	10.75	.33	(.10 )	.23	(.23 )	(.10 )	(.33 )	10.65	2.11	173.66		.94	3.00
10/31/2022	12.49	.22	(1.54)	(1.32)	(.14 )	(.28 )	(.42 )	10.75	(10.99)	205.66		.93	1.87
10/31/2021	11.27	.17	1.45	1.62	(.24 )	(.16 )	(.40 )	12.49	14.62	263.66		.93	1.44
Class R-4:
4/30/2026[6,7]	12.87	.24	.30	.54	(.31 )	(.52 )	(.83 )	12.58	4.37 [8]	163	.36 [9]	.63 [9]	3.81 [9]
10/31/2025	12.20	.39	.86	1.25	(.34 )	(.24 )	(.58 )	12.87	10.83	178.36		.63	3.23
10/31/2024	10.72	.36	1.52	1.88	(.32 )	(.08 )	(.40 )	12.20	17.82	206.35		.63	3.13
10/31/2023	10.82	.36	(.10 )	.26	(.26 )	(.10 )	(.36 )	10.72	2.41	211.36		.64	3.28
10/31/2022	12.58	.25	(1.55)	(1.30)	(.18 )	(.28 )	(.46 )	10.82	(10.78)	235.35		.62	2.18
10/31/2021	11.35	.21	1.46	1.67	(.28 )	(.16 )	(.44 )	12.58	14.97	315.36		.63	1.73
Class R-5E:
4/30/2026[6,7]	12.83	.25	.31	.56	(.34 )	(.52 )	(.86 )	12.53	4.51 [8]	73	.16 [9]	.43 [9]	3.99 [9]
10/31/2025	12.18	.41	.86	1.27	(.38 )	(.24 )	(.62 )	12.83	10.96	84.15		.42	3.38
10/31/2024	10.70	.38	1.52	1.90	(.34 )	(.08 )	(.42 )	12.18	18.09	93.15		.43	3.31
10/31/2023	10.80	.39	(.10 )	.29	(.29 )	(.10 )	(.39 )	10.70	2.67	91.16		.44	3.55
10/31/2022	12.56	.28	(1.55)	(1.27)	(.21 )	(.28 )	(.49 )	10.80	(10.60)	118.15		.42	2.37
10/31/2021	11.34	.23	1.46	1.69	(.31 )	(.16 )	(.47 )	12.56	15.14	141.16		.43	1.90
Class R-5:
4/30/2026[6,7]	13.00	.26	.30	.56	(.35 )	(.52 )	(.87 )	12.69	4.50 [8]	42	.06 [9]	.33 [9]	4.09 [9]
10/31/2025	12.33	.43	.87	1.30	(.39 )	(.24 )	(.63 )	13.00	11.11	42.06		.33	3.48
10/31/2024	10.83	.41	1.52	1.93	(.35 )	(.08 )	(.43 )	12.33	18.19	46.06		.34	3.46
10/31/2023	10.93	.40	(.10 )	.30	(.30 )	(.10 )	(.40 )	10.83	2.75	52.06		.34	3.60
10/31/2022	12.70	.29	(1.56)	(1.27)	(.22 )	(.28 )	(.50 )	10.93	(10.46)	60.05		.32	2.49
10/31/2021	11.46	.25	1.46	1.71	(.31 )	(.16 )	(.47 )	12.70	15.24	72.06		.33	2.05
Class R-6:
4/30/2026[6,7]	12.94	.26	.32	.58	(.36 )	(.52 )	(.88 )	12.64	4.66 [8]	2,614	.01 [9]	.28 [9]	4.14 [9]
10/31/2025	12.28	.43	.86	1.29	(.39 )	(.24 )	(.63 )	12.94	11.13	2,664.01		.28	3.51
10/31/2024	10.79	.40	1.53	1.93	(.36 )	(.08 )	(.44 )	12.28	18.22	2,728.01		.29	3.46
10/31/2023	10.89	.40	(.09 )	.31	(.31 )	(.10 )	(.41 )	10.79	2.82	2,466.01		.29	3.60
10/31/2022	12.66	.29	(1.55)	(1.26)	(.23 )	(.28 )	(.51 )	10.89	(10.45)	2,491.01		.28	2.51
10/31/2021	11.42	.25	1.47	1.72	(.32 )	(.16 )	(.48 )	12.66	15.36	2,713.01		.28	2.05
Refer to the end of the table(s) for footnote(s).

American Funds Target Date Retirement Series	95

Financial highlights (continued)

Portfolio turnover rate for all share classes	Six months ended April 30, 20266,[7,8,15]	Year ended October 31,
		2025	2024	2023	2022	2021
2070 Fund	3%	5%	7%[6,7,11]
2065 Fund	4	5 [16]	4	1%[16]	2%	13%
2060 Fund	5	8 [16]	5 [16]	1 [16]	2	12
2055 Fund	5	9 [16]	5 [16]	1 [16]	3	14 [16]
2050 Fund	6	9 [16]	5 [16]	1	2	14 [16]
2045 Fund	5	9 [16]	5 [16]	2 [16]	— [17]	15 [16]
2040 Fund	8	10 [16]	6 [16]	1	4	17 [16]
2035 Fund	7	9 [16]	7 [16]	1	6	17 [16]
2030 Fund	10	8	7 [16]	2 [16]	9	21
2025 Fund	7	7	10	5 [16]	12	18 [16]
2020 Fund	8	7	5	6	15	20 [16]
2015 Fund	8	7	6	7	17	21 [16]
2010 Fund	9	11	8	8	18	20 [16]

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact of certain waivers and/or reimbursements from CRMC and/or AFS, if any.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]
This column reflects the net effective expense ratios for each fund and class, which include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented.

[6]	Based on operations for a period that is less than a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $0.01.
[11]	For the period 5/3/2024, commencement of operations, through 10/31/2024.
[12]
All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.

[13]	Amount less than $1 million.
[14]	Amount less than 0.01%.
[15]	Rates exclude in-kind transactions, if any.
[16]
Includes the value of securities sold due to in-kind redemptions. The rate shown would have been reduced by up to three percentage points if the value of securities sold due to in-kind redemptions were excluded.

[17]	Amount was either less than 1% or there was no turnover.
Refer to the notes to financial statements.

96	American Funds Target Date Retirement Series

Changes in and disagreements with accountants

None
Matters submitted for shareholder vote

Results of special meeting of shareholders
Held November 25, 2025
Shares outstanding (all classes) on August 28, 2025 (record date):
17,821,553,355
Total shares voting on November 25, 2025:
6,183,463,091 (34.7% of shares outstanding)
The proposal: To elect board members
Board member	Votes for	Percent of shares voting for	Votes withheld	Percent of shares withheld
Christopher D. Buchbinder	6,024,670,019	97.4%	158,793,072	2.6%
Vanessa C. L. Chang	6,025,353,692	97.4%	158,109,399	2.6%
Francisco G. Cigarroa	6,008,420,296	97.2%	175,042,795	2.8%
Nariman Farvardin	6,011,037,877	97.2%	172,425,214	2.8%
Jennifer C. Feikin	6,034,589,324	97.6%	148,873,767	2.4%
John G. Freund	6,011,086,160	97.2%	172,376,931	2.8%
Leslie Stone Heisz	6,017,644,105	97.3%	165,818,986	2.7%
Sharon I. Meers	6,035,234,969	97.6%	148,228,122	2.4%
William L. Robbins	6,026,490,971	97.5%	156,972,120	2.5%
Kenneth M. Simril	6,024,070,738	97.4%	159,392,353	2.6%
Margaret Spellings	6,028,605,332	97.5%	154,857,759	2.5%
Christopher E. Stone	6,019,287,136	97.3%	164,175,955	2.7%
Alexandra Trower	6,040,035,717	97.7%	143,427,374	2.3%
Paul S. Williams	6,018,492,455	97.3%	164,970,636	2.7%
Remuneration paid to directors, officers and others

Refer to the trustees’ deferred compensation disclosure in the notes to financial statements.

American Funds Target Date Retirement Series	97

Approval of Investment Advisory and Service Agreement

The series’ board has approved the continuation of the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through April 30, 2027. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all the series’ independent board members. The board and the committee determined in the exercise of their business judgment that the advisory fee structure for each fund within the series was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.
In reaching this decision, the board and the committee took into account their interactions with CRMC and information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and they were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.
1. Nature, extent and quality of services
The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which each fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the funds, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.
2. Investment results
The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which each fund is included) and data such as publicly disclosed benchmarks, including applicable market and fund indexes over various periods (including each fund’s lifetime) through September 30, 2025. They generally placed greater emphasis on investment results over longer term periods and relative to benchmarks consistent with each fund’s objective. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that each fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.
3. Advisory fees and total expenses
The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were generally compared favorably to those of other similar funds included in the comparable Lipper category.
The board and the committee also reviewed the fee schedule of the funds (including the fees and total expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. The board and committee also considered the breakpoint discounts in each underlying fund’s advisory fee structure that reduce the level of fees charged by CRMC to the underlying fund as its assets increase. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the underlying funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing each fund, and that each fund’s shareholders receive reasonable value in return for other amounts paid to CRMC by the funds.

98	American Funds Target Date Retirement Series

Approval of Investment Advisory and Service Agreement (continued)

4. Ancillary benefits
The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the series’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that CRMC bears the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of each fund to facilitate payments to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the other amounts paid to CRMC by the funds.
5. Adviser financial information
The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology, as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of a number of large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the underlying funds’ advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s expense structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

American Funds Target Date Retirement Series	99

ITEM 8 - Changes in and Disagreements with Accountants for Open-End Management Investment Companies

None

ITEM 9 - Proxy Disclosures for Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form under Matters submitted for shareholder vote.

ITEM 10 - Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is included as part of the material filed under Item 7 of this Form within the trustees' deferred compensation disclosure in the notes to financial statements.

ITEM 11 - Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included as part of the material filed under Item 7 of this Form under Approval of Investment Advisory and Service Agreement.

ITEM 12 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 13 - Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 14 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 15 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. The committee also coordinates annual self-assessments of the board and evaluates, selects and nominates independent trustee candidates to the full board of trustees. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 16 - Controls and Procedures

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17 - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 18 - Recovery of Erroneously Awarded Compensation

None

ITEM 19 - Exhibits

(a)(1) Not applicable for filing of semi-annual reports to shareholders.

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

American Funds Target Date Retirement Series

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By   /s/ Michael W. Stockton

Michael W. Stockton,

Executive Vice President and Principal Executive Officer

Date: July 08, 2026

By   /s/ Gregory F. Niland

Gregory F. Niland, Treasurer and

Principal Financial Officer

Date: July 08, 2026